Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (4.5%)
	Perseus Mining Ltd.	5,142,873	17,605
	Capricorn Metals Ltd.	1,581,632	14,020
*	Greatland Resources Ltd.	1,953,197	13,507
	Vault Minerals Ltd.	3,895,677	13,056
	Westgold Resources Ltd.	3,595,209	11,984
	Regis Resources Ltd.	2,775,128	11,892
*	Megaport Ltd.	905,592	11,575
	Ventia Services Group Pty Ltd.	2,820,368	11,502
	Codan Ltd.	401,163	11,267
	Eagers Automotive Ltd.	667,424	10,973
*	Paladin Energy Ltd.	1,548,870	10,239
	nib holdings Ltd.	1,837,249	9,668
	AUB Group Ltd. (XASX)	466,327	9,087
	Chorus Ltd.	1,610,943	8,893
[1]	Breville Group Ltd.	385,283	8,858
[2]	Viva Energy Group Ltd.	4,373,700	8,794
*	Zip Co. Ltd.	4,594,198	8,225
	NRW Holdings Ltd.	1,657,517	8,120
*	Emerald Resources NL	1,996,318	7,491
	Monadelphous Group Ltd.	360,417	7,379
	Charter Hall Long Wale REIT	2,732,147	7,305
*	Predictive Discovery Ltd.	15,172,764	7,037
	Reliance Worldwide Corp. Ltd.	2,768,484	6,809
	Pinnacle Investment Management Group Ltd.	597,508	6,669
	BWP Property Group Ltd.	2,319,503	6,329
	Charter Hall Retail REIT	2,219,406	6,273
	HomeCo Daily Needs REIT	6,853,600	6,090
	Super Retail Group Ltd.	639,404	5,963
*	Neuren Pharmaceuticals Ltd.	441,492	5,565
	Tabcorp Holdings Ltd.	8,740,370	5,477
*	Liontown Ltd.	8,090,753	5,472
	SRG Global Ltd.	2,173,351	5,114
*	Bellevue Gold Ltd.	5,735,884	5,022
*	Resolute Mining Ltd.	7,670,769	5,019
	Perenti Ltd.	3,329,626	4,941
	Centuria Industrial REIT	2,322,317	4,905
	Imdex Ltd.	1,889,700	4,882
*,1	4DMedical Ltd.	1,895,200	4,820
*	Nickel Industries Ltd.	8,404,463	4,789
	SmartGroup Corp. Ltd.	510,862	4,600
	Ingenia Communities Group	1,498,761	4,572
*,1	Mesoblast Ltd.	3,111,579	4,465
	Bega Cheese Ltd.	1,037,155	4,427
*	Superloop Ltd.	1,974,680	4,426
	Lovisa Holdings Ltd.	255,330	4,256
*,1	DroneShield Ltd.	3,444,013	4,103
	Data#3 Ltd.	597,634	4,100
*	Ora Banda Mining Ltd.	5,133,178	4,089
	Generation Development Group Ltd.	1,405,068	4,008
	Waypoint REIT Ltd.	2,289,616	4,003
	Dicker Data Ltd.	451,301	3,972
	EVT Ltd.	440,507	3,959
	Champion Iron Ltd.	1,654,700	3,935
	ARB Corp. Ltd.	281,072	3,891
	Helia Group Ltd.	1,101,411	3,874
	Service Stream Ltd.	2,239,997	3,829
	Premier Investments Ltd.	395,224	3,790
	Nick Scali Ltd.	339,093	3,761
[1]	Elders Ltd.	951,380	3,754
*	Austal Ltd.	1,464,478	3,693

		Shares	Market Value ($000)
*	FireFly Metals Ltd.	3,013,169	3,672
	GrainCorp Ltd. Class A	930,083	3,649
*	Catalyst Metals Ltd.	964,490	3,640
	Arena REIT	1,605,265	3,586
[1]	Guzman y Gomez Ltd.	201,041	3,503
*	Develop Global Ltd.	1,027,703	3,491
*	Metals X Ltd.	3,135,906	3,468
*	Deep Yellow Ltd.	3,694,844	3,413
	Nine Entertainment Co. Holdings Ltd.	5,049,887	3,395
*	Alkane Resources Ltd.	3,611,112	3,367
	IRESS Ltd.	684,607	3,281
	DigiCo Infrastructure REIT	1,821,339	3,242
*	Nufarm Ltd.	1,519,075	3,194
	Karoon Energy Ltd.	2,551,260	3,163
	Regis Healthcare Ltd.	718,771	3,144
	Centuria Capital Group (XASX)	3,058,311	3,137
	Aussie Broadband Ltd.	937,008	3,125
	McMillan Shakespeare Ltd.	224,906	3,084
*,1	Elevra Lithium Ltd.	575,069	3,009
*,1	Electro Optic Systems Holdings Ltd.	624,476	2,936
*	PEXA Group Ltd.	553,807	2,877
*,1	Silex Systems Ltd.	895,838	2,873
	Aspen Group Ltd.	771,141	2,751
[1]	Kingsgate Consolidated Ltd.	965,585	2,731
*	SiteMinder Ltd.	1,136,954	2,680
*	Judo Capital Holdings Ltd.	3,824,639	2,599
*,1	Catapult Sports Ltd.	1,091,273	2,572
	Amotiv Ltd.	517,102	2,552
*,1	Weebit Nano Ltd.	825,200	2,501
	Collins Foods Ltd.	431,775	2,487
*,1	Vulcan Energy Resources Ltd.	1,389,113	2,480
	Charter Hall Social Infrastructure REIT	1,342,679	2,429
*,1	IperionX Ltd.	1,104,745	2,351
*,1	Macquarie Technology Group Ltd.	55,371	2,348
	Ridley Corp. Ltd.	1,158,396	2,328
*	Nanosonics Ltd.	1,050,420	2,318
	Kelsian Group Ltd.	736,283	2,291
[1]	PWR Holdings Ltd.	323,950	2,258
	HMC Capital Ltd.	1,116,831	2,256
	Rural Funds Trust	1,440,944	2,199
	Dexus Industria REIT	1,260,537	2,182
	Maas Group Holdings Ltd.	602,776	2,105
	MyState Ltd.	610,238	2,095
	Gemlife Communities Group	674,663	2,094
[1]	Supply Network Ltd.	87,892	2,086
	Inghams Group Ltd.	1,314,797	2,078
	oOh!media Ltd.	1,868,069	2,037
	Hansen Technologies Ltd.	678,817	2,024
	Bravura Solutions Ltd.	1,120,439	2,001
	Cromwell Property Group	6,559,880	1,986
	Integral Diagnostics Ltd.	1,334,463	1,968
	Regal Partners Ltd.	1,011,303	1,965
	L1 Group Ltd.	2,631,664	1,903
*,1	Arafura Rare Earths Ltd.	14,245,794	1,793
*	Alpha HPA Ltd.	5,027,969	1,726
	Growthpoint Properties Australia Ltd.	1,087,542	1,703
	MA Financial Group Ltd.	423,622	1,694
*	Virgin Australia Holdings Ltd.	865,739	1,687
	Redox Ltd.	654,355	1,685
	Stanmore Resources Ltd.	1,010,721	1,637
*,1	PolyNovo Ltd.	2,695,035	1,634
*	WA1 Resources Ltd.	191,407	1,458
	Navigator Global Investments Ltd. (XASX)	870,271	1,421
	Fleetpartners Group Ltd.	706,796	1,402
*,1	Lifestyle Communities Ltd.	388,503	1,388
	Storage King Group	1,512,490	1,368
	GWA Group Ltd.	811,558	1,363
	Centuria Office REIT	2,112,455	1,359
*	Temple & Webster Group Ltd.	343,827	1,332
	EQT Holdings Ltd.	109,711	1,297

		Shares	Market Value ($000)
*	Tyro Payments Ltd.	2,055,036	1,215
	Cedar Woods Properties Ltd.	244,049	1,200
*	Amplitude Energy Ltd.	1,113,492	1,189
*,1,3	Corporate Travel Management Ltd.	408,628	1,155
[1]	Clinuvel Pharmaceuticals Ltd.	178,331	1,136
*	Omni Bridgeway Ltd.	1,052,552	1,123
[1]	Jumbo Interactive Ltd.	218,506	1,111
*	Aurelia Metals Ltd.	5,003,493	1,108
	Australian Ethical Investment Ltd.	348,568	1,082
[1]	Vulcan Steel Ltd.	281,939	1,040
	Australian Clinical Labs Ltd.	619,030	1,036
*,1	HealthCo REIT	1,921,417	1,005
	Kogan.com Ltd.	310,786	935
	Australian Finance Group Ltd.	836,024	924
*	Star Entertainment Group Ltd.	9,118,241	897
*	Fineos Corp. Ltd. GDR	649,779	887
*,1	Wildcat Resources Ltd.	3,728,454	877
*	Gentrack Group Ltd.	409,391	877
[1]	Praemium Ltd.	1,689,829	860
	Bapcor Ltd.	2,731,749	842
	GDI Property Group Partnership	1,879,489	840
	Myer Holdings Ltd.	5,678,243	837
	Accent Group Ltd.	1,690,644	823
	Abacus Group	1,224,756	815
*	Nuix Ltd.	876,047	787
*	ioneer Ltd.	9,619,113	781
*	Emeco Holdings Ltd.	1,111,034	756
*,1	BrainChip Holdings Ltd.	8,218,842	749
*	Strike Energy Ltd.	9,857,187	684
	Solvar Ltd.	560,281	616
	IPH Ltd.	205,473	600
*,3	AVZ Minerals Ltd.	8,431,227	593
	Credit Corp. Group Ltd.	55,510	537
*	St. Barbara Ltd.	1,655,654	528
	Macmahon Holdings Ltd.	808,565	524
	Select Harvests Ltd.	173,019	510
*	Coast Entertainment Holdings Ltd.	1,327,454	484
*	Core Lithium Ltd.	2,702,528	454
*	Audinate Group Ltd.	334,212	445
*	Australian Agricultural Co. Ltd.	461,316	442
*	Minerals 260 Ltd.	980,639	404
*	Sunrise Energy Metals Ltd.	40,031	404
*	PYC Therapeutics Ltd.	337,580	403
*	Baby Bunting Group Ltd.	545,575	398
*,1	Mayne Pharma Group Ltd.	208,615	391
*,1	EML Payments Ltd.	1,633,699	373
	G8 Education Ltd.	3,152,800	331
*	Lindian Resources Ltd.	606,308	330
	Cuscal Ltd.	92,129	326
*	29Metals Ltd. (XASX)	1,758,532	322
*	EQ Resources Ltd.	1,730,887	310
*	Artrya Ltd.	103,996	293
	Humm Group Ltd.	962,139	285
	Webjet Group Ltd.	992,093	283
*	Elsight Ltd.	70,304	277
	GenusPlus Group Ltd.	35,320	217
	Southern Cross Electrical Engineering Ltd.	70,590	215
	Tasmea Ltd.	34,507	203
*	WEB Travel Group Ltd.	82,057	196
*	Tuas Ltd.	42,096	64
*,3	Firefinch Ltd.	4,116,778	58
*,1	Syrah Resources Ltd.	572,668	44
*,3	ESG Minerals Ltd.	183,648	—
			616,405
Austria (0.7%)
	voestalpine AG	455,768	23,741
*	AT&S Austria Technologie & Systemtechnik AG	95,714	14,658
[1]	Wienerberger AG	411,599	10,130
	UNIQA Insurance Group AG	422,962	8,803

		Shares	Market Value ($000)
	DO & Co. AG	29,485	6,885
	EVN AG	132,240	4,481
[1]	Oesterreichische Post AG	118,869	4,466
[1]	Mayr Melnhof Karton AG	31,220	2,993
	Porr AG	66,451	2,886
	CA Immobilien Anlagen AG	100,604	2,811
*	CPI Europe AG	123,662	2,218
	Palfinger AG	62,857	2,125
*,1	Lenzing AG	72,233	1,963
[1]	SBO AG	33,509	1,137
*	BAJAJ Mobility AG	30,369	715
[1]	Agrana Beteiligungs AG	43,331	567
			90,579
Belgium (1.2%)
	Aedifica SA	351,923	28,458
	Umicore SA	870,317	21,723
	KBC Ancora	144,528	14,767
	Azelis Group NV	892,098	11,650
	Solvay SA	273,537	8,384
	CMB Tech NV	432,040	7,020
	Fagron	252,381	6,741
	Montea NV	79,860	6,259
	Melexis NV	72,087	5,661
	Bekaert SA	115,068	5,288
	VGP NV	52,538	5,119
	Xior Student Housing NV	154,224	4,908
	Deme Group NV	24,469	4,668
	Gimv NV	87,962	4,529
	Colruyt Group NV	90,568	4,060
	Proximus SADP	471,583	3,493
	Retail Estates NV	45,059	3,426
	Shurgard Self Storage Ltd. (XBRU)	115,863	3,385
	Kinepolis Group NV	48,326	2,254
	Tessenderlo Group SA	74,256	1,828
	Barco NV	196,080	1,777
	Vastned NV	25,374	870
*	bpost SA	344,822	598
			156,866
Brazil (1.0%)
	Kinea Rendimentos Imobiliarios FII (BVMF)	409,556	8,731
	Kinea Indice de Precos FII	300,891	5,437
	FII BTLG	260,217	5,175
	Xp Malls Fdo Inv Imob Fii	248,199	5,130
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,188,509	5,010
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	162,810	4,735
	Iguatemi SA (BVMF)	908,382	4,450
	Cogna Educacao SA	9,193,389	4,135
	Cury Construtora e Incorporadora SA	664,200	3,943
	Kinea Renda Imobiliaria FII	105,307	3,277
	Fleury SA	953,838	3,225
	Maxi Renda FII (BVMF)	1,702,716	3,218
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	126,816	3,133
	Direcional Engenharia SA	1,370,889	3,069
*	Orizon Valorizacao de Residuos SA	217,271	3,022
	Bradsaude S A	952,099	2,990
	XP Log FII (BVMF)	158,819	2,911
	Vivara Participacoes SA	595,604	2,606
	IRB Brasil Resseguros SA	233,394	2,581
	JHSF Participacoes SA	1,154,700	2,519
*,2	Hapvida Participacoes e Investimentos SA	1,037,000	2,308
	Construtora Tenda SA	382,889	2,291
	Kinea High Yield CRI - FII	115,754	2,284
	Vinci Shopping Centers FII (BVMF)	107,377	2,222
	Trx Real Estate FII	120,621	2,168
	EcoRodovias Infraestrutura e Logistica SA	1,562,461	2,136
	Capitania Securities II FII (BVMF)	1,372,612	2,036
	Hedge Brasil Shopping FII (BVMF)	522,299	1,972
*	Dexco SA	1,829,124	1,840
	Sao Martinho SA	630,900	1,807

		Shares	Market Value ($000)
	Fras-Le SA	416,899	1,741
	Cia Brasileira de Aluminio	780,898	1,707
	Vulcabras SA	587,176	1,612
	Fii UBS Br Receb Imob	100,403	1,585
	Fundo De Investimento Imobiliario VBI Prime Properties	114,010	1,568
	Ez Tec Empreendimentos e Participacoes SA	712,110	1,555
	Mills Locacao Servicos e Logistica SA	459,505	1,428
	LOG Commercial Properties e Participacoes SA	269,765	1,353
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	463,700	1,340
	YDUQS Participacoes SA	819,525	1,335
*	Tupy SA	409,100	1,269
	Mahle-Metal Leve SA	201,400	1,267
	Tres Tentos Agroindustrial SA	521,824	1,215
	Iochpe Maxion SA	631,000	1,209
*	Hidrovias do Brasil SA (BVMF)	1,849,785	1,146
	Grupo SBF SA	604,008	1,126
	Fundo De Investimento Imobiliario TG Ativo Real	110,984	1,110
[2]	LWSA SA	1,426,200	1,047
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (BVMF)	1,359,028	895
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	208,412	783
	Maxi Renda FII	394,812	746
	SIMPAR SA	478,245	727
	Grendene SA	783,983	580
*	Log-in Logistica Intermodal SA	101,219	564
*	Oncoclinicas do Brasil Servicos Medicos SA	4,027,300	437
*	CVC Brasil Operadora e Agencia de Viagens SA	1,602,700	414
*	Banco ABC Brasil SA	12,547	59
	Movida Participacoes SA	3,600	6
			130,185
Canada (10.4%)
	Hudbay Minerals Inc.	1,616,461	36,680
*	Aritzia Inc.	366,325	36,500
	Finning International Inc.	498,313	33,023
	South Bow Corp.	791,319	29,342
	DPM Metals Inc.	812,741	28,571
	Capital Power Corp.	593,290	27,877
	Eldorado Gold Corp.	898,441	27,116
*	Capstone Copper Corp.	2,504,171	23,776
	PrairieSky Royalty Ltd.	885,049	21,889
*	G Mining Ventures Corp.	711,212	21,679
*	NexGen Energy Ltd.	2,351,599	21,505
	Definity Financial Corp.	369,566	21,098
*	SSR Mining Inc.	821,027	20,991
	OceanaGold Corp.	858,754	20,705
	Brookfield Infrastructure Corp. Class A	475,619	20,106
	Chartwell Retirement Residences	1,223,422	19,715
	OR Royalties Inc.	643,634	19,127
*	BlackBerry Ltd.	2,232,714	19,001
	Onex Corp.	246,569	18,880
	B2Gold Corp.	4,756,012	17,811
	RioCan REIT	1,106,479	17,507
	Tamarack Valley Energy Ltd.	1,815,659	17,368
	Brookfield Renewable Corp.	519,047	17,321
	Algonquin Power & Utilities Corp.	2,927,538	17,124
*	MDA Space Ltd.	548,998	16,620
	Colliers International Group Inc.	167,193	16,440
	Granite REIT	227,939	15,644
	Northland Power Inc.	994,411	15,478
	Methanex Corp.	276,443	15,364
	Gibson Energy Inc.	654,244	14,976
	Canadian Apartment Properties REIT	588,092	14,540
*	K92 Mining Inc.	899,573	14,458
	Secure Waste Infrastructure Corp.	815,742	14,059
	Peyto Exploration & Development Corp.	762,003	13,986
	Torex Gold Resources Inc.	356,845	13,733
*	Athabasca Oil Corp.	1,814,926	13,413
	Centerra Gold Inc.	761,616	13,093
	First Capital REIT	799,409	13,076
	TransAlta Corp.	1,032,140	12,929

		Shares	Market Value ($000)
	West Fraser Timber Co. Ltd.	193,061	12,502
*	Discovery Mining Ltd.	2,000,509	12,487
*	Kinaxis Inc.	104,091	12,474
	Premium Brands Holdings Corp.	176,347	11,662
*	Montage Gold Corp.	1,022,714	11,571
	Stella-Jones Inc.	208,150	11,484
	Choice Properties REIT	1,004,504	11,436
	Baytex Energy Corp.	2,469,526	11,257
	Dream Industrial REIT	1,087,077	11,159
	Topaz Energy Corp.	492,417	11,117
	Boyd Group Services Inc.	106,860	11,046
	Linamar Corp.	146,957	10,838
	Orla Mining Ltd.	1,181,536	10,569
*	Wesdome Gold Mines Ltd.	567,145	10,523
*	ERO Copper Corp.	389,246	10,451
	Enerflex Ltd.	466,359	10,386
*	Aya Gold & Silver Inc.	525,589	10,325
*	Aris Mining Corp.	772,170	10,317
	Boralex Inc. Class A	388,835	10,285
	SmartCentres REIT	484,893	10,221
*	Skeena Resources Ltd.	382,167	10,139
	Russel Metals Inc.	207,713	9,966
*	Denison Mines Corp.	3,506,592	9,881
*	Fortuna Mining Corp.	1,139,134	9,597
	Exchange Income Corp.	106,599	9,547
	EQB Inc.	93,840	9,511
*	NGEx Minerals Ltd.	527,722	9,430
*	Seabridge Gold Inc.	365,055	9,411
*	Trekor Metals Ltd.	1,374,277	9,274
	CES Energy Solutions Corp.	787,353	9,177
	BRP Inc.	146,179	9,032
*	Endeavour Silver Corp.	1,152,387	8,640
*	ATS Corp.	315,591	8,611
	Sprott Inc.	82,263	8,455
	Aecon Group Inc.	256,365	8,271
	Headwater Exploration Inc.	863,662	8,163
	Badger Infrastructure Solutions Ltd.	127,398	8,075
	Brookfield Business Corp. Class A	269,919	8,006
	H&R REIT	998,412	7,849
	Freehold Royalties Ltd.	637,731	7,788
*	Novagold Resources Inc.	1,321,169	7,690
	Triple Flag Precious Metals Corp.	267,154	7,674
*	Air Canada	420,816	7,616
	Silvercorp Metals Inc.	810,726	7,536
	Primaris REIT	449,429	7,345
	Boardwalk REIT	154,736	7,313
	Strathcona Resources Ltd.	239,803	7,274
	Vermilion Energy Inc.	586,386	6,977
*	Bausch Health Cos. Inc.	986,066	6,788
	North West Co. Inc.	180,959	6,564
*	Allied Gold Corp.	359,327	6,521
*	NFI Group Inc.	357,163	6,426
	Sienna Senior Living Inc.	403,046	6,409
	Parex Resources Inc.	366,697	6,351
	Paramount Resources Ltd. Class A	296,773	6,264
	Killam Apartment REIT	465,846	6,178
	Maple Leaf Foods Inc.	287,332	5,862
*	Perpetua Resources Corp.	317,514	5,839
*	International Petroleum Corp.	248,591	5,604
*,1	Southern Cross Gold Consolidated Ltd.	842,315	5,408
	Allied Properties REIT	758,894	5,316
*	Trisura Group Ltd.	177,331	5,270
*	Lightspeed Commerce Inc.	518,222	5,227
	Crombie REIT	410,797	5,119
*	Advantage Energy Ltd.	641,246	5,032
	TerraVest Industries Inc.	61,051	4,975
	Richelieu Hardware Ltd.	194,312	4,915
	Labrador Iron Ore Royalty Corp.	251,437	4,798
	Birchcliff Energy Ltd.	1,016,608	4,634
	Superior Plus Corp.	795,080	4,526

		Shares	Market Value ($000)
*	Vizsla Silver Corp.	1,365,334	4,266
	Brookfield Wealth Solutions Ltd.	97,813	4,233
	Altus Group Ltd.	124,719	4,165
	CT REIT	287,824	3,827
	Pet Valu Holdings Ltd.	254,870	3,569
	Westshore Terminals Investment Corp.	121,348	3,471
*	Americas Gold & Silver Corp.	860,791	3,273
	Winpak Ltd.	97,916	3,071
*	Almonty Industries Inc.	235,869	2,610
*	Canfor Corp.	234,296	2,509
[1]	goeasy Ltd.	62,410	2,120
	OR Royalties Inc. (XTSE)	65,199	1,940
	Cargojet Inc.	28,549	1,721
	Cogeco Communications Inc.	39,108	1,649
*	MDA Space Ltd. (XTSE)	51,667	1,563
	Leon's Furniture Ltd.	82,902	1,455
	Bird Construction Inc.	23,460	1,119
	Transcontinental Inc. Class A	265,627	1,012
*	5N Plus Inc.	41,100	955
	Extendicare Inc.	35,600	901
	Altius Minerals Corp.	20,200	836
*	AbraSilver Resource Corp.	53,800	521
*	Valor Gold Corp.	197,842	469
*	Spartan Delta Corp.	48,200	409
*	Snowline Gold Corp.	37,179	357
	Hammond Power Solutions Inc.	1,993	356
*	Lightspeed Commerce Inc. (XTSE)	14,700	149
			1,409,431
Chile (0.1%)
	Engie Energia Chile SA	1,582,836	3,136
	Inversiones La Construccion SA	115,434	2,694
	Salfacorp SA	1,655,718	2,173
	Empresa Nacional de Telecomunicaciones SA	521,333	2,035
	SMU SA	13,362,263	1,832
	Vina Concha y Toro SA	1,927,285	1,750
	Ripley Corp. SA	3,795,784	1,560
	Veolia Inversiones Aguas del Gran Santiago Ltda	1,439,243	1,458
*	CAP SA	224,731	1,433
	SONDA SA (XSGO)	1,344,746	447
			18,518
China (6.2%)
*,1	XtalPi Holdings Ltd.	14,000,000	12,218
	Atour Lifestyle Holdings Ltd. ADR	275,580	9,461
	Dongyue Group Ltd.	5,664,000	8,554
*,2	InnoCare Pharma Ltd. Class H	4,889,000	8,507
*,1	Hesai Group	3,999,112	8,452
	TCL Electronics Holdings Ltd.	3,978,122	8,185
*,2	Keymed Biosciences Inc.	855,000	7,935
*	Kingsoft Cloud Holdings Ltd.	10,320,275	7,705
[1]	Lingbao Gold Group Co. Ltd. Class H	2,840,300	6,987
*	XD Inc.	1,132,600	6,876
[1]	Wanguo Gold Group Ltd.	4,634,000	6,234
*,2	Mobvista Inc.	3,868,000	5,519
[2]	Simcere Pharmaceutical Group Ltd.	3,504,000	5,513
	Harbin Electric Co. Ltd. Class H	2,631,813	5,291
*,2	Ascentage Pharma Group International	1,214,200	5,231
*,1	Phancy Group Co. Ltd. Class H	1,371,000	5,133
*,1	WeRide Inc. ADR	829,921	4,830
	Chongqing Polycomp International Corp. Class A	1,001,700	4,736
	Wasion Holdings Ltd.	1,980,000	4,456
*,1	RoboSense Technology Co. Ltd.	1,401,000	4,248
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	1,553,000	4,110
[1]	Chinasoft International Ltd.	8,136,304	4,091
*,1,2	Everest Medicines Ltd.	1,187,000	3,828
[1]	Shoucheng Holdings Ltd.	16,359,246	3,675
*,1	Sunac China Holdings Ltd.	51,433,000	3,611
	Fufeng Group Ltd.	5,326,864	3,513
	Consun Pharmaceutical Group Ltd.	1,951,000	3,410
[1]	Shanghai Conant Optical Co. Ltd. Class H	798,800	3,220

		Shares	Market Value ($000)
	Lonking Holdings Ltd.	8,073,313	3,211
*,1	Shenzhen Dobot Corp. Ltd. Class H	993,200	3,111
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	991,500	3,049
[2]	Genertec Universal Medical Group Co. Ltd.	4,881,309	3,034
*,1	REPT BATTERO Energy Co. Ltd. Class H	2,200,400	3,024
	Greentown Service Group Co. Ltd.	5,265,255	2,917
*,1,2	CStone Pharmaceuticals	5,251,000	2,890
	Grace Fabric Technology Co. Ltd. Class A	151,300	2,869
*,1	Lifetech Scientific Corp.	15,294,058	2,868
*,1	Newborn Town Inc.	2,722,685	2,832
	CIMC Enric Holdings Ltd.	2,832,000	2,811
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	52,984	2,797
	China Tobacco International HK Co. Ltd.	874,000	2,691
*,2	Evergrande Property Services Group Ltd.	19,553,500	2,690
[1]	Onewo Inc. Class H	1,227,200	2,638
[1,2]	Jinxin Fertility Group Ltd.	9,521,500	2,632
*,1	Black Sesame International Holding Ltd.	1,739,000	2,616
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,503,000	2,571
	FIH Mobile Ltd.	1,044,100	2,564
*	Abbisko Cayman Ltd.	1,986,000	2,548
	China Water Affairs Group Ltd.	4,243,600	2,528
	China Overseas Property Holdings Ltd.	5,755,000	2,525
*,1	Global New Material International Holdings Ltd.	2,658,000	2,504
[1]	Grand Pharmaceutical Group Ltd.	3,746,740	2,466
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	200,700	2,464
	Hubei Dinglong Co. Ltd. Class A	241,812	2,457
*,1	Sunshine Lake Pharma Co. Ltd. Class H	461,408	2,457
*,1,2	Tuhu Car Inc.	1,527,000	2,356
*	Kingsemi Co. Ltd. Class A	53,464	2,319
	JNBY Design Ltd.	873,000	2,308
	China Overseas Grand Oceans Group Ltd.	7,369,500	2,302
	Delton Technology Guangzhou Inc. Class A	108,100	2,275
	Sinofert Holdings Ltd.	13,564,000	2,245
	Leader Harmonious Drive Systems Co. Ltd. Class A	48,971	2,205
	Bank of Chongqing Co. Ltd. Class H	2,012,843	2,197
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	301,475	2,193
	Hello Group Inc. ADR	365,475	2,189
[1]	Gushengtang Holdings Ltd.	582,600	2,189
*,1	Country Garden Holdings Co. Ltd.	100,257,000	2,168
	Konfoong Materials International Co. Ltd. Class A	71,300	2,145
	First Tractor Co. Ltd. Class H	1,878,954	2,128
	Wuhan Jingce Electronic Group Co. Ltd. Class A	73,792	2,083
[1]	JF SmartInvest Holdings Ltd.	542,300	2,075
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	58,678	2,059
	Puya Semiconductor Shanghai Co. Ltd. Class A	39,206	2,055
*,1	China Modern Dairy Holdings Ltd.	10,839,000	2,047
[1]	West China Cement Ltd.	8,957,200	2,046
	Sihuan Pharmaceutical Holdings Group Ltd.	17,771,000	2,036
	Nanya New Material Technology Co. Ltd. Class A	62,777	2,021
	Advanced Fiber Resources Zhuhai Ltd. Class A	66,890	2,019
*	JoulWatt Technology Co. Ltd. Class A	119,488	2,013
	Tuya Inc. ADR	1,182,130	1,986
*	Shenyang Fortune Precision Equipment Co. Ltd. Class A	80,807	1,969
[1]	Tiangong International Co. Ltd.	5,248,000	1,965
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	1,546,400	1,963
	Nantong Jianghai Capacitor Co. Ltd. Class A	224,000	1,945
*,2	Alphamab Oncology	2,034,000	1,935
*	Vnet Group Inc. ADR	264,396	1,896
[1]	Tongguan Gold Group Ltd.	7,080,000	1,860
*,1,2	Yidu Tech Inc.	3,164,600	1,847
	Jiangsu Etern Co. Ltd. Class A	388,200	1,837
	Health & Happiness H&H International Holdings Ltd.	945,000	1,836
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	450,000	1,831
	Poly Property Group Co. Ltd.	9,434,000	1,829
[2]	China East Education Holdings Ltd.	3,089,500	1,790
	Q Technology Group Co. Ltd.	2,019,000	1,770
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	175,700	1,750
[1]	China Resources Beverage Holdings Co. Ltd.	1,675,800	1,733
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	35,556	1,709
	FinVolution Group ADR	350,515	1,700

		Shares	Market Value ($000)
	Jiujiang Defu Technology Co. Ltd. Class A	167,900	1,652
[1,3]	Fu Shou Yuan International Group Ltd.	4,900,000	1,650
*	Youdao Inc. ADR	98,155	1,649
	China BlueChemical Ltd. Class H	6,060,000	1,636
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	341,705	1,595
*	Suzhou Everbright Photonics Co. Ltd. Class A	47,359	1,587
*,1	DPC Dash Ltd.	309,600	1,570
	Fujian Wanchen Food Group Co. Ltd. Class A	48,200	1,559
	Shenzhen SEICHI Technologies Co. Ltd. Class A	24,917	1,513
	Wuxi Taiji Industry Ltd. Co. Class A	594,168	1,511
	Sinopec Kantons Holdings Ltd.	3,109,962	1,478
	Qilu Bank Co. Ltd. Class A	1,558,027	1,471
*	Orbbec Inc. Class A	105,752	1,467
	Goldenmax International Group Ltd. Class A	192,300	1,449
	Sigmastar Technology Ltd. Class A	86,500	1,447
	Sichuan Expressway Co. Ltd. Class H	2,284,000	1,408
	Hangcha Group Co. Ltd. Class A	338,425	1,408
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	110,202	1,408
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	157,200	1,402
	China Datang Corp. Renewable Power Co. Ltd. Class H	8,584,000	1,401
	Moon Environment Technology Co. Ltd. Class A	266,910	1,394
	Sichuan EM Technology Co. Ltd. Class A	271,599	1,383
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	68,300	1,375
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	190,358	1,362
[1]	Chervon Holdings Ltd.	558,100	1,355
	CGN New Energy Holdings Co. Ltd.	4,542,720	1,351
*	Yangzijiang Financial Holding Ltd.	8,115,600	1,330
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	94,830	1,326
	Shenzhen Sunlord Electronics Co. Ltd. Class A	208,970	1,321
	Red Avenue New Materials Group Co. Ltd. Class A	160,100	1,285
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	70,838	1,280
	Beijing Sifang Automation Co. Ltd. Class A	227,000	1,273
	Zhejiang Yinlun Machinery Co. Ltd. Class A	223,500	1,272
	Yuexiu Transport Infrastructure Ltd.	2,674,000	1,267
	L&K Engineering Suzhou Co. Ltd. Class A	57,700	1,266
*	Sichuan Hongda Co. Ltd. Class A	680,300	1,264
[1,2]	Linklogis Inc. Class B	4,799,000	1,244
	Andon Health Co. Ltd. Class A	122,711	1,243
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	975,595	1,229
	Suzhou Kematek Inc. Class A	98,100	1,228
	Loncin Motor Co. Ltd. Class A	556,300	1,211
	Grinm Advanced Materials Co. Ltd. Class A	228,900	1,196
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	714,354	1,196
*	Skyworth Group Ltd.	2,144,710	1,194
	Guocheng Mining Co. Ltd. Class A	286,675	1,183
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	156,231	1,181
	China Foods Ltd.	2,666,000	1,173
	Anhui Yingliu Electromechanical Co. Ltd. Class A	181,800	1,153
	FSPG Hi-Tech Co. Ltd. Class A	640,000	1,145
	Tong Ren Tang Technologies Co. Ltd. Class H	2,506,516	1,124
	Beibuwan Port Co. Ltd. Class A	609,819	1,122
	Linktel Technologies Co. Ltd. Class A	34,200	1,117
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	218,220	1,103
	SSY Group Ltd.	3,631,324	1,101
	Grandblue Environment Co. Ltd. Class A	237,372	1,088
	Zhende Medical Co. Ltd. Class A	80,400	1,083
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	188,020	1,074
	Wuhan DR Laser Technology Corp. Ltd. Class A	73,224	1,073
*	Bohai Leasing Co. Ltd. Class A	1,590,100	1,072
	Yanlord Land Group Ltd.	2,002,687	1,070
	China Shineway Pharmaceutical Group Ltd.	1,026,343	1,065
	Henan Pinggao Electric Co. Ltd. Class A	363,900	1,064
	K Wah International Holdings Ltd.	4,011,398	1,059
	Wuhan Dameng Database Co. Ltd. Class A	29,719	1,056
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	433,000	1,055
	Shenzhen Honor Electronic Co. Ltd. Class A	40,320	1,054
	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	31,600	1,051
	Fulin Precision Co. Ltd. Class A	454,540	1,050
	Sinotruk Jinan Truck Co. Ltd. Class A	305,139	1,049
	China Resources Medical Holdings Co. Ltd.	3,222,291	1,043

		Shares	Market Value ($000)
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,382,200	1,033
	Henan Zhongfu Industry Co. Ltd. Class A	1,030,200	1,032
	Jiangsu Azure Corp. Class A	437,932	1,031
	Zhejiang Taotao Vehicles Co. Ltd. Class A	27,400	1,027
	Dajin Heavy Industry Co. Ltd. Class A	175,300	1,025
	North Copper Co. Ltd. Class A	514,200	1,022
	T&S Communications Co. Ltd. Class A	60,700	1,021
	Digital China Group Co. Ltd. Class A	285,880	1,020
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	309,613	1,019
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	92,269	1,014
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	80,750	1,010
	Shanghai Zhonggu Logistics Co. Ltd. Class A	630,192	1,006
	China Coal Xinji Energy Co. Ltd. Class A	684,410	993
	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	163,100	992
	GCL Energy Technology Co. Ltd. Class A	442,800	989
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	110,833	988
*	Estun Automation Co. Ltd. Class A (XSEC)	223,000	983
*	Shui On Land Ltd.	14,178,000	977
*	Shanghai Vital Microtech Co. Ltd.	252,900	975
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	446,259	963
*	Forehope Electronic Ningbo Co. Ltd. Class A	111,600	955
	Infore Environment Technology Group Co. Ltd. Class A	817,165	951
	Espressif Systems Shanghai Co. Ltd. Class A	62,266	947
	Guangdong Aofei Data Technology Co. Ltd. Class A	281,131	932
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	87,145	932
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,402,300	931
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	236,900	920
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,866,362	920
*	Gaotu Techedu Inc. ADR	501,598	913
	Intsig Information Co. Ltd. Class A	53,265	910
	Xiamen Amoytop Biotech Co. Ltd. Class A	105,111	909
	Western Region Gold Co. Ltd. Class A	240,067	907
	Hubei Zhenhua Chemical Co. Ltd. Class A	196,800	907
	Xi'an Bright Laser Technologies Co. Ltd. Class A	74,925	904
[1]	Xinyi Energy Holdings Ltd.	7,856,000	901
	Qingdao East Steel Tower Stock Co. Ltd. Class A	322,800	897
	POCO Holding Co. Ltd. Class A	103,880	894
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	937,367	893
	Jiangxi Jovo Energy Co. Ltd. Class A	187,000	882
	Castech Inc. Class A	121,140	879
[1,2]	Maoyan Entertainment	1,509,400	870
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	492,400	867
[1]	Zhongyu Energy Holdings Ltd.	2,758,000	864
	Olympic Circuit Technology Co. Ltd. Class A	185,400	864
	Ningbo Zhenyu Technology Co. Ltd. Class A	64,723	863
*	DingDong Cayman Ltd. ADR	335,519	862
	Guangdong Hongda Holdings Group Co. Ltd. Class A	207,074	861
	Shanghai Huace Navigation Technology Ltd. Class A	203,904	857
*	Hunan Silver Co. Ltd. Class A	725,300	857
	Sinomach Precision Industry Group Co. Ltd. Class A	136,874	854
*,1,2	Ocumension Therapeutics	1,319,500	852
	Kehua Data Co. Ltd. Class A	199,955	850
	Shanghai AtHub Co. Ltd. Class A	234,534	843
	Fujian Longking Co. Ltd. Class A	318,700	841
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	138,666	838
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	147,458	837
*	TDG Holdings Co. Ltd. Class A	337,800	829
*	Shenzhen Investment Ltd.	9,528,000	826
	China Railway Construction Heavy Industry Corp. Ltd. Class A	1,295,882	825
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	200,292	822
*	China Hainan Rubber Industry Group Co. Ltd. Class A	1,116,300	820
	Bank of Chongqing Co. Ltd. Class A	483,639	818
*	China First Heavy Industries Co. Ltd. Class A	1,783,090	816
	Henan Mingtai Al Industrial Co. Ltd. Class A	324,996	812
	Guizhou Chanhen Chemical Corp. Class A	157,700	806
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	95,713	804
*	Vantone Neo Development Group Co. Ltd. Class A	506,000	803
*,1	Xinte Energy Co. Ltd. Class H	1,619,200	802
	China Wafer Level CSP Co. Ltd. Class A	186,720	802
	Yuexiu REIT	9,327,013	797

		Shares	Market Value ($000)
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	231,214	796
	Fujian Star-net Communication Co. Ltd. Class A	206,310	794
	Xiamen Bank Co. Ltd. Class A	684,010	790
	Jack Technology Co. Ltd. Class A	123,500	789
	Luster LightTech Co. Ltd. Class A	124,350	785
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	243,800	782
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	95,060	779
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	328,100	776
	Optowide Technologies Co. Ltd. Class A	48,600	776
	INESA Intelligent Tech Inc. Class A	295,000	772
	PhiChem Corp. Class A	165,100	770
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	80,600	769
	Hangzhou Zhongheng Electric Co. Ltd. Class A	145,500	765
	Guangzhou Haozhi Industrial Co. Ltd. Class A	81,300	764
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	254,066	760
	SPIC Green Energy Co. Ltd. Class A	940,964	759
*	COL Group Co. Ltd. Class A	205,700	757
	Zhejiang XCC Group Co. Ltd. Class A	98,400	756
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	90,090	755
[1,2]	A-Living Smart City Services Co. Ltd. Class H	3,264,040	753
*	Hybio Pharmaceutical Co. Ltd. Class A	240,100	750
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	110,520	744
	Shenzhen FRD Science & Technology Co. Ltd. Class A	158,243	741
	Easy Click Worldwide Network Technology Co. Ltd. Class A	163,800	740
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	64,180	737
	HMT Xiamen New Technical Materials Co. Ltd. Class A	85,700	734
*	Henan Yuneng Holdings Co. Ltd. Class A	413,400	733
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	246,004	732
	INESA Intelligent Tech Inc. Class B	1,060,506	728
	Beijing GeoEnviron Engineering & Technology Inc. Class A	389,926	726
*	InventisBio Co. Ltd. Class A	242,778	725
*	Jushri Technologies Inc. Class A	168,100	723
	State Grid Information & Communication Co. Ltd. Class A	311,000	721
	Hand Enterprise Solutions Co. Ltd. Class A	289,700	720
	Giantec Semiconductor Corp. Class A	43,091	717
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	41,880	715
[2]	Medlive Technology Co. Ltd.	717,500	714
	Shandong Dongyue Silicone Material Co. Ltd. Class A	337,900	713
	Zhejiang Orient Holdings Group Co. Ltd. Class A	925,405	712
	Quectel Wireless Solutions Co. Ltd. Class A	106,138	711
*	Antong Holdings Co. Ltd. Class A	1,093,348	708
	Huada Automotive Technology Corp. Ltd. Class A	127,200	706
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	98,558	704
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	44,193	702
*,1,2	JS Global Lifestyle Co. Ltd.	3,907,500	701
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	104,523	697
*	Tongding Interconnection Information Co. Ltd. Class A	337,600	693
	Wuxi NCE Power Co. Ltd. Class A	96,454	693
*	Sohu.com Ltd. ADR	49,695	689
	Ningbo Jintian Copper Group Co. Ltd. Class A	473,400	689
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	145,700	687
	Nanjing Tanker Corp. Class A	1,269,168	685
	Jiayou International Logistics Co. Ltd. Class A	355,280	685
	Ming Yuan Cloud Group Holdings Ltd.	4,005,000	684
*,2	Weimob Inc.	4,433,000	680
	Tinergy Chemical Co. Ltd. Class A	986,447	678
	Mloptic Corp. Class A	14,377	674
*	BOE HC SemiTek Corp. Class A	439,000	673
	Shengda Resources Co. Ltd. Class A	178,300	669
	Ferrotec Anhui Technology Development Co. Ltd. Class A (XSEC)	151,600	666
	COFCO Capital Holdings Co. Ltd. Class A	484,600	665
	Shanghai Belling Co. Ltd. Class A	192,900	657
*	ApicHope Pharmaceutical Group Co. Ltd.	125,200	655
	Beijing Haohua Energy Resource Co. Ltd. Class A	374,500	655
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	260,600	655
	Shantui Construction Machinery Co. Ltd. Class A	389,500	654
	Shenzhen CECport Technologies Co. Ltd. Class A	212,400	654
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	309,143	649
*,2	Bairong Inc.	996,000	648
	Tibet Huayu Mining Co. Ltd. Class A	224,000	647

		Shares	Market Value ($000)
	China Yongda Automobiles Services Holdings Ltd.	5,821,000	645
	Advanced Technology & Materials Co. Ltd. Class A	275,500	644
*	Shanghai DZH Ltd. Class A	515,800	643
	Sichuan Development Lomon Co. Ltd. Class A	512,200	643
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	559,000	641
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	328,700	640
	Dongfang Electronics Co. Ltd. Class A	360,600	640
	Zhuhai CosMX Battery Co. Ltd. Class A	293,387	637
	SPIC Hydropower Co. Ltd. Class A	340,600	637
	Wuhu Token Science Co. Ltd. Class A	645,910	636
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	162,900	636
	Arcplus Group plc Class A	294,807	636
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	411,504	634
	Innovation New Material Technology Co. Ltd. Class A	1,138,100	632
	Fibocom Wireless Inc. Class A	205,395	630
	Shanghai Longcheer Technology Co. Ltd.	116,700	629
*	MLS Co. Ltd. Class A	416,000	628
	NBTM New Materials Group Co. Ltd. Class A	160,000	628
	Electric Connector Technology Co. Ltd. Class A	116,200	627
	Zhuhai Bojay Electronics Co. Ltd. Class A	57,860	627
*	Sichuan Hexie Shuangma Co. Ltd. Class A	199,500	626
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	54,355	625
	Anhui Heli Co. Ltd. Class A	231,000	625
*	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	129,300	624
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	208,196	623
*	Hangzhou Cable Co. Ltd. Class A	189,000	623
	China Petroleum Engineering Corp. Class A	1,228,366	622
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	1,092,600	621
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	204,100	617
	Western Metal Materials Co. Ltd. Class A	128,400	617
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	423,142	616
*	Beijing BDStar Navigation Co. Ltd. Class A	145,973	615
	Hefei Chipmore Technology Co. Ltd. Class A	298,853	615
*,1	Qunabox Group Ltd.	576,000	615
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	220,000	615
	Jiangsu Lihua Foods Group Co. Ltd.	216,240	611
	Fortior Technology Shenzhen Co. Ltd. Class A	26,422	609
	DBG Technology Co. Ltd. Class A	219,560	608
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	440,000	606
	Guangdong Topstar Technology Co. Ltd. Class A	137,300	605
	Anhui XDLK Microsystem Corp. Ltd. Class A	108,269	603
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	184,900	602
	Jiangsu Leili Motor Co. Ltd. Class A	150,020	601
	Shanghai Huafon Aluminium Corp. Class A	257,800	599
	Jianshe Industry Group Yunnan Co. Ltd. Class A	207,500	597
	Servyou Software Group Co. Ltd. Class A	87,900	596
*	Harbin Pharmaceutical Group Co. Ltd. Class A	679,775	593
	Triumph Science & Technology Co. Ltd. Class A	266,500	592
	Qingdao Sentury Tire Co. Ltd. Class A	270,022	591
	Suzhou Secote Precision Electronic Co. Ltd. Class A	103,717	591
	PAX Global Technology Ltd.	1,172,062	589
*	Datang Huayin Electric Power Co. Ltd. Class A	573,300	589
	Ningbo Boway Alloy Material Co. Ltd. Class A	238,100	588
*,2	AInnovation Technology Group Co. Ltd. Class H	1,211,000	587
	Shenzhen Bluetrum Technology Co. Ltd. Class A	48,887	587
*	Henan Huanghe Whirlwind Co. Ltd. Class A	405,300	584
	Kunshan Dongwei Technology Co. Ltd. Class A	76,919	583
	Ningbo Huaxiang Electronic Co. Ltd. Class A	209,500	581
*	Wuhan P&S Information Technology Co. Ltd. Class A	339,500	580
*	CETC Chips Technology Inc. Class A	322,900	580
	Sino-Platinum Metals Co. Ltd. Class A	212,763	579
	Hubei Yihua Chemical Industry Co. Ltd. Class A	297,100	578
	China Railway Materials Co. Ltd. Class A	1,549,096	578
	Xiamen Changelight Co. Ltd. Class A	236,400	577
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	168,492	576
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	109,340	576
*	Shandong Iron & Steel Co. Ltd. Class A	2,787,248	574
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	903,300	572
	Arcsoft Corp. Ltd. Class A	115,427	571
	Beijing Teamsun Technology Co. Ltd. Class A	281,800	571

		Shares	Market Value ($000)
	China Lilang Ltd.	1,291,000	570
*	Toyou Feiji Electronics Co. Ltd. Class A	141,000	570
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	569
	Biem.L.Fdlkk Garment Co. Ltd. Class A	147,480	568
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	345,300	568
	Befar Group Co. Ltd. Class A	609,400	567
	Henan Liliang Diamond Co. Ltd. Class A	76,600	566
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	566
	Huangshan Tourism Development Co. Ltd. Class B	827,465	565
	Hainan Strait Shipping Co. Ltd. Class A	566,250	564
	China Oriental Group Co. Ltd.	3,894,000	562
[2]	Zhou Hei Ya International Holdings Co. Ltd.	3,389,000	562
	Sumec Corp. Ltd. Class A	339,900	562
	Changzhou Fusion New Material Co. Ltd. Class A	62,334	561
	Pengxin International Mining Co. Ltd. Class A	571,000	559
	Jinhong Gas Co. Ltd. Class A	145,069	558
[1,2]	Asiainfo Technologies Ltd.	960,000	557
	Hydsoft Technology Co. Ltd. Class A	103,800	556
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	741,880	555
	NetDragon Websoft Holdings Ltd.	537,590	553
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	69,100	552
	Shenzhen Hopewind Electric Co. Ltd. Class A	131,994	551
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	109,523	551
	Henan Yuguang Gold & Lead Co. Ltd. Class A	317,600	547
	NYOCOR Co. Ltd. Class A	574,200	547
	IKD Co. Ltd. Class A	271,200	546
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	383,952	546
	CETC Digital Technology Co. Ltd. Class A	233,940	545
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	517,906	544
	Yankershop Food Co. Ltd. Class A	70,550	544
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	90,000	544
	Keli Sensing Technology Ningbo Co. Ltd. Class A	72,800	544
*	Nuode New Materials Co. Ltd. Class A	449,292	543
	Jiaze Renewables Co. Ltd.	792,100	542
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	400,400	542
	Guangdong Dowstone Technology Co. Ltd. Class A	200,900	540
	Shuanglin Co. Ltd. Class A	163,280	540
	Chow Tai Seng Jewellery Co. Ltd. Class A	281,550	539
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,400	539
	BrightGene Bio-Medical Technology Co. Ltd. Class A	110,394	539
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	325,700	538
	Shanghai Chinafortune Co. Ltd. Class A	274,730	538
	Nanjing Gaoke Co. Ltd. Class A	459,000	538
	Semitronix Corp. Class A	55,200	538
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	350,171	536
	Zhejiang Dongri Class A	123,660	536
	Shanghai Beite Technology Co. Ltd. Class A	92,300	534
	Sineng Electric Co. Ltd. Class A	145,145	533
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	40,893	531
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	73,764	530
	Hangzhou EZVIZ Network Co. Ltd. Class A	120,444	529
	Jinko Power Technology Co. Ltd. Class A	986,700	526
*	TRS Information Technology Corp. Ltd. Class A	252,100	526
	Weaver Network Technology Co. Ltd. Class A	94,320	525
*	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	199,300	525
	Primarius Technologies Co. Ltd. Class A	111,452	525
	China Kings Resources Group Co. Ltd. Class A	220,935	524
	Lianhe Chemical Technology Co. Ltd. Class A	234,200	523
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	259,100	522
	Chengdu Hi-tech Development Co. Ltd. Class A	96,000	521
*	Shanghai Feilo Acoustics Co. Ltd. Class A	634,700	520
	China Automotive Engineering Research Institute Co. Ltd. Class A	238,700	519
	Focus Technology Co. Ltd. Class A	130,260	519
	Sichuan Jiuzhou Electric Co. Ltd. Class A	302,600	517
*	Beijing Relpow Technology Co. Ltd. Class A	145,688	515
	Shenzhen Yinghe Technology Co. Ltd. Class A	167,496	514
*	263 Network Communication Co. Ltd. Class A	739,400	512
	Gaona Aero Material Co. Ltd. Class A	222,806	512
	China Bester Group Telecom Co. Ltd. Class A	189,300	511
	Guangdong Advertising Group Co. Ltd. Class A	506,400	510

		Shares	Market Value ($000)
	Yusys Technologies Co. Ltd. Class A	206,880	509
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	263,300	509
	Changshu Tianyin Electromechanical Co. Ltd. Class A	111,500	508
	Foryou Corp. Class A	135,200	508
	Xinhuanet Co. Ltd. Class A	205,854	507
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	514,900	507
*	Shenyang Machine Tool Co. Ltd. Class A	693,300	506
*	Zhewen Interactive Group Co. Ltd. Class A	435,800	504
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	684,256	503
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	178,795	503
	Xinjiang Joinworld Co. Ltd. Class A	376,500	503
	Henan Lingrui Pharmaceutical Co. Class A	147,200	501
*	Gansu Energy Chemical Co. Ltd. Class A	1,301,100	500
	Jiangsu Guotai International Group Co. Ltd. Class A	424,100	499
	Hexing Electrical Co. Ltd. Class A	124,862	499
*	Shanghai Milkground Food Tech Co. Ltd. Class A	145,600	497
*	Roshow Technology Co. Ltd. Class A	549,600	496
	Wasu Media Holding Co. Ltd. Class A	477,797	495
*	Greatoo Intelligent Equipment Inc. Class A	679,500	494
*	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	655,800	493
	China National Gold Group Gold Jewellery Co. Ltd. Class A	432,000	492
	Gansu Shangfeng Materials Co. Ltd. Class A	250,820	491
	Bank of Lanzhou Co. Ltd. Class A	1,500,470	491
	Guobang Pharma Ltd. Class A	203,837	490
	Shenzhen Topband Co. Ltd. Class A	321,500	489
	Ningbo Xusheng Group Co. Ltd. Class A	289,300	488
	Lier Chemical Co. Ltd. Class A	206,880	487
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	390,100	487
	China Tianying Inc. Class A	653,200	486
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	231,700	486
*	Tibet Mineral Development Co. Ltd. Class A	147,100	485
*	Hainan Haide Capital Management Co. Ltd. Class A	529,598	484
	Guangdong Construction Engineering Group Co. Ltd. Class A	981,600	483
	Wuxi Rural Commercial Bank Co. Ltd. Class A	577,100	483
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	373,633	482
	Central China Land Media Co. Ltd. Class A	254,200	481
	Sinofibers Technology Co. Ltd. Class A	132,900	480
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	129,600	480
*	Shenzhen Forms Syntron Information Co. Ltd. CVR Class A	145,200	480
*,1	Yeahka Ltd.	762,400	479
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	302,956	477
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	83,160	476
	CIMC Vehicles Group Co. Ltd. Class A	383,400	475
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	275,600	474
	Xi'an Triangle Defense Co. Ltd. Class A	150,220	473
	Bestway Marine & Energy Technology Co. Ltd. Class A	511,400	472
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	111,335	472
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	221,000	471
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	96,940	470
	Tongyu Communication Inc. Class A	133,530	469
	Shenzhen Microgate Technology Co. Ltd. Class A	225,000	469
	Shandong Dawn Polymer Co. Ltd. Class A	122,600	468
	Eastern Communications Co. Ltd. Class A	253,900	466
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	544,700	465
	Guangdong Mingyang Electric Co. Ltd. Class A	82,100	465
*	RongFa Nuclear Equipment Co. Ltd. Class A	546,900	464
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	148,900	460
	Kidswant Digital Technology Co. Ltd. Class A	411,600	460
	Inner Mongolia Furui Medical Science Co. Ltd. Class A	68,500	460
	Zhejiang Wanma Co. Ltd. Class A	298,700	459
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	120,900	459
	Ningbo Yunsheng Co. Ltd. Class A	282,300	459
	XGD Inc. Class A	157,500	459
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	350,010	458
	Hanwei Electronics Group Corp. Class A	93,600	456
	Aerospace Hi-Tech Holdings Group Ltd. Class A	217,997	455
	Tongyu Heavy Industry Co. Ltd. Class A	1,084,700	453
*	Sinocelltech Group Ltd. Class A	90,354	453
	Essence Fastening Systems Shanghai Co. Ltd. Class A	48,440	452
	China CAMC Engineering Co. Ltd. Class A	334,900	451

		Shares	Market Value ($000)
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	190,800	451
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	191,300	450
*,1	XXF Group Holdings Ltd.	7,680,000	450
*	Shanghai Anlogic Infotech Co. Ltd. Class A	108,476	449
	Beijing SL Pharmaceutical Co. Ltd. Class A	538,800	448
	Guodian Nanjing Automation Co. Ltd. Class A	271,040	448
	Lingyun Industrial Corp. Ltd. Class A	340,910	448
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	220,699	447
*	Wondershare Technology Group Co. Ltd. Class A	56,405	447
*	Baowu Magnesium Technology Co. Ltd. Class A	258,800	446
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	516,800	446
	Guangdong TCL Smart Home Appliances Co. Ltd.	284,300	446
	Northking Information Technology Co. Ltd. Class A	263,640	445
*	Risen Energy Co. Ltd. Class A	315,900	443
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	31,882	442
	Huaming Power Equipment Co. Ltd. Class A	146,100	442
*	Hymson Laser Technology Group Co. Ltd. Class A	69,664	441
	Hangzhou Dptech Technologies Co. Ltd. Class A	182,600	440
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	343,592	439
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	235,828	438
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	544,600	437
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	709,170	436
*,1	HealthyWay Inc.	1,629,500	436
	Jiangsu ToLand Alloy Co. Ltd. Class A	105,790	435
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	211,700	434
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	277,700	434
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	192,600	434
	Shenzhen Gongjin Electronics Co. Ltd. Class A	202,100	433
	Zhongmin Energy Co. Ltd. Class A	547,500	433
	Mehow Innovative Ltd. Class A	185,452	433
	Fujian Expressway Development Co. Ltd. Class A	796,300	431
	Chengzhi Co. Ltd. Class A	450,520	430
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	112,000	430
	Shanghai Highly Group Co. Ltd. Class A	202,500	429
	Shenzhen Mason Technologies Co. Ltd. Class A	260,300	429
	Citic Offshore Helicopter Co. Ltd. Class A	199,800	428
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	51,400	427
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	165,000	427
	Sanquan Food Co. Ltd. Class A	217,074	426
*	Beijing Capital Development Co. Ltd. Class A	715,000	426
*	Zhuhai Zhumian Group Co. Ltd.	600,535	426
	CETC Potevio Science&Technology Co. Ltd. Class A	182,452	425
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	257,700	425
	Cheng De Lolo Co. Ltd. Class A	318,100	424
	Changzheng Engineering Technology Co. Ltd. Class A	132,800	424
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	407,328	423
	Suzhou Veichi Electric Co. Ltd. Class A	59,949	423
*	Genimous Technology Co. Ltd. Class A	380,800	422
*	Nsing Technologies Inc. Class A	176,100	422
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	967,550	421
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	430,200	421
*	Hainan Haiyao Co. Ltd. Class A	481,500	420
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	385,100	420
*	Client Service International Inc. Class A	265,800	419
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	270,530	418
	Beijing Balance Medical Technology Co. Ltd. Class A	34,321	418
*	Transwarp Technology Shanghai Co. Ltd. Class A	30,980	418
	Yantai China Pet Foods Co. Ltd. Class A	84,900	418
*	CITIC Guoan Information Industry Co. Ltd. Class A	1,013,000	417
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	219,800	417
*	IReader Technology Co. Ltd. Class A	126,500	417
	Bros Eastern Co. Ltd. Class A	352,800	417
	Zhejiang Zhongjian Technology Co. Ltd. Class A	49,200	417
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	416
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	401,540	416
*	Guangxi Beitou Technology Co. Ltd. Class A	527,900	416
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	149,692	415
[1,2]	Sunac Services Holdings Ltd.	4,054,000	413
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	178,500	412
	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	104,853	411

		Shares	Market Value ($000)
	Sichuan Injet Electric Co. Ltd. Class A	63,400	411
	New Guomai Digital Culture Co. Ltd. Class A	254,300	411
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	271,500	409
	Xinxiang Chemical Fiber Co. Ltd. Class A	463,800	409
	Jiangxi Ganneng Co. Ltd. Class A	254,624	409
	Sunvim Group Co. Ltd. Class A	249,900	409
*	Tibet Urban Development & Investment Co. Ltd. Class A	266,627	408
	Digiwin Co. Ltd. Class A	81,300	408
*	Merit Interactive Co. Ltd. Class A	116,100	407
*	Hainan Meilan International Airport Co. Ltd. Class H	588,000	407
	Southern Publishing & Media Co. Ltd. Class A	228,400	407
	Zhejiang Jingu Co. Ltd. Class A	301,700	406
	Anhui Jinhe Industrial Co. Ltd. Class A	130,400	406
	PCI Technology Group Co. Ltd. Class A	563,100	406
*	Xian International Medical Investment Co. Ltd. Class A	644,271	406
	Tayho Advanced Materials Group Co. Ltd. Class A	240,100	405
	Qianhe Condiment & Food Co. Ltd. Class A	345,594	405
	YGSOFT Inc. Class A	491,242	403
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	666,200	403
	Willfar Information Technology Co. Ltd. Class A	90,713	402
*	Visionox Technology Inc. Class A	390,300	401
	China Science Publishing & Media Ltd. Class A	136,800	401
*	PNC Process Systems Co. Ltd. Class A	124,740	400
	Zhuzhou Times New Material Technology Co. Ltd. Class A	241,800	400
	North Electro-Optic Co. Ltd. Class A	167,500	400
	Fangda Special Steel Technology Co. Ltd. Class A	594,088	399
	Hsino Tower Group Co. Ltd. Class A	621,800	399
	Stanley Agricultural Group Co. Ltd. Class A	300,200	398
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	131,040	398
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	397
	Minmetals Development Co. Ltd. Class A	278,946	397
	Gansu Qilianshan Cement Group Co. Ltd. Class A	500,696	393
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	121,000	392
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	521,898	392
	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	106,180	390
	CQ Pharmaceutical Holding Co. Ltd. Class A	480,600	389
*	Chongqing Iron & Steel Co. Ltd. Class A	2,149,667	389
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	305,400	389
*	TPV Technology Co. Ltd. Class A	1,168,800	388
	Shanghai Pret Composites Co. Ltd. Class A	287,564	387
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	329,600	386
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	180,700	386
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	153,257	385
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,100	385
	Shenzhen Heungkong Holding Co. Ltd. Class A	814,500	385
	Beijing Dahao Technology Corp. Ltd. Class A	191,620	383
	Norinco International Cooperation Ltd. Class A	277,960	383
	Ningbo Yongxin Optics Co. Ltd. Class A	29,400	383
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	96,833	382
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	301,500	382
	Chongqing Chuanyi Automation Co. Ltd. Class A	140,140	382
	Shenzhen Desay Battery Technology Co. Class A	105,425	381
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	582,626	381
	Wuhan East Lake High Technology Group Co. Ltd. Class A	309,700	380
	Zhejiang Communications Technology Co. Ltd. Class A	708,220	379
	Longhua Technology Group Luoyang Co. Ltd. Class A	302,500	379
	Shanghai Liangxin Electrical Co. Ltd. Class A	282,400	378
	Anhui Guangxin Agrochemical Co. Ltd. Class A	238,576	377
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	263,400	377
	Xianhe Co. Ltd. Class A	129,400	376
*	Shanghai Medicilon Inc. Class A	34,661	376
*	Zotye Automobile Co. Ltd. Class A	1,472,800	376
	Jangho Group Co. Ltd. Class A	293,800	376
*	AECC Aero Science & Technology Co. Ltd. Class A	91,700	376
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	364,200	376
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	210,600	375
*	Fujian Snowman Group Co. Ltd. Class A	212,900	375
	Changjiang Publishing & Media Co. Ltd. Class A	309,100	375
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	360,000	374
	Explosive Co. Ltd. Class A	263,800	374

		Shares	Market Value ($000)
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	397,200	373
	HBIS Resources Co. Ltd. Class A	170,300	371
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	369,200	369
	Hunan Zhongke Electric Co. Ltd. Class A	179,200	369
	Jiangxi Ganyue Expressway Co. Ltd. Class A	602,200	369
	Naruida Technology Co. Ltd. Class A	130,751	369
	Hunan Aihua Group Co. Ltd. Class A	102,243	368
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	387,810	368
*	Shenzhen Xinyichang Technology Co. Ltd. Class A	26,480	368
	Xiamen King Long Motor Group Co. Ltd. Class A	203,300	368
	Jiangsu Shagang Co. Ltd. Class A	662,300	367
*	Dalian Bio-Chem Co. Ltd. Class A	197,200	367
	Aotecar New Energy Technology Co. Ltd. Class A	966,600	366
	Innuovo Technology Co. Ltd. Class A	293,400	366
	Sichuan Expressway Co. Ltd. Class A	410,271	366
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	272,200	366
	MotoMotion China Corp. Class A	65,650	366
	Shanghai Yaoji Technology Co. Ltd. Class A	132,800	365
*	Hangjin Technology Co. Ltd. Class A	196,403	365
	Xinyu Iron & Steel Co. Ltd. Class A	825,663	363
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	259,100	363
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	108,900	361
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	146,860	361
	Windey Energy Technology Group Co. Ltd. Class A	206,132	360
*	Hwa Create Co. Ltd. Class A	194,600	359
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	98,640	359
	Sino GeoPhysical Co. Ltd. Class A	83,000	357
	ZWSOFT Co. Ltd. Guangzhou Class A	50,078	357
	Shenzhen Noposin Crop Science Co. Ltd. Class A	260,100	357
	Insigma Technology Co. Ltd. Class A	340,600	356
*	Sichuan Haite High-tech Co. Ltd. Class A	256,300	355
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	56,600	355
	Hongrun Construction Group Co. Ltd. Class A	318,600	355
	Fujian Dongbai Group Co. Ltd. Class A	253,400	355
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	525,900	354
	Edifier Technology Co. Ltd. Class A	229,100	353
	Streamax Technology Co. Ltd. Class A	50,300	353
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	112,815	353
*	C*Core Technology Co. Ltd. Class A	99,932	353
	Kailuan Energy Chemical Co. Ltd. Class A	419,300	353
	Fujian Apex Software Co. Ltd. Class A	76,740	352
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	539,343	351
	Toread Holdings Group Co. Ltd. Class A	258,200	351
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	92,200	350
	Sunstone Development Co. Ltd. Class A	138,600	350
	China Railway Special Cargo Logistics Co. Ltd. Class A	658,000	350
*	Tibet Tianlu Co. Ltd. Class A	339,900	349
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	225,800	349
*	EFORT Intelligent Robot Co. Ltd. Class A	142,667	349
	Wuxi Boton Technology Co. Ltd. Class A	121,500	348
*	Beijing eGOVA Co. Ltd. Class A	205,073	346
	Jiangsu Yunyi Electric Co. Ltd. Class A	224,400	346
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	59,314	346
	Guangdong Tapai Group Co. Ltd. Class A	311,100	345
*	China Express Airlines Co. Ltd. Class A	351,200	345
*	Anhui Guofeng New Materials Co. Ltd. Class A	279,800	344
	Jinlongyu Group Co. Ltd. Class A	102,900	344
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	92,080	342
	COFCO Biotechnology Co. Ltd. Class A	485,623	341
*	Shanghai Runda Medical Technology Co. Ltd. Class A	230,100	341
	Shenzhen Sunline Tech Co. Ltd. Class A	238,800	340
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	184,900	340
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	356,200	340
	Tofflon Science & Technology Group Co. Ltd. Class A	188,100	339
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	403,300	338
	Suzhou Oriental Semiconductor Co. Ltd. Class A	35,302	338
	Sonoscape Medical Corp. Class A	112,400	337
	Shenzhen Leaguer Co. Ltd. Class A	320,400	337
*	Chengdu CORPRO Technology Co. Ltd. Class A	157,600	337
	Jingjin Equipment Inc. Class A	169,600	337

		Shares	Market Value ($000)
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	120,900	337
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	270,200	337
*	Jishi Media Co. Ltd. Class A	968,400	336
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	517,480	333
	Rianlon Corp. Class A	59,700	333
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	261,500	332
	Jiangsu Guomao Reducer Co. Ltd. Class A	170,979	332
	Xiamen Kingdomway Group Co. Class A	157,933	331
	Changzhou Qianhong Biopharma Co. Ltd. Class A	328,900	331
*	Yibin Tianyuan Group Co. Ltd. Class A	383,450	331
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	166,700	331
	Luoniushan Co. Ltd. Class A	423,001	330
	Henan Zhongyuan Expressway Co. Ltd. Class A	574,600	328
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	326
	Jade Bird Integrated Technologies Co. Ltd.	273,072	326
	Shanghai Datun Energy Resources Co. Ltd. Class A	257,180	326
*	Shenma Industry Co. Ltd. Class A	347,300	326
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	153,100	326
	Beijing Lier High-temperature Materials Co. Ltd. Class A	306,100	325
	Guomai Technologies Inc. Class A	315,100	324
*	Beijing Haixin Energy Technology Co. Ltd. Class A	628,100	324
	First Tractor Co. Ltd. Class A	158,992	324
	Anhui Construction Engineering Group Co. Ltd. Class A	457,300	324
*	Beijing Join-Cheer Software Co. Ltd. Class A	316,100	324
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	368,622	323
	Liaoning Chengda Biotechnology Co. Ltd. Class A	109,013	323
	Jinhui Liquor Co. Ltd. Class A	130,700	322
	Chengdu RML Technology Co. Ltd. Class A	72,273	322
	Nanfang Pump Industry Co. Ltd. Class A	512,000	321
*	Inspur Software Co. Ltd. Class A	132,400	321
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	46,706	321
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	264,598	321
	City Development Environment Co. Ltd. Class A	167,120	320
*	Archermind Technology Co. Ltd. Class A	73,930	320
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	279,600	320
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	91,300	320
*	Zhongbai Holdings Group Co. Ltd. Class A	307,600	320
	Guangzhou Restaurant Group Co. Ltd. Class A	152,160	319
	Sino Biological Inc. Class A	31,783	318
	Foran Energy Group Co. Ltd. Class A	188,036	317
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	289,900	317
*	Hesai Group ADR	18,743	317
*	Shenzhen Clou Electronics Co. Ltd. Class A	422,700	315
	Shinva Medical Instrument Co. Ltd. Class A	163,160	314
	Xiamen Xiangyu Co. Ltd. Class A	315,933	314
*	HyUnion Holding Co. Ltd. Class A	359,800	312
*	Gosuncn Technology Group Co. Ltd. Class A	453,200	312
*	Beijing Jingyuntong Technology Co. Ltd. Class A	681,300	311
	Sunflower Pharmaceutical Group Co. Ltd. Class A	154,871	310
	Sufa Technology Industry Co. Ltd. CNNC Class A	121,900	310
*	Shanghai STEP Electric Corp. Class A	190,400	310
	Huatu Cendes Co. Ltd. Class A	79,716	310
	Huafu Fashion Co. Ltd. Class A	558,700	309
	China Publishing & Media Co. Ltd. Class A	384,800	309
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	157,092	309
	Lancy Co. Ltd. Class A	139,900	307
	Shanghai Fortune Techgroup Co. Ltd. Class A	162,200	307
	Zhejiang Jingxing Paper JSC Ltd. Class A	466,400	307
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	274,300	306
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	159,100	306
	Guangxi LiuYao Group Co. Ltd. Class A	131,000	306
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	258,800	306
	Shandong Lukang Pharma Class A	280,300	306
*	New Journey Health Technology Group Co. Ltd. Class A	992,900	306
	Sinomach Automobile Co. Ltd. Class A	393,800	306
	Renhe Pharmacy Co. Ltd. Class A	379,800	305
*	Beijing Wandong Medical Technology Co. Ltd. Class A	181,800	305
	FESCO Group Co. Ltd. Class A	149,700	305
	Guangxi Energy Co. Ltd. Class A	469,800	305
	Dashang Co. Ltd. Class A	139,449	304

		Shares	Market Value ($000)
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	249,500	303
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	123,840	302
	Shanghai Zhezhong Group Co. Ltd. Class A	119,300	302
	BOE Varitronix Ltd.	603,065	301
*	Bright Real Estate Group Co. Ltd. Class A	657,000	301
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	91,627	301
	Eastcompeace Technology Co. Ltd. Class A	149,000	300
*	Guangdong Shaoneng Group Co. Ltd. Class A	315,600	299
	CECEP Environmental Protection Co. Ltd. Class A	360,700	298
	Kuangda Technology Group Co. Ltd. Class A	378,300	297
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	220,000	297
	CSG Smart Science&Technology Co. Ltd. Class A	202,400	296
	Sunward Intelligent Equipment Co. Ltd. Class A	275,600	296
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	354,700	296
	Shenzhen Changhong Technology Co. Ltd. Class A	146,800	296
	Shenzhen Center Power Tech Co. Ltd. Class A	115,500	295
*	Sanwei Holding Group Co. Ltd. Class A	267,026	295
	Beijing CTJ Information Technology Co. Ltd. Class A	110,443	295
*	China Sports Industry Group Co. Ltd. Class A	278,900	295
	Huadian Heavy Industries Co. Ltd. Class A	327,800	295
	Beijing SuperMap Software Co. Ltd. Class A	172,500	294
	Suzhou Good-Ark Electronics Co. Ltd. Class A	223,900	294
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	158,300	294
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	293
	Sinosteel Engineering & Technology Co. Ltd. Class A	378,600	293
*	China Reform Health Management & Services Group Co. Ltd. Class A	256,000	293
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	132,300	292
	China Agriculture Development Seed Group Co. Ltd. Class A	350,000	292
	Gansu Yasheng Industrial Group Co. Ltd. Class A	653,600	292
*	NSFOCUS Technologies Group Co. Ltd. Class A	262,500	291
	Wushang Group Co. Ltd. Class A	271,373	291
	Jiang Su Suyan Jingshen Co. Ltd. Class A	207,600	289
*	Telling Telecommunication Holding Co. Ltd. Class A	230,600	288
	Guangdong Goworld Co. Ltd. Class A	154,300	287
	PharmaBlock Sciences Nanjing Inc. Class A	53,000	287
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	716,000	287
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	126,800	286
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	53,162	286
	Amoy Diagnostics Co. Ltd. Class A	110,120	285
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	121,800	285
	Beijing Strong Biotechnologies Inc. Class A	165,600	285
*	China High Speed Railway Technology Co. Ltd. Class A	811,900	285
	Xinjiang Communications Construction Group Co. Ltd. Class A	183,000	285
	Tellhow Sci-Tech Co. Ltd. Class A	240,000	285
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	131,897	285
	Ningbo TIP Rubber Technology Co. Ltd. Class A	28,700	285
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	166,041	284
*	Jiangsu General Science Technology Co. Ltd. Class A	475,300	284
*	Hainan Expressway Co. Ltd. Class A	416,100	283
	Huludao Zinc Industry Co. Class A	429,600	283
*	Venustech Group Inc. Class A	135,900	282
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	372,800	282
	Three's Co Future Technology Group Co. Ltd. Class A	55,034	282
	Hangzhou Onechance Tech Corp. Class A	77,500	282
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	681,200	281
	Hanyu Group Joint-Stock Co. Ltd. Class A	206,000	281
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	186,200	280
	Chengdu Kanghua Biological Products Co. Ltd. Class A	40,800	280
*	Beijing Watertek Information Technology Co. Ltd. Class A	504,600	279
	Chengdu Hongqi Chain Co. Ltd. Class A	400,000	279
*	5I5J Holding Group Co. Ltd. Class A	837,400	279
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	146,300	279
	Xiamen International Airport Co. Ltd. Class A	126,628	279
*	China Union Holdings Ltd. Class A	481,700	279
*	Kingsignal Technology Co. Ltd. Class A	174,500	279
	Jinlei Technology Co. Ltd. Class A	87,900	279
	Mesnac Co. Ltd. Class A	325,500	279
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	214,200	278
	Guangxi Wuzhou Communications Co. Ltd. Class A	484,300	278
*	Arctech Solar Holding Co. Ltd. Class A	69,438	278

		Shares	Market Value ($000)
	Create Technology & Science Co. Ltd. Class A	151,600	278
	Shenzhen Tellus Holding Co. Ltd. Class A	122,600	277
	Hengbao Co. Ltd. Class A	181,900	277
	Xinzhi Group Co. Ltd. Class A	117,800	276
	INKON Life Technology Co. Ltd. Class A	251,420	276
*	Guangdong Yowant Technology Group Co. Ltd. Class A	361,600	276
	Hangzhou Sunrise Technology Co. Ltd. Class A	150,900	276
	MYS Group Co. Ltd. Class A	405,400	275
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	616,700	275
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	137,000	275
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	41,373	275
*	UTour Group Co. Ltd. Class A	357,100	274
	Rastar Group Class A	388,900	274
	JSTI Group Class A	328,600	273
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	67,060	273
	China Railway Tielong Container Logistics Co. Ltd. Class A	328,300	272
*	Global Infotech Co. Ltd. Class A	146,100	272
	Guotai Epoint Software Co. Ltd. Class A	97,510	272
	CTS International Logistics Corp. Ltd. Class A	340,580	271
*	Qingdao Gaoce Technology Co. Ltd. Class A	227,306	271
*	Fujian Septwolves Industry Co. Ltd. Class A	219,600	271
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	325,800	270
	Fujian Qingshan Paper Industry Co. Ltd. Class A	652,300	270
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	119,500	269
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	348,700	268
	Nanjing Xinlian Electronics Co. Ltd. Class A	218,600	268
	Truking Technology Ltd. Class A	214,200	267
	Beyondsoft Corp. Class A	196,600	267
*	Changshu Fengfan Power Equipment Co. Ltd. Class A	368,700	267
	Motic Xiamen Electric Group Co. Ltd. Class A	135,300	267
	Huangshan Novel Co. Ltd. Class A	162,900	267
	Xiamen Port Development Co. Ltd. Class A	210,600	267
	Guizhou Gas Group Corp. Ltd. Class A	290,700	266
	Zhejiang Hangmin Co. Ltd. Class A	268,800	266
	Nanjing Vazyme Biotech Co. Ltd. Class A	103,053	266
*	Guangdong DFP New Material Group Co. Ltd.	546,000	266
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	598,100	265
	Shanxi Blue Flame Holding Co. Ltd. Class A	255,500	265
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	30,600	265
	Jiangsu Gian Tachnology Co. Ltd. Class A	55,200	265
	Shenzhen Click Technology Co. Ltd. Class A	132,300	265
	Guangzhou Guangri Stock Co. Ltd. Class A	225,900	265
	Yechiu Metal Recycling China Ltd. Class A	576,400	264
	Fujian Longxi Bearing Group Co. Ltd. Class A	129,800	264
*	Suzhou Jinfu Technology Co. Ltd. Class A	416,000	263
	Yotrio Group Co. Ltd. Class A	656,200	262
*	Beijing Philisense Technology Co. Ltd. Class A	467,400	262
	Goldcard Smart Group Co. Ltd. Class A	174,200	262
*	Shanghai Industrial Development Co. Ltd. Class A	475,900	262
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	198,500	262
	Beken Corp. Class A	48,000	262
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	188,700	262
	Top Energy Co. Ltd. Shanxi Class A	291,200	262
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	537,100	262
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	261
	Shenzhen Comix Group Co. Ltd. Class A	265,900	261
	Rainbow Digital Commercial Co. Ltd. Class A	386,000	261
	Edan Instruments Inc. Class A	150,500	261
	Nanjing Pharmaceutical Group Co. Ltd.	347,500	261
	JC Finance & Tax Interconnect Holdings Ltd. Class A	244,200	260
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	145,900	259
*	Hiconics Eco-energy Technology Co. Ltd. Class A	327,400	259
	Nanjing Les Information Technology Co. Ltd. Class A	42,147	259
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	128,400	258
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	298,700	258
	Unilumin Group Co. Ltd. Class A	341,300	257
	Xiamen Jihong Technology Co. Ltd. Class A	99,300	257
	Sanjiang Shopping Club Co. Ltd. Class A	167,700	257
	Guizhou Tyre Co. Ltd. Class A	396,292	257
*	Shanxi Guoxin Energy Corp. Ltd. Class A	534,580	257

		Shares	Market Value ($000)
	Hangxiao Steel Structure Co. Ltd. Class A	717,500	256
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	129,900	255
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	86,800	255
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	816,300	255
*	Beijing Aerospace Changfeng Co. Ltd. Class A	141,400	255
	ZYNP Corp. Class A	147,000	255
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	174,900	254
*	China Wuyi Co. Ltd. Class A	729,500	254
	Solareast Holdings Co. Ltd. Class A	250,300	254
	Northeast Pharmaceutical Group Co. Ltd. Class A	371,000	252
	Shanghai Haohai Biological Technology Co. Ltd. Class A	53,621	252
	Shunfa Hengneng Corp. Class A	582,900	252
	Shandong Bohui Paper Industrial Co. Ltd. Class A	344,358	251
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	61,100	251
	Shenzhen Tagen Group Co. Ltd. Class A	500,900	250
	Dazhong Transportation Group Co. Ltd. Class A	408,900	250
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	250
*	Sinodata Co. Ltd. Class A	107,000	250
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	219,400	250
*	Shanghai Juss Sports & Entertainment Group Co. Ltd. Class A	253,700	250
*	Shandong Jinjing Science & Technology Co. Ltd. Class A	395,600	249
	Zhongtong Bus Holding Co. Ltd. Class A	161,800	249
	AUCMA Co. Ltd. Class A	273,900	249
*	Beijing Thunisoft Corp. Ltd. Class A	285,300	248
	Bafang Electric Suzhou Co. Ltd. Class A	65,400	248
	Foshan Electrical & Lighting Co. Ltd. Class A	333,300	248
	Black Peony Group Co. Ltd. Class A	265,440	248
*	Jilin Yatai Group Co. Ltd. Class A	952,400	248
	East China Engineering Science & Technology Co. Ltd. Class A	186,300	248
	KPC Pharmaceuticals Inc. Class A	184,000	247
*,1,2	Haichang Ocean Park Holdings Ltd.	5,030,000	247
	BXN Holding Co. Ltd. Class A	426,200	247
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	221,700	247
	Emei Shan Tourism Co. Ltd. Class A	169,900	247
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	185,300	246
	Fulongma Group Co. Ltd. Class A	130,300	245
	Yunnan Energy Investment Co. Ltd. Class A	172,200	245
	FAWER Automotive Parts Co. Ltd. Class A	383,002	244
	Guoguang Electric Co. Ltd. Class A	197,100	244
*	Guizhou Zhongyida Co. Ltd. Class A	238,500	244
	Nanjing Cosmos Chemical Co. Ltd. Class A	147,900	244
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	177,000	243
	Jiangsu Amer New Material Co. Ltd.	213,500	243
	Fujian Boss Software Development Co. Ltd. Class A	175,200	243
	Shenzhen Invt Electric Co. Ltd. Class A	251,200	243
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	327,500	243
	Hangzhou Jiebai Group Co. Ltd. Class A	244,893	243
*	Shenzhen Topraysolar Co. Ltd. Class A	411,200	243
	New Huadu Technology Co. Ltd. Class A	249,800	242
*	Yijiahe Technology Co. Ltd. Class A	73,600	241
	Hongli Zhihui Group Co. Ltd. Class A	245,400	241
	Orient International Enterprise Ltd. Class A	259,200	241
	Yixintang Pharmaceutical Group Co. Ltd. Class A	139,000	240
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	126,500	240
*	Jiangsu Zongyi Co. Ltd. Class A	322,000	240
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	275,579	239
*	Cybrid Technologies Inc. Class A	150,200	239
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	101,600	239
	Hongbaoli Group Corp. Ltd. Class A	254,800	239
*	Focused Photonics Hangzhou Inc. Class A	135,651	238
	Sumavision Technologies Co. Ltd. Class A	351,900	237
	Shanghai Baolong Automotive Corp. Class A	55,400	237
*	Shenzhen Baoming Technology Co. Ltd. Class A	50,900	237
*	Bio-Thera Solutions Ltd. Class A	93,183	236
*,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	215,800	236
*,1	Fenbi Ltd.	5,195,500	235
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	46,255	235
*	VanJee Technology Co. Ltd. Class A	78,300	234
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	213,440	234
*	Anyang Iron & Steel Inc. Class A	877,000	234

		Shares	Market Value ($000)
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	279,500	234
*	Beijing Sanyuan Foods Co. Ltd. Class A	344,900	233
*	Hunan New Wellful Co. Ltd. Class A	320,600	233
*	Beijing Hualian Department Store Co. Ltd. Class A	1,107,000	233
	Qianjiang Water Resources Development Co. Ltd. Class A	199,600	233
*	Tianjin Teda Co. Ltd. Class A	443,700	232
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	232
	Ningxia Building Materials Group Co. Ltd. Class A	119,700	232
*	Anhui Tatfook Technology Co. Ltd. Class A	199,884	231
	EIT Environmental Development Group Co. Ltd. Class A	102,300	231
*	Guizhou Zhenhua E Chem Inc. Class A	150,244	231
	Henan Hengxing Science & Technology Co. Ltd. Class A	405,200	231
	Joeone Co. Ltd. Class A	185,700	231
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	299,800	231
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	202,100	230
	XGimi Tech Co. Ltd.	23,834	230
	Zhejiang Meida Industrial Co. Ltd. Class A	244,700	229
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	355,500	229
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	360,500	229
	Hangzhou Weiguang Electronic Co. Ltd. Class A	55,500	229
*	ABA Chemicals Corp. Class A	299,000	229
	Jiajiayue Group Co. Ltd. Class A	160,600	228
	Lushang Freda Pharmaceutical Co. Ltd. Class A	274,200	227
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	294,600	226
*	Shenzhen Guangju Energy Co. Ltd. Class A	197,400	226
	Suning Universal Co. Ltd. Class A	812,700	225
	Jiangsu Changbao Steeltube Co. Ltd. Class A	244,900	225
	DLG Exhibitions & Events Corp. Ltd. Class A	190,040	225
*	Eastone Century Technology Co. Ltd. Class A	349,300	225
*	Beijing Global Safety Technology Co. Ltd. Class A	76,100	224
	Shanghai Haixin Group Co. Class A	191,700	224
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	704,600	224
	Jiangsu Huaxicun Co. Ltd. Class A	291,900	223
*	Blue Sail Medical Co. Ltd. Class A	258,499	223
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	273,600	223
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	220,000	223
	Sunyard Technology Co. Ltd. Class A	144,300	223
	CITIC Press Corp. Class A	56,300	222
*	Yueyang Forest & Paper Co. Ltd. Class A	443,900	222
	Bestsun Energy Co. Ltd. Class A	431,300	221
*	Wellhope Foods Co. Ltd. Class A	238,000	221
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	381,900	221
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	450,000	221
	Zhejiang Yasha Decoration Co. Ltd. Class A	421,700	220
	Qiming Information Technology Co. Ltd. Class A	104,700	220
	Cangzhou Dahua Co. Ltd. Class A	107,900	220
	Hubei Chutian Smart Communication Co. Ltd. Class A	420,400	220
*	Baotailong New Materials Co. Ltd. Class A	572,400	219
	Chongqing Road & Bridge Co. Ltd. Class A	338,800	219
	Shenzhen Sea Star Technology Co. Ltd. Class A	201,700	219
*	China West Construction Group Co. Ltd. Class A	317,900	218
	Zhongyuan Environment-Protection Co. Ltd. Class A	198,077	218
	Changchun Faway Automobile Components Co. Ltd. Class A	194,560	218
*	Duolun Technology Corp. Ltd. Class A	239,200	218
	Qingdao Haier Biomedical Co. Ltd. Class A	51,948	217
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	648,500	216
*	Vats Liquor Chain Store Management JSC Ltd. Class A	125,100	215
	Chengdu ALD Aviation Manufacturing Corp. Class A	75,454	215
	FIYTA Precision Technology Co. Ltd. Class A	89,000	215
*	Hongbo Co. Ltd. Class A	140,300	214
*	Beijing Baination Pictures Co. Ltd. Class A	280,400	214
	Xiangyu Medical Co. Ltd. Class A	33,477	213
*	Shenzhen Jinjia Group Co. Ltd. Class A	382,400	212
	Keshun Waterproof Technologies Co. Ltd. Class A	293,500	212
*	Beijing North Star Co. Ltd. Class A	845,700	212
	Bmc Medical Co. Ltd. Class A	32,228	212
	Hualan Biological Bacterin Inc. Class A	81,100	212
	Puyang Refractories Group Co. Ltd. Class A	400,900	212
	Liaoning Energy Industry Co. Ltd. Class A	437,300	211
	Newcapec Electronics Co. Ltd. Class A	172,800	211

		Shares	Market Value ($000)
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	74,855	210
	Zhejiang NetSun Co. Ltd. Class A	100,000	210
*	DBAPP Security Ltd. Class A	35,758	210
	Shenzhen YHLO Biotech Co. Ltd. Class A	154,444	210
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	128,900	210
	Anhui Huaheng Biotechnology Co. Ltd. Class A	82,655	208
*	Chengdu Guoguang Electric Co. Ltd. Class A	29,955	208
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	143,600	207
	ZhongYeDa Electric Co. Ltd. Class A	176,900	207
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	206
	Jiangsu Lianyungang Port Co. Ltd. Class A	317,400	206
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	80,100	206
*	Foshan Nationstar Optoelectronics Co. Ltd. Class A	220,600	205
	Ningbo Cixing Co. Ltd. Class A	203,300	205
*	Hanwang Technology Co. Ltd. Class A	89,600	204
	Center International Group Co. Ltd. Class A	137,300	204
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	208,900	204
*	China Aluminum International Engineering Corp. Ltd. Class A	300,700	203
	Shanghai Shenda Co. Ltd. Class A	393,200	203
	Shenzhen Properties & Resources Development Group Ltd. Class A	172,300	203
	Ningxia Western Venture Industrial Co. Ltd. Class A	370,400	203
	Sino Wealth Electronic Ltd. Class A	64,229	202
	China CYTS Tours Holding Co. Ltd. Class A	189,300	202
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	85,000	202
*	Macmic Science & Technology Co. Ltd. Class A	61,568	202
*	Altenergy Power System Inc. Class A	42,535	202
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	106,100	201
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	345,200	201
*	Henan Ancai Hi-Tech Co. Ltd. Class A	328,200	200
*	Shenzhen Das Intellitech Co. Ltd. Class A	469,400	199
*	Wutong Holding Group Co. Ltd. Class A	325,900	199
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	55,651	199
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	104,500	199
	Shandong New Beiyang Information Technology Co. Ltd. Class A	209,100	198
	Shandong Xiantan Co. Ltd.	217,500	198
	Wuhan Keqian Biology Co. Ltd. Class A	101,982	197
	Shanghai Baosteel Packaging Co. Ltd. Class A	293,500	197
	Chongqing Port Co. Ltd. Class A	313,200	197
	Shanghai Pudong Construction Co. Ltd. Class A	257,355	196
*	Sinopec Oilfield Equipment Corp. Class A	251,200	196
	Shanghai Xinhua Media Co. Ltd. Class A	267,800	196
	Zhuhai Huajin Capital Co. Ltd. Class A	123,300	195
*	Wolong New Energy Group Co. Ltd. Class A	213,800	195
*	Maccura Biotechnology Co. Ltd. Class A	143,900	194
*	KBC Corp. Ltd. Class A	51,801	194
*	Appotronics Corp. Ltd. Class A	126,831	194
*	Beijing Sinohytec Co. Ltd. Class A	77,285	193
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	193
	Shanghai New World Co. Ltd. Class A	213,300	193
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	118,500	192
*	Tangrenshen Group Co. Ltd. Class A	360,800	192
*	Shenzhen Rapoo Technology Co. Ltd. Class A	71,800	192
*	Shanghai Bright Meat Group Co. Ltd. Class A	245,991	191
*	Shenzhen Topway Video Communication Co. Ltd. Class A	213,600	191
*	Anhui Golden Seed Winery Co. Ltd. Class A	164,900	191
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	223,200	191
	Sanchuan Wisdom Technology Co. Ltd. Class A	259,100	190
	Jiangsu Transimage Technology Co. Ltd. Class A	85,900	190
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	156,900	189
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	390,000	188
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	118,000	188
	Vontron Technology Co. Ltd. Class A	118,400	188
*	Sinocare Inc. Class A	77,400	187
	Shandong Head Co. Ltd. Class A	64,900	186
	Zhejiang Vie Science & Technology Co. Ltd. Class A	134,600	186
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	188,000	186
	Beijing Fengjing Automotive Parts Co. Ltd.	388,900	184
	Time Publishing & Media Co. Ltd. Class A	176,960	184
	Guangdong Vanward New Electric Co. Ltd. Class A	185,800	184
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	120,300	184

		Shares	Market Value ($000)
*	Rongan Property Co. Ltd. Class A	627,500	183
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	133,000	183
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	236,320	182
	Haining China Leather Market Co. Ltd. Class A	321,700	180
	Dongfeng Electronic Technology Co. Ltd. Class A	121,300	179
*	Sun Create Electronics Co. Ltd. Class A	69,900	179
*	M-Grass Ecology & Environment Group Co. Ltd. Class A	412,900	178
	Yabao Pharmaceutical Group Co. Ltd. Class A	186,100	178
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	177
	Beijing SDL Technology Co. Ltd. Class A	165,600	177
	Changhong Meiling Co. Ltd. Class A	239,300	177
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	349,100	176
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	113,700	175
	Zhuhai Port Co. Ltd. Class A	233,300	175
	Ningbo Peacebird Fashion Co. Ltd. Class A	86,700	173
	Guizhou Guihang Automotive Components Co. Ltd. Class A	104,000	173
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	268,200	172
	Huangshan Tourism Development Co. Ltd. Class A	102,500	172
	Fuan Pharmaceutical Group Co. Ltd. Class A	311,200	171
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	242,900	171
	Canny Elevator Co. Ltd. Class A	215,900	170
	Jinbei Automotive Co. Ltd. Class A	348,100	170
*	JinJian Cereals Industry Co. Ltd. Class A	206,300	170
	China Television Media Ltd. Class A	99,900	170
	Anhui Korrun Co. Ltd. Class A	62,100	167
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	117,260	166
*	Great Chinasoft Technology Co. Ltd. Class A	268,500	164
	Shenzhen Textile Holdings Co. Ltd. Class A	115,200	164
	Feitian Technologies Co. Ltd. Class A	107,900	163
*	Shenzhen Anche Technologies Co. Ltd. Class A	63,200	163
*	CGN Nuclear Technology Development Co. Ltd. Class A	170,424	162
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	124,300	162
	Jinxi Axle Co. Ltd. Class A	283,900	162
	Tungkong Inc. Class A	134,200	161
	Beijing WBD New Materials Group Co. Ltd.	191,800	161
*	Phenix Optical Co. Ltd. Class A	72,000	161
*	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	177,300	161
	Vatti Corp. Ltd. Class A	223,300	160
*	World Union Group Inc. Class A	510,300	159
*	Lingyuan Iron & Steel Co. Ltd. Class A	614,700	157
*	Top Resource Energy Co. Ltd. Class A	221,000	154
*	H&R Century Union Corp. Class A	281,100	154
	Jenkem Technology Co. Ltd. Class A	15,874	153
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	81,000	153
	Songz Automobile Air Conditioning Co. Ltd. Class A	212,100	153
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	72,600	153
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	196,300	153
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	77,000	152
*	Poly Union Chemical Holding Group Co. Ltd. Class A	154,200	150
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	53,100	150
	Bestore Co. Ltd. Class A	105,400	149
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	81,100	147
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	133,400	146
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	115,600	145
	Shandong Sunway Chemical Group Co. Ltd. Class A	168,700	144
	Monalisa Group Co. Ltd. Class A	103,200	140
	Jiangxi Hongcheng Environment Co. Ltd. Class A	100,300	139
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	196,700	135
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	55,880	134
*	Qingdao Citymedia Co. Ltd. Class A	175,200	131
*	Daheng New Epoch Technology Inc. Class A	87,600	130
*	SOHO China Ltd.	2,931,542	127
	Hengdian Entertainment Co. Ltd. Class A	58,900	127
	Guangdong Shirongzhaoye Co. Ltd. Class A	197,100	124
*	Dongjiang Environmental Co. Ltd. Class A	234,249	119
	Shanxi Coking Co. Ltd. Class A	203,000	109
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	56,200	107
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	102
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A (XSSC)	83,400	101
*	Bright Eye Hospital Group Co. Ltd. Class A	19,900	96

		Shares	Market Value ($000)
	Ligao Foods Co. Ltd. Class A	22,600	87
	Jinneng Science&Technology Co. Ltd. Class A	129,700	86
*	Triumph New Energy Co. Ltd. Class A	83,100	84
*,3	China South City Holdings Ltd.	5,948,000	81
*	Marssenger Kitchenware Co. Ltd. Class A	42,200	72
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	61,000	71
	China Risun Group Ltd.	259,000	61
*	Gemdale Properties & Investment Corp. Ltd.	4,860,000	58
	Shanghai Haixin Group Co. Class B	205,793	52
*,3	Orient Group Inc. Class A	831,200	44
*	Changchun BCHT Biotechnology Co. Ltd. Class A	18,934	42
	Riyue Heavy Industry Co. Ltd. Class A	24,200	37
	China Television Media Ltd. Class A (XSHG)	18,800	32
	Ferrotec Anhui Technology Development Co. Ltd. Class A	7,000	31
	LexinFintech Holdings Ltd. ADR	20,809	30
*	China Meidong Auto Holdings Ltd.	394,000	20
*,3	China Fishery Group Ltd.	578,512	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	631,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	—
*,3	Blivex Energy Technology Co. Ltd. Class A	1,301,479	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	—
*,3	China Dili Group	10,268,897	—
			845,372
Czech Republic (0.0%)
[1]	Doosan Skoda Power AS	40,983	973
Denmark (1.9%)
*	NKT A/S	202,987	27,705
	Ringkjoebing Landbobank A/S	97,204	26,120
	Jyske Bank A/S (Registered)	151,815	24,097
	AL Sydbank	247,728	23,855
	ISS A/S	507,632	22,499
	ALK-Abello A/S	502,693	17,193
	Royal Unibrew A/S	184,152	13,814
	FLSmidth & Co. A/S	173,379	13,011
*	Zealand Pharma A/S	265,185	12,466
*	Bavarian Nordic A/S	289,580	7,938
*,1	GN Store Nord A/S	505,832	7,631
*,1,2	Netcompany Group A/S	150,579	7,515
	TORM plc Class A	244,878	7,466
	Per Aarsleff Holding A/S	66,296	7,384
	Alm Brand A/S	2,561,121	6,736
	Ambu A/S Class B	509,562	5,695
	Chemometec A/S	67,891	4,531
	Schouw & Co. A/S	43,650	4,176
	D/S Norden A/S	71,159	3,706
	UIE plc	47,236	2,657
*,1	NTG Nordic Transport Group A/S Class A	63,634	2,498
*	Dfds A/S	114,761	2,201
[2]	Scandinavian Tobacco Group A/S Class A	197,159	2,189
*	Gubra A/S	25,994	1,553
			254,636
Egypt (0.1%)
	Telecom Egypt Co.	1,934,420	3,950
*	Fawry for Banking & Payment Technology Services SAE	6,633,897	2,462
	EFG Holding SAE	4,329,138	2,230
			8,642
Finland (0.8%)
	Konecranes OYJ	717,257	22,375
	Mandatum OYJ	1,749,825	11,988
	Huhtamaki OYJ	329,265	11,743
	Hiab OYJ	140,639	9,558
	Outokumpu OYJ	1,413,159	8,510
	Nokian Renkaat OYJ	464,634	8,177
	Kemira OYJ	400,571	7,862

		Shares	Market Value ($000)
	Tieto OYJ (XEQT)	321,826	6,888
	Kalmar OYJ Class B	139,398	6,199
	Lumo Kodit OYJ	616,824	5,604
[2]	Terveystalo OYJ	277,333	2,419
*	Metsa Board OYJ Class B	602,588	2,043
	Finnair OYJ	346,728	1,926
*,1	QT Group OYJ	63,832	1,852
*	YIT OYJ	514,044	1,737
	Tieto OYJ (XNGS)	56,975	1,218
*	Revenio Group OYJ	63,159	890
[1]	Tokmanni Group Corp.	104,365	880
	Citycon OYJ	89,082	298
			112,167
France (3.1%)
	Gaztransport Et Technigaz SA	139,590	31,550
	Nexans SA	152,581	23,241
	Elis SA	713,169	20,456
	Technip Energies NV	568,657	19,668
*	Vallourec SACA	689,377	16,622
[1]	Teleperformance SE	189,133	15,047
	Arkema SA	215,305	14,665
	Valeo SE	788,070	13,635
*	SOITEC	94,219	11,478
	Sopra Steria Group	52,896	11,228
	Rubis SCA	280,424	10,840
	Alten SA	115,898	10,079
	Exosens SAS	139,767	9,273
	SES SA	1,390,807	9,233
	Wendel SE	94,923	9,206
	Eurazeo SE (XPAR)	140,963	7,751
	JCDecaux SE	261,622	6,854
	SEB SA	101,720	6,851
*	Forvia SE	639,246	6,604
	Coface SA	360,745	6,584
*	Air France-KLM	458,906	6,410
	Virbac SACA	15,729	6,125
	ARGAN SA	63,335	5,547
*,1	Exail Technologies SA	38,390	5,529
	Trigano SA	30,827	5,385
	IPSOS SA	129,388	5,346
	Societe BIC SA	67,059	5,258
*	Emeis SA	309,637	5,227
[1]	Vusion	33,141	4,981
	Mercialys SA	353,223	4,896
*	ID Logistics Group SACA	11,739	4,890
	Carmila SA	238,551	4,658
[1]	Remy Cointreau SA	82,330	4,599
	Vivendi SE	2,470,139	4,559
	Vicat SACA	59,759	4,524
	Pluxee NV	271,336	4,454
*	Clariane SE	942,939	4,349
	ICADE	173,101	3,862
	Derichebourg SA	343,674	3,700
	Mersen SA	80,189	3,454
	Altarea SCA	29,567	3,441
	Robertet SA	3,590	3,305
	Imerys SA	115,959	3,157
*,1	Eutelsat Communications SACA	1,273,725	3,013
	Opmobility	201,676	2,995
*,1	Ubisoft Entertainment SA	441,321	2,920
*	Viridien	26,938	2,897
	LISI SA (XPAR)	38,627	2,837
	Television Francaise 1 SA	342,570	2,808
	Interparfums SA	96,648	2,743
	Metropole Television SA	192,391	2,691
*	Lisi SA Prime de fidelite	35,980	2,643
	Planisware SA	81,301	2,176
	Antin Infrastructure Partners SA	212,938	2,148
	Stef SA	12,340	1,932

		Shares	Market Value ($000)
	Etablissements Maurel et Prom SA	199,607	1,878
*,1	Eramet SA	36,060	1,800
*,1	Nexity SA	199,080	1,626
*,1	OVH Groupe SA	93,159	1,618
*,1,2	X-Fab Silicon Foundries SE	196,683	1,472
	Fnac Darty SA	36,278	1,446
[1,2]	Elior Group SA	514,382	1,260
[1,2]	Verallia SA	58,272	1,226
	Peugeot Invest SA	18,699	1,223
*,1	Voltalia SA (Registered)	143,676	1,160
	GL Events SACA	29,960	1,090
	Beneteau SACA	153,836	1,070
	Wavestone	27,656	1,037
	Manitou BF SA	36,945	943
	Quadient SA	55,076	863
	Equasens	19,919	752
	Lagardere SA	34,916	724
	North Atlantic Energies	6,174	475
*,1,2	Worldline SA	12,011	171
			422,158
Germany (3.0%)
	thyssenkrupp AG	1,881,338	26,401
*	Nordex SE	478,857	21,395
[1]	Aurubis AG	98,697	20,768
	AIXTRON SE	427,332	18,025
	TUI AG	1,692,137	14,737
	Bilfinger SE	137,927	13,191
	flatexDEGIRO SE	302,129	12,721
	Freenet AG	444,551	12,492
*	Puma SE	380,151	12,127
[1]	TAG Immobilien AG	717,102	11,459
*,1	Auto1 Group SE	431,312	11,327
[1]	K&S AG (Registered)	665,397	11,161
*	Tkms AG& Co. KGaA	94,822	9,033
	Jenoptik AG	196,156	8,499
*	Aroundtown SA	3,303,140	8,309
	United Internet AG (Registered)	264,482	7,225
	Salzgitter AG	116,433	6,976
*	Wacker Chemie AG	66,665	6,828
	Krones AG	51,434	6,629
*,1	IONOS Group SE	178,524	6,508
	LANXESS AG	333,303	6,367
	Deutz AG	556,685	6,352
[1]	HUGO BOSS AG	138,777	6,094
[2]	Befesa SA	144,076	5,810
[1]	Stroeer SE & Co. KGaA	119,923	5,489
[1]	Carl Zeiss Meditec AG (Bearer)	137,118	4,832
*,1,2	Redcare Pharmacy NV	65,442	4,655
	Alzchem Group AG	24,398	4,348
[1]	Sixt SE (XETR)	51,795	4,288
	Fielmann Group AG	88,549	4,150
*,2	TeamViewer SE	577,002	4,029
	Elmos Semiconductor SE	23,691	4,003
*,1	Kontron AG	144,555	3,735
	Duerr AG	180,627	3,729
*,1	Gerresheimer AG	116,221	3,697
	Hornbach Holding AG & Co. KGaA	37,004	3,565
*,1	Siltronic AG	40,198	3,553
	Schott Pharma AG & Co. KGaA	134,924	3,427
	Atoss Software SE	33,186	3,233
*	SMA Solar Technology AG	51,322	3,149
	KWS Saat SE & Co. KGaA	37,638	3,115
*,1	Suedzucker AG	212,370	2,775
	Pfeiffer Vacuum Technology AG	14,376	2,718
	Wacker Neuson SE	105,930	2,676
	Eckert & Ziegler SE	169,489	2,667
	Indus Holding AG	72,276	2,650
*,1	Evotec SE	660,978	2,600
	CANCOM SE	93,485	2,585

		Shares	Market Value ($000)
[1]	Vossloh AG	37,306	2,514
[1]	Norma Group SE	117,134	2,470
*	CECONOMY AG (XETR)	475,713	2,334
	Springer Nature AG & Co. KGaA	109,362	2,332
	Ottobock SE & Co. KGaA	34,730	2,254
*	HelloFresh SE	568,459	2,239
	1&1 AG	96,810	2,212
*	Verbio SE	66,286	2,212
	Friedrich Vorwerk Group SE	28,506	2,165
[1]	Dermapharm Holding SE	41,706	1,972
*,1,2	Deutsche Pfandbriefbank AG	484,013	1,912
[1]	PNE AG	141,813	1,732
[1]	GFT Technologies SE	56,911	1,502
*,1	Grand City Properties SA	126,369	1,416
	GRENKE AG	100,764	1,369
	Wuestenrot & Wuerttembergische AG	78,225	1,318
*,1	Hypoport SE	13,604	1,293
	Secunet Security Networks AG	6,193	1,282
	Stabilus SE	67,701	1,126
[1]	Energiekontor AG	27,420	1,084
	PATRIZIA SE	123,836	1,041
*,1	Douglas AG	111,842	1,040
[1]	Deutsche Beteiligungs AG	41,529	1,016
	Deutsche EuroShop AG	46,432	987
[1]	ProSiebenSat.1 Media SE	221,626	927
	Kloeckner & Co. SE	59,350	848
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	96,226	840
	Adesso SE	10,516	712
	SUSS MicroTec SE	7,364	637
	Pfisterer Holding SE	6,960	612
*	CECONOMY AG (MUND)	128,774	594
			402,094
Greece (0.0%)
	Ideal Holdings SA	124,581	867
	Avax SA	203,127	798
	Intracom Holdings SA (Registered)	221,781	772
	Fourlis Holdings SA	157,194	741
	Euronext Athens Holding SA	59,421	525
*	QUALCO GROUP SA	73,306	485
			4,188
Hong Kong (0.8%)
	Pacific Basin Shipping Ltd.	15,770,532	6,590
*,1	Duality Biotherapeutics Inc.	253,700	5,899
	United Laboratories International Holdings Ltd.	4,540,500	5,166
[1]	Time Interconnect Technology Ltd.	2,623,889	4,399
	Luk Fook Holdings International Ltd.	1,394,399	4,371
	Dah Sing Financial Holdings Ltd.	655,200	4,162
	Stella International Holdings Ltd.	2,232,000	4,148
[1]	CGN Mining Co. Ltd.	13,365,000	4,131
*,2	HBM Holdings Ltd.	2,628,000	4,081
*,1	OSL Group Ltd.	2,424,000	3,633
	VSTECS Holdings Ltd.	3,018,000	3,609
	Fortune REIT	5,859,589	3,608
[1]	Cowell e Holdings Inc.	1,047,000	2,754
*,1	Envision Greenwise Holdings Ltd.	4,493,240	2,750
	Softcare Ltd.	614,400	2,667
*,1	Bright Smart Securities & Commodities Group Ltd.	3,266,000	2,665
[1,3]	Guotai Junan International Holdings Ltd.	9,813,000	2,641
	CITIC Telecom International Holdings Ltd.	5,870,004	2,081
*,1	Realord Technology Co. Ltd.	2,192,000	1,964
*	Mongolian Mining Corp.	2,142,000	1,952
	Chow Sang Sang Holdings International Ltd.	1,276,565	1,894
[1]	Cirrus Aircraft Ltd.	334,300	1,868
*,1	Insilico Medicine Cayman TopCo	316,500	1,845
[1]	SUNeVision Holdings Ltd.	2,893,000	1,783
*,1	Deep Source Holdings Ltd.	23,848,347	1,585
*,1	Melco International Development Ltd.	3,322,032	1,560
	Vitasoy International Holdings Ltd.	1,858,957	1,535
	Huabao International Holdings Ltd.	3,583,000	1,490

		Shares	Market Value ($000)
[3]	Jinchuan Group International Resources Co. Ltd.	16,346,000	1,326
[1]	China Travel International Investment Hong Kong Ltd.	8,406,000	1,287
	IGG Inc.	2,833,000	1,206
	Sunlight REIT	3,690,072	1,096
*,1	Super Hi International Holding Ltd.	787,000	1,087
	Value Partners Group Ltd.	3,817,434	1,038
	Cafe de Coral Holdings Ltd.	1,432,000	1,014
[1]	Nanshan Aluminium International Holdings Ltd.	284,100	986
	Prosperity REIT	4,948,000	959
[1]	HKBN Ltd.	1,214,500	937
*,1	Vobile Group Ltd.	2,489,000	788
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	874,000	768
*	CITIC Resources Holdings Ltd.	13,068,000	767
*	Texhong International Group Ltd.	874,500	732
	Giordano International Ltd.	3,957,735	706
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,482,000	669
	SmarTone Telecommunications Holdings Ltd.	1,064,230	666
	Truly International Holdings Ltd.	5,207,000	564
[1]	LK Technology Holdings Ltd.	2,165,000	406
*	Far East Consortium International Ltd.	4,177,043	361
*	TVB Ltd.	1,163,000	354
	Asia Cement China Holdings Corp.	1,589,000	343
[1]	SY Holdings Group Ltd.	332,500	303
*	Shun Tak Holdings Ltd.	4,406,000	286
	Singamas Container Holdings Ltd.	4,947,960	284
*,2	IMAX China Holding Inc.	241,966	257
	C-Mer Medical Holdings Ltd.	2,018,000	239
			106,260
Iceland (0.0%)
	Heimar HF	5,513,360	1,535
	Sjova-Almennar Tryggingar HF	2,877,430	1,001
*	Bera HF	6,648,715	805
	Siminn HF	7,435,193	770
	Skagi Hf	5,019,211	767
	Eimskipafelag Islands HF	358,668	733
*	Icelandair Group HF	86,319,794	500
	Kaldalon Hf.	2,025,034	431
			6,542
India (6.9%)
	Radico Khaitan Ltd.	292,161	13,288
	Navin Fluorine International Ltd.	140,035	11,106
*	Delhivery Ltd.	2,183,684	11,024
[2]	Brookfield India Real Estate Trust	2,447,876	8,762
	Welspun Corp. Ltd.	499,897	8,645
	Manappuram Finance Ltd.	2,082,632	8,114
[2]	Aster DM Healthcare Ltd.	916,719	7,899
[2]	Gland Pharma Ltd.	301,068	7,897
	HFCL Ltd.	3,805,236	7,740
	Computer Age Management Services Ltd.	922,832	7,698
	Kirloskar Oil Engines Ltd.	326,424	7,491
[2]	PNB Housing Finance Ltd. (XNSE)	675,997	7,457
	Redington Ltd.	2,207,952	7,441
*,2	Krishna Institute of Medical Sciences Ltd.	845,745	7,134
*	Sammaan Capital Ltd.	4,137,123	7,039
*	Ather Energy Ltd.	523,147	6,912
*,2	SAI Life Sciences Ltd.	493,653	6,807
	Crompton Greaves Consumer Electricals Ltd.	2,464,107	6,715
*	Amber Enterprises India Ltd.	82,743	6,455
	Anand Rathi Wealth Ltd.	296,800	6,449
	Karur Vysya Bank Ltd.	1,793,282	6,438
	Acutaas Chemicals Ltd.	195,111	6,348
	Himadri Speciality Chemical Ltd.	799,531	6,287
*	Wockhardt Ltd.	303,178	6,228
	Aegis Logistics Ltd.	461,452	6,186
	Neuland Laboratories Ltd.	30,437	6,074
[2]	Sansera Engineering Ltd.	163,683	5,738
	Kalpataru Projects International Ltd.	423,153	5,718
*	Sterlite Technologies Ltd.	941,812	5,501
	IIFL Finance Ltd.	862,204	5,498

		Shares	Market Value ($000)
	Nuvama Wealth Management Ltd.	286,527	5,415
	Apollo Tyres Ltd.	1,191,601	5,345
	Angel One Ltd.	1,711,152	5,341
	Great Eastern Shipping Co. Ltd.	376,677	5,330
[2]	Mindspace Business Parks REIT	989,732	5,104
	TD Power Systems Ltd.	428,902	5,079
*	Cartrade Tech Ltd.	176,605	5,033
[2]	IndiGrid Infrastructure Trust	2,665,924	4,994
	Granules India Ltd.	574,589	4,966
*	MTAR Technologies Ltd.	81,904	4,925
	Carborundum Universal Ltd.	434,323	4,839
*	Piramal Pharma Ltd.	2,308,459	4,731
	Global Health Ltd.	318,439	4,691
	KPR Mill Ltd.	422,674	4,648
	Timken India Ltd.	138,629	4,569
	Data Patterns India Ltd.	99,867	4,481
	Zee Entertainment Enterprises Ltd.	3,730,456	4,477
	Five-Star Business Finance Ltd.	779,918	4,477
	Ramco Cements Ltd.	464,133	4,465
	Craftsman Automation Ltd.	43,097	4,461
[2]	Home First Finance Co. India Ltd.	356,210	4,437
	Tata Chemicals Ltd.	616,286	4,350
	ZF Commercial Vehicle Control Systems India Ltd.	171,540	4,346
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	266,705	4,339
	Kfin Technologies Ltd.	433,801	4,261
	Sagility Ltd.	9,333,211	4,248
	Syrma SGS Technology Ltd.	294,275	4,213
	CESC Ltd.	2,414,373	4,185
	Sundram Fasteners Ltd.	399,299	4,089
	Firstsource Solutions Ltd.	1,285,686	4,070
	PG Electroplast Ltd.	632,967	4,065
	Motherson Sumi Wiring India Ltd.	9,547,368	4,062
	Atul Ltd.	57,207	4,039
	Amara Raja Energy & Mobility Ltd.	416,223	3,970
	City Union Bank Ltd.	1,827,281	3,953
	NBCC India Ltd.	3,970,956	3,942
	Kajaria Ceramics Ltd.	309,698	3,888
	Grindwell Norton Ltd.	173,925	3,868
	Brigade Enterprises Ltd.	634,225	3,857
	Elgi Equipments Ltd.	642,556	3,834
	Aptus Value Housing Finance India Ltd.	1,358,285	3,716
	Tata Investment Corp. Ltd.	518,255	3,690
	Gabriel India Ltd.	242,885	3,669
*	Usha Martin Ltd.	689,859	3,585
*	Jaiprakash Power Ventures Ltd.	18,635,814	3,576
	VA Tech Wabag Ltd.	171,886	3,561
*	Affle 3i Ltd.	214,050	3,558
	Force Motors Ltd.	18,673	3,500
*	CreditAccess Grameen Ltd.	208,913	3,486
	Astra Microwave Products Ltd.	178,684	3,486
	RR Kabel Ltd.	127,208	3,468
*	PTC Industries Ltd.	18,571	3,453
	Anant Raj Ltd.	523,224	3,425
*	Ola Electric Mobility Ltd.	8,380,832	3,396
*	Inventurus Knowledge Solutions Ltd.	174,652	3,385
	Natco Pharma Ltd.	349,195	3,356
	TVS Holdings Ltd.	21,414	3,300
*	Onesource Speciality Pharma Ltd.	194,252	3,296
	eClerx Services Ltd.	168,996	3,271
*	PVR Inox Ltd.	274,886	3,257
	CCL Products India Ltd.	267,987	3,243
	Garden Reach Shipbuilders & Engineers Ltd.	118,744	3,237
	HBL Engineering Ltd.	426,399	3,212
*	Arvind Ltd.	592,764	3,187
[2]	PowerGrid Infrastructure Investment Trust	3,037,104	3,164
	Capri Global Capital Ltd.	1,283,987	3,125
*	Aadhar Housing Finance Ltd.	588,015	3,060
	Nava Ltd.	527,447	3,058
	Aditya Birla Real Estate Ltd.	203,717	3,027
*	Inox Wind Ltd.	3,701,741	3,027

		Shares	Market Value ($000)
	Ceat Ltd.	83,945	3,016
	UTI Asset Management Co. Ltd.	315,754	2,987
	Netweb Technologies India Ltd.	62,546	2,968
	Asahi India Glass Ltd.	322,338	2,962
	LMW Ltd.	17,290	2,925
*	Schneider Electric Infrastructure Ltd.	206,130	2,922
	Aditya Birla Sun Life Asset Management Co. Ltd.	274,184	2,905
	Shyam Metalics & Energy Ltd.	268,145	2,899
	Zen Technologies Ltd.	169,838	2,891
*	EID Parry India Ltd.	358,747	2,857
	Shaily Engineering Plastics Ltd.	88,994	2,855
	Triveni Turbine Ltd.	450,069	2,840
	Edelweiss Financial Services Ltd.	2,329,882	2,818
	Balrampur Chini Mills Ltd.	454,771	2,793
	Rainbow Children's Medicare Ltd.	174,249	2,784
*,2	Ujjivan Small Finance Bank Ltd.	3,655,935	2,748
	Titagarh Rail System Ltd.	315,410	2,726
	Chambal Fertilisers & Chemicals Ltd.	592,499	2,724
	Cyient Ltd.	304,788	2,710
	BEML Ltd.	147,729	2,710
	Zensar Technologies Ltd.	508,562	2,708
	Can Fin Homes Ltd.	312,384	2,686
*	KEC International Ltd.	545,261	2,682
*	Azad Engineering Ltd.	111,062	2,668
	SPR Auto Technologies Ltd.	57,883	2,667
	Engineers India Ltd.	1,137,107	2,649
	Cemindia Projects Ltd.	184,571	2,647
	Tilaknagar Industries Ltd.	538,197	2,624
	Tamilnad Mercantile Bank Ltd.	293,897	2,623
*	Reliance Power Ltd.	10,612,547	2,605
	Jubilant Pharmova Ltd.	265,623	2,604
[2]	Paradeep Phosphates Ltd.	1,679,019	2,590
	Jammu & Kashmir Bank Ltd.	1,581,622	2,584
	Garware Hi-Tech Films Ltd.	34,414	2,579
*	BlackBuck Ltd.	452,793	2,576
[2]	IRB InvIT Fund	3,898,199	2,566
	Finolex Cables Ltd.	247,193	2,556
	Vijaya Diagnostic Centre Ltd.	178,912	2,521
	Sumitomo Chemical India Ltd.	469,176	2,509
	Voltamp Transformers Ltd.	24,139	2,509
	Intellect Design Arena Ltd.	332,326	2,508
	EIH Ltd.	730,853	2,504
*	IFCI Ltd.	3,115,353	2,499
	Strides Pharma Science Ltd.	232,567	2,499
	Mahanagar Gas Ltd.	212,329	2,493
*	Nazara Technologies Ltd.	694,985	2,470
	Sobha Ltd. (XNSE)	170,497	2,452
	NCC Ltd.	1,654,581	2,446
[2]	Metropolis Healthcare Ltd.	400,612	2,444
	South Indian Bank Ltd.	4,924,204	2,409
*	Honasa Consumer Ltd.	510,008	2,400
	Jubilant Ingrevia Ltd.	310,335	2,393
	Vardhman Textiles Ltd.	386,450	2,371
*	Go Digit General Insurance Ltd.	876,020	2,334
	Birlasoft Ltd.	735,733	2,333
	Chennai Petroleum Corp. Ltd.	176,597	2,332
*	Gokaldas Exports Ltd.	273,371	2,331
	Godawari Power & Ispat Ltd.	917,467	2,330
[2]	Eris Lifesciences Ltd.	163,231	2,317
	Poly Medicure Ltd.	129,898	2,316
	Chalet Hotels Ltd.	272,033	2,314
	Kirloskar Pneumatic Co. Ltd.	148,434	2,305
	Jindal Saw Ltd.	851,376	2,293
	Caplin Point Laboratories Ltd.	86,862	2,291
	Zydus Wellness Ltd.	378,277	2,289
	Marksans Pharma Ltd.	844,707	2,287
*,2	Lemon Tree Hotels Ltd.	1,994,433	2,285
	Time Technoplast Ltd.	1,029,529	2,250
*	Tbo Tek Ltd.	140,066	2,246
	LT Foods Ltd.	516,928	2,223

		Shares	Market Value ($000)
*	Rategain Travel Technologies Ltd.	229,824	2,220
	Shilpa Medicare Ltd.	346,368	2,220
*	Cohance Lifesciences Ltd.	498,044	2,218
[2]	Indian Energy Exchange Ltd.	1,601,198	2,218
	Gillette India Ltd.	27,744	2,216
	Minda Corp. Ltd.	299,946	2,203
	Belrise Industries Ltd.	888,551	2,203
	Karnataka Bank Ltd.	730,627	2,180
	PCBL CHEMICAL Ltd.	644,948	2,148
	Techno Electric & Engineering Co. Ltd.	208,487	2,140
	Procter & Gamble Health Ltd.	30,922	2,139
[2]	IndiaMart InterMesh Ltd.	112,989	2,129
	Ramkrishna Forgings Ltd.	310,859	2,121
	V-Guard Industries Ltd.	640,754	2,110
	Kirloskar Brothers Ltd.	107,451	2,106
*	Medplus Health Services Ltd.	283,572	2,095
*	Aavas Financiers Ltd.	146,426	2,085
	Pricol Ltd.	284,995	2,079
	CIE Automotive India Ltd.	484,222	2,073
	JM Financial Ltd.	1,611,223	2,062
	Olectra Greentech Ltd.	148,569	2,061
*	Gravita India Ltd.	121,369	2,056
	JSW Dulux Ltd.	65,992	2,032
	JK Tyre & Industries Ltd.	479,735	2,009
	Sudarshan Chemical Industries Ltd.	185,819	1,974
*	NMDC Steel Ltd.	4,365,187	1,970
	Ratnamani Metals & Tubes Ltd.	79,238	1,960
*	Tenneco Clean Air India Ltd.	346,940	1,955
	Prudent Corporate Advisory Services Ltd.	56,480	1,948
*	Hindustan Construction Co. Ltd.	8,645,349	1,941
	Shipping Corp. of India Ltd.	634,251	1,936
	Welspun India Ltd.	1,163,340	1,899
	Sonata Software Ltd.	561,200	1,898
	Century Plyboards India Ltd.	226,030	1,894
	Supreme Petrochem Ltd.	252,918	1,890
	Graphite India Ltd.	271,551	1,867
	Gujarat Mineral Development Corp. Ltd.	311,952	1,848
	Rain Industries Ltd.	788,590	1,842
	Alembic Pharmaceuticals Ltd.	219,611	1,835
	Sarda Energy & Minerals Ltd.	338,228	1,831
*	Aditya Birla Lifestyle Brands Ltd.	1,842,813	1,828
*,2	Tejas Networks Ltd.	335,966	1,805
*,2	Equitas Small Finance Bank Ltd.	2,253,502	1,775
	KSB Ltd.	196,538	1,763
	PTC India Ltd.	943,474	1,736
	Concord Biotech Ltd.	115,718	1,724
[2]	IRCON International Ltd.	1,303,309	1,719
*	Le Travenues Technology Ltd.	825,974	1,710
	Finolex Industries Ltd.	1,002,373	1,706
*	SBFC Finance Ltd.	1,797,588	1,702
*	BrainBees Solutions Ltd.	760,106	1,690
	Care Ratings Ltd.	93,800	1,680
	Praj Industries Ltd.	507,808	1,660
	Mahindra Lifespace Developers Ltd.	402,276	1,655
	Gujarat Pipavav Port Ltd.	1,048,346	1,650
	TSF Investments Ltd.	347,283	1,647
	BASF India Ltd.	43,209	1,645
	Doms Industries Ltd.	69,050	1,635
	IIFL Capital Services Ltd.	459,647	1,627
*	Sapphire Foods India Ltd.	837,487	1,624
	Safari Industries India Ltd.	98,345	1,607
	Jupiter Life Line Hospitals Ltd.	460,765	1,602
	CMS Info Systems Ltd.	579,276	1,601
	Gujarat State Fertilizers & Chemicals Ltd.	961,479	1,600
	Bikaji Foods International Ltd.	237,545	1,598
	Vesuvius India Ltd.	342,125	1,591
	Aarti Pharmalabs Ltd.	227,223	1,589
	AstraZeneca Pharma India Ltd.	18,683	1,586
	Saregama India Ltd.	288,210	1,579
*	Bajaj Consumer Care Ltd.	284,267	1,561

		Shares	Market Value ($000)
	Arvind Fashions Ltd.	325,895	1,534
	JK Lakshmi Cement Ltd.	256,909	1,521
	Newgen Software Technologies Ltd.	260,284	1,518
	Tega Industries Ltd.	96,215	1,498
	RITES Ltd.	662,498	1,486
	Avanti Feeds Ltd.	157,212	1,481
	Tanla Platforms Ltd.	240,741	1,479
	Fine Organic Industries Ltd.	29,053	1,467
[2]	KPI Green Energy Ltd.	371,700	1,455
	Elecon Engineering Co. Ltd.	330,965	1,453
	Power Mech Projects Ltd.	54,053	1,451
	DCM Shriram Ltd.	133,908	1,450
	Maharashtra Scooters Ltd.	10,630	1,449
*	Nuvoco Vistas Corp. Ltd.	389,804	1,408
	Suprajit Engineering Ltd.	265,271	1,402
	SKF India Ltd.	89,413	1,387
	Paisalo Digital Ltd.	1,857,326	1,385
*	Aditya Birla Fashion & Retail Ltd.	2,178,807	1,374
	Mrs Bectors Food Specialities Ltd.	634,728	1,373
*	AvenuesAI Ltd.	8,245,775	1,369
	Trident Ltd.	5,272,074	1,364
*	Transformers & Rectifiers India Ltd.	438,416	1,359
*	Restaurant Brands Asia Ltd.	1,940,825	1,355
	Shakti Pumps India Ltd.	247,430	1,348
*	Sterling & Wilson Renewable	623,076	1,332
*	Eureka Forbes Ltd.	282,953	1,329
	Vinati Organics Ltd.	96,633	1,321
*	Jupiter Wagons Ltd.	484,290	1,315
	Genus Power Infrastructures Ltd.	400,765	1,312
	V-Mart Retail Ltd.	159,874	1,306
	EPL Ltd.	560,126	1,305
*	Borosil Renewables Ltd.	223,437	1,301
	Garware Technical Fibres Ltd.	167,072	1,282
*	India Cements Ltd.	304,076	1,269
	Westlife Foodworld Ltd.	238,328	1,266
	DCB Bank Ltd.	644,394	1,256
*	Embassy Developments Ltd.	1,960,830	1,256
	Mastek Ltd.	63,482	1,249
	Sanofi Consumer Healthcare India Ltd.	25,841	1,248
	BLS International Services Ltd.	497,133	1,247
	ION Exchange India Ltd.	282,278	1,244
	Sanofi India Ltd.	35,208	1,224
	Archean Chemical Industries Ltd.	219,361	1,208
	JK Paper Ltd.	291,512	1,193
*	Websol Energy System Ltd.	1,178,237	1,192
	PNC Infratech Ltd.	452,756	1,167
	Blue Dart Express Ltd.	21,121	1,143
[2]	Godrej Agrovet Ltd.	195,337	1,139
	Cera Sanitaryware Ltd.	17,619	1,131
	Alkyl Amines Chemicals Ltd.	60,185	1,126
	Railtel Corp. of India Ltd.	376,510	1,123
	Sheela Foam Ltd.	133,891	1,099
	Texmaco Rail & Engineering Ltd.	935,531	1,092
	Balaji Amines Ltd.	48,258	1,079
	Bombay Burmah Trading Co.	68,755	1,078
	Happiest Minds Technologies Ltd.	270,874	1,072
	Birla Corp. Ltd.	114,945	1,072
*	GMR Power & Urban Infra Ltd.	1,018,570	1,057
	Anup Engineering Ltd.	45,614	1,037
*	RattanIndia Power Ltd.	11,109,580	1,013
	Jyothy Labs Ltd.	477,124	995
	Electrosteel Castings Ltd.	1,331,620	986
*	SignatureGlobal India Ltd.	114,731	986
	GHCL Ltd.	213,652	981
	KRBL Ltd.	264,390	973
*	Valor Estate Ltd.	820,749	970
	JBM Auto Ltd.	140,107	967
	GMM Pfaudler Ltd.	105,306	954
	ISGEC Heavy Engineering Ltd.	109,325	946
*	TVS Supply Chain Solutions Ltd.	661,783	937

		Shares	Market Value ($000)
*	Raymond Ltd.	151,891	923
	TTK Prestige Ltd.	137,187	923
*	Shree Renuka Sugars Ltd.	3,961,579	908
*	Tata Teleservices Maharashtra Ltd.	2,161,562	905
	Maharashtra Seamless Ltd.	150,052	889
	AurionPro Solutions Ltd.	112,937	869
	Orient Electric Ltd.	471,127	863
	KNR Constructions Ltd.	667,627	852
	Gateway Distriparks Ltd.	1,399,992	851
	G R Infraprojects Ltd.	89,324	827
*	Sun Pharma Advanced Research Co. Ltd.	376,767	814
	Rallis India Ltd.	354,582	807
*	Prime Focus Ltd.	266,780	803
	NIIT Learning Systems Ltd.	314,710	790
	Campus Activewear Ltd.	336,179	783
[2]	Dilip Buildcon Ltd.	172,181	774
*,3	Reliance Infrastructure Ltd.	1,221,648	770
	Galaxy Surfactants Ltd.	37,380	762
	Raymond Lifestyle Ltd.	101,384	755
	Vaibhav Global Ltd.	258,904	723
	Polyplex Corp. Ltd.	62,283	721
*	Ashoka Buildcon Ltd.	567,666	720
	Triveni Engineering & Industries Ltd.	294,586	684
*	TeamLease Services Ltd.	52,776	683
*	Alok Industries Ltd.	5,455,490	681
	Bajaj Electricals Ltd.	187,106	653
*	Zaggle Prepaid Ocean Services Ltd.	290,399	623
[2]	Quess Corp. Ltd.	168,932	588
	Afcons Infrastructure Ltd.	206,767	587
*	Just Dial Ltd.	78,052	586
	Kaveri Seed Co. Ltd.	69,609	570
*,3	Triveni Power Transmission Ltd.	98,195	561
	NOCIL Ltd.	316,952	545
*	Network18 Media & Investments Ltd.	1,752,867	541
*	Devyani International Ltd.	429,230	513
	Cello World Ltd.	142,140	511
	Pfizer Ltd.	10,045	508
	Symphony Ltd.	63,916	461
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	73,362	392
*	Rajesh Exports Ltd.	434,409	386
*	Jai Balaji Industries Ltd.	574,841	348
	Orient Cement Ltd.	237,286	340
	HEG Ltd.	45,035	310
	Route Mobile Ltd.	45,950	260
	SJS Enterprises Ltd.	7,265	182
	Emcure Pharmaceuticals Ltd.	6,977	143
	Action Construction Equipment Ltd.	12,585	141
	Clean Science & Technology Ltd.	17,323	133
	Thomas Cook India Ltd.	102,695	112
*	Allcargo Global Ltd.	822,334	105
*	VIP Industries Ltd.	26,684	84
	Acme Solar Holdings Ltd.	14,490	55
	SKF India Industrial Ltd.	1,891	54
	Anthem Biosciences Ltd.	5,480	47
*	Gulshan Chemfill Ltd.	59,177	18
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			931,494
Indonesia (0.3%)
*	Bumi Resources Minerals Tbk PT	205,811,376	6,376
*	Bumi Resources Tbk PT	651,953,400	5,937
	ANTAM Persero Tbk PT	28,157,719	4,487
	AKR Corporindo Tbk PT	24,803,615	2,023
	Japfa Comfeed Indonesia Tbk PT	16,887,600	2,021
	Alamtri Minerals Indonesia Tbk PT	21,524,379	1,809
	Medco Energi Internasional Tbk PT	23,436,888	1,672
	PT TIMAH Persero Tbk PT	7,867,420	1,653
	Indo Tambangraya Megah Tbk PT	1,095,800	1,496
	Cisarua Mountain Dairy Tbk PT	5,631,690	1,443
*	Bank Tabungan Negara Persero Tbk PT	17,949,450	1,209

		Shares	Market Value ($000)
	Map Aktif Adiperkasa PT	33,078,000	1,195
	BFI Finance Indonesia Tbk PT	23,359,300	1,187
	Adaro Andalan Indonesia PT	2,235,800	1,151
*	Bank Jago Tbk PT	14,251,600	967
	Mitra Keluarga Karyasehat Tbk PT	8,562,600	839
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,094,429	801
	Ciputra Development Tbk PT	24,926,455	796
*	Bukalapak.com PT Tbk	104,840,500	686
	Medikaloka Hermina Tbk PT	14,709,293	653
	ESSA Industries Indonesia Tbk PT	17,751,500	631
	Bank Pan Indonesia Tbk PT	12,590,200	626
	Astra Agro Lestari Tbk PT	1,578,800	602
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,596,500	571
	Aspirasi Hidup Indonesia Tbk PT	28,186,800	564
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	24,795,700	499
*	MNC Digital Entertainment Tbk PT	21,399,200	476
*	Bank Neo Commerce Tbk PT	31,894,272	468
*	Siloam International Hospitals Tbk PT	3,563,308	436
	Surya Citra Media Tbk PT	37,560,700	434
	Pakuwon Jati Tbk PT	27,662,334	409
	Bank BTPN Syariah Tbk PT	6,953,400	383
	Summarecon Agung Tbk PT	20,861,547	378
*	Panin Financial Tbk PT	29,165,300	369
*	Media Nusantara Citra Tbk PT	27,215,800	317
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,703,899	294
*	Lippo Karawaci Tbk PT	60,309,677	201
	MDS Retailing Tbk PT	1,447,000	126
*,3	Waskita Karya Persero Tbk PT	70,850,081	—
			46,185
Ireland (0.2%)
	Glanbia plc (XDUB)	750,387	19,922
	Cairn Homes plc (XDUB)	2,338,320	6,583
			26,505
Israel (1.4%)
	Tel Aviv Stock Exchange Ltd.	345,327	13,301
	Paz Retail & Energy Ltd.	39,899	11,265
*	Doral Group Renewable Energy Resources Ltd.	428,389	9,654
*	Bet Shemesh Engines Holdings 1997 Ltd.	31,999	8,688
	Partner Communications Co. Ltd.	570,218	7,012
	Alony Hetz Properties & Investments Ltd.	621,550	6,455
	Electra Ltd.	158,302	6,164
*	OY Nofar Energy Ltd.	102,499	6,027
	Generation Capital Ltd.	6,132,318	5,650
	Reit 1 Ltd.	764,874	5,414
	Oil Refineries Ltd.	8,348,516	5,325
	YH Dimri Construction & Development Ltd.	42,590	5,024
	Turpaz Industries Ltd.	232,655	4,885
	Cellcom Israel Ltd.	440,901	4,757
	Max Stock Ltd.	404,668	4,615
	Hilan Ltd.	62,223	4,460
	One Software Technologies Ltd.	201,163	4,313
	Formula Systems 1985 Ltd.	39,856	4,203
*	Meshek Energy Renewable Energies Ltd.	1,149,466	4,202
*	Nayax Ltd.	58,314	3,957
	Israel Canada T.R Ltd.	771,255	3,940
	Ashtrom Group Ltd.	183,140	3,754
*	Priortech Ltd.	33,009	3,652
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	32,226	3,625
	Fox Wizel Ltd.	34,242	3,394
	Aura Investments Ltd.	623,783	3,258
*	Equital Ltd.	86,757	3,253
	Inrom Construction Industries Ltd.	384,540	3,073
	Qualitau Ltd.	18,587	3,050
*	Argo Properties NV	72,605	3,009
*	Isracard Ltd.	792,335	2,770
	IDI Insurance Co. Ltd.	33,121	2,616
*	Gilat Satellite Networks Ltd.	227,327	2,504
	Danel Adir Yeoshua Ltd.	17,738	2,495
	Sella Capital Real Estate Ltd.	851,726	2,456

		Shares	Market Value ($000)
	Delta Galil Ltd.	41,720	2,412
	Summit Real Estate Holdings Ltd.	146,375	2,391
	Lapidoth Capital Ltd.	80,621	2,124
	Blue Square Real Estate Ltd.	18,934	1,990
	Elco Ltd.	37,401	1,808
*	Perion Network Ltd.	150,871	1,433
*	Delek Automotive Systems Ltd.	207,209	1,147
	G City Ltd.	295,369	1,119
*	Orion Retail Properties Ltd.	1	—
			186,644
Italy (1.8%)
	Lottomatica Group SpA	895,375	24,206
	Saipem SpA	4,904,635	23,795
	Azimut Holding SpA	423,000	17,967
	Banca Generali SpA	212,005	16,016
	De' Longhi SpA	261,051	12,254
	Iveco Group NV	711,887	11,415
	SOL SpA	139,039	9,112
	Maire SpA	540,669	8,080
*	Fincantieri SpA	491,112	7,720
	Amplifon SpA	543,047	7,602
	Iren SpA	2,361,252	6,867
	Brembo NV	550,732	6,744
[2]	Technogym SpA	409,647	6,409
[1]	DiaSorin SpA	77,291	6,399
	Credito Emiliano SpA	259,044	5,696
[2]	Enav SpA	969,411	5,661
[2]	Carel Industries SpA	176,019	5,496
	ERG SpA	200,288	5,084
	ACEA SpA	195,537	4,751
	Webuild SpA (MTAA)	1,659,714	4,309
	Tamburi Investment Partners SpA	350,810	3,776
[1]	MFE-MediaForEurope NV Class A	1,198,770	3,643
	Danieli & C Officine Meccaniche SpA (MTAA)	43,642	3,277
	Intercos SpA	198,995	3,070
	El.En. SpA	167,194	2,995
	Sesa SpA	27,552	2,943
*	Salvatore Ferragamo SpA	242,097	2,845
	Cementir Holding NV	153,607	2,683
*,2	BFF Bank SpA	787,936	2,661
	Sanlorenzo SpA	53,241	2,332
	Moltiply Group SpA	54,371	2,290
[1]	Banca IFIS SpA	111,890	1,905
	Italmobiliare SpA	62,508	1,883
[2]	RAI Way SpA	344,030	1,844
	Piaggio & C SpA	595,993	1,337
	Arnoldo Mondadori Editore SpA	535,999	1,298
*,2	GVS SpA	251,792	1,260
[1]	Zignago Vetro SpA	123,983	1,063
*,1	Juventus Football Club SpA	401,094	938
[1]	MARR SpA	99,959	735
[2]	Anima Holding SpA	90,562	722
	Rizzoli Corriere Della Sera Mediagroup SpA	589,904	632
[1]	MFE-MediaForEurope NV Class B	136,431	554
	Alerion Cleanpower SpA	21,908	501
	Banco di Desio e della Brianza SpA	24,681	480
*	Tinexta SpA	21,323	370
			243,620
Japan (14.9%)
	Fuji Corp.	292,388	13,063
	Daishi Hokuetsu Financial Group Inc.	908,900	13,056
	Nishi-Nippon Financial Holdings Inc.	458,100	12,107
	Shiga Bank Ltd.	770,500	11,449
	Citizen Watch Co. Ltd.	807,100	10,685
	Anritsu Corp.	483,500	10,567
	Hyakugo Bank Ltd.	837,900	10,474
	Tokyo Kiraboshi Financial Group Inc.	969,028	10,188
	Seiko Group Corp.	205,116	10,029
	Micronics Japan Co. Ltd.	120,100	9,793

		Shares	Market Value ($000)
[1]	Nitto Boseki Co. Ltd.	548,555	9,422
	Penta-Ocean Construction Co. Ltd.	1,007,000	9,373
	Meiko Electronics Co. Ltd.	73,857	9,277
	North Pacific Bank Ltd.	1,275,700	9,146
	UACJ Corp.	610,740	8,915
	Meidensha Corp.	146,487	8,637
	Juroku Financial Group Inc.	580,300	8,517
	Nissui Corp.	1,063,522	8,386
*,1	ARCHION Corp.	4,931,800	8,332
	Kanematsu Corp.	637,100	8,316
	CKD Corp.	221,100	8,069
	San-In Godo Bank Ltd.	552,700	8,010
[1]	Ferrotec Corp.	154,353	7,785
	Suruga Bank Ltd.	478,300	7,746
	ADEKA Corp.	316,855	7,734
	Aichi Financial Group Inc.	690,170	7,440
	SWCC Corp.	107,600	7,417
	Sanki Engineering Co. Ltd.	519,401	7,388
	Nisshinbo Holdings Inc.	549,300	7,380
	Rengo Co. Ltd.	783,100	7,320
	Senko Group Holdings Co. Ltd.	514,500	7,112
	Daiwabo Holdings Co. Ltd.	317,480	7,076
	Makino Milling Machine Co. Ltd.	80,680	7,009
	Tokai Carbon Co. Ltd.	730,800	6,970
	Nippon Gas Co. Ltd.	387,200	6,899
	Inaba Denki Sangyo Co. Ltd.	384,900	6,864
	Mirait One Corp.	306,271	6,765
	Keiyo Bank Ltd.	411,400	6,739
	Rigaku Holdings Corp.	527,100	6,671
	Denka Co. Ltd.	306,100	6,484
	Sinfonia Technology Co. Ltd.	79,600	6,476
	Awa Bank Ltd.	125,000	6,454
	Hazama Ando Corp.	566,479	6,454
	Bank of Nagoya Ltd.	158,336	6,390
	Shibaura Mechatronics Corp.	237,200	6,320
	Max Co. Ltd.	546,300	6,263
	Hanwa Co. Ltd.	586,815	6,233
	Kiyo Bank Ltd.	213,710	6,215
	Tokuyama Corp.	263,900	6,190
	Hyakujushi Bank Ltd.	351,100	6,186
	Daihen Corp.	73,751	6,171
	MEITEC Group Holdings Inc.	294,738	6,170
	Tsugami Corp.	167,500	6,147
	Japan Petroleum Exploration Co. Ltd.	551,600	6,138
	Kyoritsu Maintenance Co. Ltd.	281,900	6,126
	Ogaki Kyoritsu Bank Ltd.	135,474	6,029
	Yoshinoya Holdings Co. Ltd.	249,120	6,016
	Namura Shipbuilding Co. Ltd.	222,800	5,975
	OSG Corp.	260,100	5,934
	Mitsui-Soko Holdings Co. Ltd.	261,156	5,895
	Nanto Bank Ltd.	548,600	5,858
	ARE Holdings Inc.	303,100	5,832
	Lintec Corp.	150,800	5,781
	Japan Elevator Service Holdings Co. Ltd.	544,300	5,769
	Nojima Corp.	692,300	5,668
	Tsubakimoto Chain Co.	351,792	5,644
	Takeuchi Manufacturing Co. Ltd.	121,400	5,622
	Ushio Inc.	242,100	5,618
	OKUMA Corp.	183,200	5,595
	Saizeriya Co. Ltd.	112,621	5,588
	Musashino Bank Ltd.	346,900	5,535
	Dai-Dan Co. Ltd.	361,700	5,454
	Fuso Chemical Co. Ltd.	237,300	5,432
	C Uyemura & Co. Ltd.	39,100	5,426
	Nishi-Nippon Railroad Co. Ltd.	274,200	5,364
	Toho Holdings Co. Ltd.	212,718	5,364
	Oki Electric Industry Co. Ltd.	317,006	5,355
	H2O Retailing Corp.	296,900	5,312
	Sumitomo Warehouse Co. Ltd.	208,655	5,308
	Senshu Ikeda Holdings Inc.	903,000	5,294

		Shares	Market Value ($000)
	Pigeon Corp.	416,300	5,276
	Glory Ltd.	180,500	5,131
	Mizuno Corp.	219,968	5,073
	CCI Group Inc.	737,510	5,066
	Comforia Residential REIT Inc.	7,784	4,989
	Okasan Securities Group Inc.	719,100	4,972
	Wacoal Holdings Corp.	178,800	4,930
	NTN Corp.	2,029,800	4,907
[1]	Create Restaurants Holdings Inc.	999,880	4,888
	Tokai Tokyo Financial Holdings Inc.	967,600	4,832
	NSD Co. Ltd.	267,468	4,778
	Fujimi Inc.	203,341	4,760
	Takuma Co. Ltd.	223,300	4,711
	EDION Corp.	308,875	4,694
	H.U. Group Holdings Inc.	219,300	4,687
	Morinaga & Co. Ltd.	281,900	4,672
	Seria Co. Ltd.	192,593	4,666
[1]	Colowide Co. Ltd.	359,700	4,652
[1]	Hokkaido Electric Power Co. Inc.	725,400	4,627
	Aica Kogyo Co. Ltd.	200,100	4,614
	Kanadevia Corp.	626,310	4,607
	Ship Healthcare Holdings Inc.	287,572	4,607
	Toho Bank Ltd.	861,864	4,600
	Kumagai Gumi Co. Ltd.	512,820	4,567
	Tekscend Photomask Corp.	188,700	4,544
	Hulic REIT Inc.	4,587	4,534
	Taikisha Ltd.	172,476	4,520
	Nakanishi Inc.	236,700	4,498
	Nikkiso Co. Ltd.	192,761	4,457
	Inabata & Co. Ltd.	179,900	4,449
	Okumura Corp.	123,152	4,444
	Nippn Corp.	249,729	4,401
	Miyazaki Bank Ltd.	299,165	4,349
	Mori Trust REIT Inc.	9,068	4,339
	Tamron Co. Ltd.	482,800	4,337
	Nihon M&A Center Holdings Inc.	1,085,100	4,333
	Japan Securities Finance Co. Ltd.	289,641	4,313
	Oita Bank Ltd.	271,135	4,313
	Yamanashi Chuo Bank Ltd.	107,017	4,260
	Furuno Electric Co. Ltd.	94,500	4,255
	Toagosei Co. Ltd.	379,292	4,240
	Mizuho Leasing Co. Ltd.	492,905	4,214
	Pilot Corp.	370,900	4,213
	Kaga Electronics Co. Ltd.	145,000	4,211
	Katitas Co. Ltd.	198,100	4,197
	Monogatari Corp.	121,320	4,168
	NTT UD REIT Investment Corp.	4,840	4,167
	Umios Corp.	502,000	4,114
	Toei Co. Ltd.	107,945	4,104
	PILLAR Corp.	70,900	4,098
	Yodoko Ltd.	472,765	4,094
	Hokuriku Electric Power Co.	684,000	4,093
	Noritake Co. Ltd.	194,600	4,086
	Simplex Holdings Inc.	568,300	4,064
	Towa Corp.	249,695	4,050
	Tokai Rika Co. Ltd.	204,700	4,037
	Megmilk Snow Brand Co. Ltd.	171,000	4,031
	Tocalo Co. Ltd.	222,200	3,985
	Sumitomo Osaka Cement Co. Ltd.	117,500	3,972
	Nippon Soda Co. Ltd.	165,750	3,958
	San ju San Financial Group Inc.	333,908	3,949
	Duskin Co. Ltd.	141,060	3,939
	Exedy Corp.	104,500	3,938
	Osaka Soda Co. Ltd.	358,800	3,929
	TOMONY Holdings Inc.	634,300	3,928
	Daiseki Co. Ltd.	164,844	3,920
[1]	Nittetsu Mining Co. Ltd.	209,000	3,915
	Starts Corp. Inc.	131,615	3,903
	Seiren Co. Ltd.	196,800	3,893
	JVCKenwood Corp.	553,240	3,889

		Shares	Market Value ($000)
	Arcs Co. Ltd.	170,500	3,871
	Mitsubishi Estate Logistics REIT Investment Corp.	4,953	3,868
	First Bank of Toyama Ltd.	213,550	3,855
	Kanamoto Co. Ltd.	117,800	3,838
	Fukuda Denshi Co. Ltd.	53,998	3,834
	Okamura Corp.	262,347	3,830
	Nishimatsu Construction Co. Ltd.	115,462	3,826
	Sansan Inc.	299,400	3,805
	Nichicon Corp.	213,783	3,799
	Raito Kogyo Co. Ltd.	161,000	3,793
	Shikoku Kasei Holdings Corp.	221,100	3,784
	Nippon Light Metal Holdings Co. Ltd.	223,296	3,756
	Ain Holdings Inc.	101,700	3,754
	Japan Excellent Inc.	4,132	3,736
	Union Tool Co.	39,200	3,730
	DTS Corp.	511,368	3,719
	Nihon Parkerizing Co. Ltd.	358,361	3,710
	Tokyu REIT Inc.	3,048	3,629
	Nextage Co. Ltd.	173,500	3,615
	Yamaichi Electronics Co. Ltd.	69,189	3,592
	Okinawa Cellular Telephone Co.	148,074	3,591
	Japan Material Co. Ltd.	261,000	3,589
	Nippon Paper Industries Co. Ltd.	414,900	3,573
	Chugoku Marine Paints Ltd.	159,900	3,566
	Tadano Ltd.	428,000	3,557
	DCM Holdings Co. Ltd.	367,588	3,541
	SMS Co. Ltd.	253,600	3,521
[1]	Kasumigaseki Capital Co. Ltd.	75,800	3,516
	Kitz Corp.	258,748	3,513
	Sangetsu Corp.	181,220	3,511
	Muninova Holdings Inc.	1,254,700	3,498
	YAMABIKO Corp.	144,900	3,489
	Yonex Co. Ltd.	214,300	3,487
	Sanyo Denki Co. Ltd.	101,100	3,422
	Nisshin Oillio Group Ltd.	285,556	3,409
	Leopalace21 Corp.	801,100	3,389
	Chudenko Corp.	109,900	3,385
	Kurabo Industries Ltd.	54,700	3,373
	DeNA Co. Ltd.	216,500	3,364
	As One Corp.	219,712	3,311
	KYB Corp.	117,800	3,305
	Valor Holdings Co. Ltd.	161,600	3,298
	Sakata Seed Corp.	121,556	3,279
	PAL GROUP Holdings Co. Ltd.	347,400	3,278
	Toyo Ink SC Holdings Co. Ltd.	118,054	3,271
	Musashi Seimitsu Industry Co. Ltd.	165,330	3,267
	Okinawa Financial Group Inc.	70,744	3,221
	Joyful Honda Co. Ltd.	205,248	3,214
	Heiwa Real Estate REIT Inc.	3,807	3,208
	Daiichikosho Co. Ltd.	281,466	3,199
	NIPPON REIT Investment Corp.	6,077	3,196
	Hoshino Resorts REIT Inc.	2,085	3,190
[1]	Kureha Corp.	119,006	3,183
	Star Asia Investment Corp.	9,468	3,180
	Daiei Kankyo Co. Ltd.	134,000	3,135
	TOKAI Holdings Corp.	429,700	3,128
	Kato Sangyo Co. Ltd.	77,900	3,111
	Toyobo Co. Ltd.	329,700	3,101
	KOMEDA Holdings Co. Ltd.	170,800	3,101
	TKC Corp.	127,398	3,092
	Takara Standard Co. Ltd.	163,499	3,079
	Fukuoka REIT Corp.	2,742	3,078
	Itoki Corp.	165,900	3,039
	Mitsubishi Pencil Co. Ltd.	175,100	3,037
	Riken Keiki Co. Ltd.	140,400	3,034
	Chiba Kogyo Bank Ltd.	185,900	3,006
	Izumi Co. Ltd.	478,400	3,004
	Iino Kaiun Kaisha Ltd.	322,436	2,990
	Kanto Denka Kogyo Co. Ltd.	182,900	2,984
	Fukuyama Transporting Co. Ltd.	79,700	2,971

		Shares	Market Value ($000)
	Nippon Densetsu Kogyo Co. Ltd.	118,103	2,955
	San-A Co. Ltd.	144,288	2,954
	Monex Group Inc.	667,687	2,940
	Shikoku Bank Ltd.	141,740	2,931
	Hosiden Corp.	164,067	2,913
	Akita Bank Ltd.	64,500	2,910
	Open Up Group Inc.	230,592	2,910
	MEC Co. Ltd.	55,700	2,891
	Bank of Iwate Ltd.	216,096	2,890
	Kissei Pharmaceutical Co. Ltd.	113,200	2,890
	FCC Co. Ltd.	122,843	2,855
	TS Tech Co. Ltd.	248,600	2,852
	Nippon Seiki Co. Ltd.	187,232	2,835
	Nomura Micro Science Co. Ltd.	115,400	2,826
	Fukui Bank Ltd.	79,055	2,787
[1]	Shochiku Co. Ltd.	38,500	2,785
	Sakata INX Corp.	177,000	2,761
	Kaken Pharmaceutical Co. Ltd.	115,800	2,755
	Gunze Ltd.	109,214	2,748
	Topre Corp.	156,500	2,741
	Heiwa Corp.	203,900	2,731
	San-Ai Obbli Co. Ltd.	186,000	2,705
	DKS Co. Ltd.	35,000	2,705
	Fuji Seal International Inc.	140,700	2,651
	Fujibo Holdings Inc.	122,500	2,633
	Yellow Hat Ltd.	232,100	2,628
	FP Corp.	165,600	2,627
	Nitto Kogyo Corp.	97,288	2,624
	Matsui Securities Co. Ltd.	395,700	2,592
	JAFCO Group Co. Ltd.	184,700	2,592
	Toa Corp.	206,200	2,587
	Bank of the Ryukyus Ltd.	141,167	2,579
	Optex Group Co. Ltd.	120,300	2,574
*	PeptiDream Inc.	434,300	2,572
	S&B Foods Inc.	62,200	2,565
[1]	Sun Corp.	42,112	2,560
	Tokyo Keiki Inc.	60,439	2,559
	Ryoyo Ryosan Holdings Inc.	139,581	2,550
	Maruzen Showa Unyu Co. Ltd.	53,100	2,548
	JCU Corp.	70,000	2,546
	Global One Real Estate Investment Corp.	3,599	2,529
	Taihei Dengyo Kaisha Ltd.	168,100	2,522
	Procrea Holdings Inc.	101,361	2,522
	Takasago International Corp.	334,200	2,519
	Ohsho Food Service Corp.	132,622	2,517
	Japan Aviation Electronics Industry Ltd.	169,600	2,502
	Tsuburaya Fields Holdings Inc.	164,474	2,487
	Noritsu Koki Co. Ltd.	204,400	2,486
	Yamagata Bank Ltd.	107,304	2,485
	Ai Holdings Corp.	134,900	2,484
	Trusco Nakayama Corp.	164,400	2,479
	Furuya Metal Co. Ltd.	60,700	2,478
	World Co. Ltd.	245,600	2,470
*,1	Chiyoda Corp.	606,400	2,463
	Bunka Shutter Co. Ltd.	206,900	2,459
	Hamakyorex Co. Ltd.	213,400	2,448
	Nitta Corp.	61,500	2,447
	Mani Inc.	258,600	2,438
	KH Neochem Co. Ltd.	118,500	2,438
	Hioki EE Corp.	35,200	2,437
	Fuji Kyuko Co. Ltd.	141,400	2,435
	Systena Corp.	920,900	2,426
	Totech Corp.	100,600	2,425
	Valqua Ltd.	60,500	2,419
	Menicon Co. Ltd.	222,000	2,413
	Tosei Corp.	210,700	2,391
	Shinmaywa Industries Ltd.	193,768	2,374
	Wacom Co. Ltd.	489,736	2,362
*	Sanken Electric Co. Ltd.	46,200	2,362
	Jaccs Co. Ltd.	100,600	2,359

		Shares	Market Value ($000)
	Shibaura Machine Co. Ltd.	91,900	2,355
	Itochu Enex Co. Ltd.	172,400	2,338
	Npr Riken Corp.	92,400	2,338
	MOS Food Services Inc.	95,958	2,324
	Mitsuboshi Belting Ltd.	90,600	2,314
*	LIFENET INSURANCE CO.	221,600	2,313
	Eizo Corp.	127,712	2,306
	Happinet Corp.	110,800	2,294
	Aoyama Trading Co. Ltd.	488,000	2,294
[1]	Sakura Internet Inc.	119,600	2,293
	Tokyu Construction Co. Ltd.	313,800	2,279
	GungHo Online Entertainment Inc.	149,600	2,278
	Shibuya Corp.	83,400	2,273
	Life Corp.	139,900	2,266
	Mixi Inc.	124,200	2,260
	T Hasegawa Co. Ltd.	111,100	2,256
	Future Corp.	146,300	2,254
	Towa Pharmaceutical Co. Ltd.	90,082	2,253
	Central Glass Co. Ltd.	90,513	2,240
	Nohmi Bosai Ltd.	80,600	2,239
	Uchida Yoko Co. Ltd.	167,000	2,239
	Japan Wool Textile Co. Ltd.	186,589	2,225
	Daio Paper Corp.	356,400	2,218
	Idec Corp.	101,000	2,216
	Komeri Co. Ltd.	91,600	2,216
[1]	OSAKA Titanium Technologies Co. Ltd.	126,100	2,209
	Mitsui High-Tec Inc.	394,900	2,207
	Ricoh Leasing Co. Ltd.	52,506	2,207
	Ishihara Sangyo Kaisha Ltd.	119,900	2,206
	Hankyu Hanshin REIT Inc.	2,435	2,204
	Autobacs Seven Co. Ltd.	226,000	2,203
	Nomura Co. Ltd.	300,400	2,198
	Ariake Japan Co. Ltd.	65,300	2,197
	Tri Chemical Laboratories Inc.	109,776	2,197
	Ehime Bank Ltd.	127,100	2,196
	Financial Partners Group Co. Ltd.	203,200	2,182
	Yokogawa Bridge Holdings Corp.	117,800	2,180
	ARCLANDS Corp.	180,598	2,169
	Fujita Kanko Inc.	172,100	2,169
	Morita Holdings Corp.	136,866	2,154
	Nippon Thompson Co. Ltd.	197,400	2,154
	Heiwa Real Estate Co. Ltd.	145,084	2,137
	Hochiki Corp.	178,800	2,137
	Shoei Co. Ltd.	174,200	2,123
	Konoike Transport Co. Ltd.	113,500	2,123
	Furukawa Co. Ltd.	96,598	2,117
	Elecom Co. Ltd.	181,800	2,115
	Totetsu Kogyo Co. Ltd.	81,100	2,113
	Megachips Corp.	37,760	2,107
	Doutor Nichires Holdings Co. Ltd.	104,237	2,091
	Toyo Tanso Co. Ltd.	51,410	2,086
	Bank of Saga Ltd.	59,800	2,080
	TPR Co. Ltd.	223,758	2,078
	Central Automotive Products Ltd.	161,315	2,072
	Create SD Holdings Co. Ltd.	98,818	2,064
	Ichigo Office REIT Investment Corp.	3,407	2,058
	NS United Kaiun Kaisha Ltd.	40,900	2,052
	JBCC Holdings Inc.	202,200	2,051
	Tokyo Steel Manufacturing Co. Ltd.	184,500	2,047
	Aichi Steel Corp.	111,508	2,046
	Yokorei Co. Ltd.	153,000	2,036
	Tochigi Bank Ltd.	345,212	2,029
	Hokuetsu Corp.	349,921	2,003
	Noevir Holdings Co. Ltd.	64,100	2,001
	Royal Holdings Co. Ltd.	239,100	1,997
	Japan Pulp & Paper Co. Ltd.	286,400	1,996
	WingArc1st Inc.	99,300	1,993
	Heiwado Co. Ltd.	119,000	1,988
	Yurtec Corp.	133,500	1,988
	Transcosmos Inc.	83,596	1,988

		Shares	Market Value ($000)
	Yuasa Co. Ltd.	54,800	1,988
	Onward Holdings Co. Ltd.	415,156	1,984
	RS Technologies Co. Ltd.	51,400	1,983
	Nachi-Fujikoshi Corp.	58,351	1,973
	Marusan Securities Co. Ltd.	258,855	1,967
	Santec Holdings Corp.	18,900	1,967
	Yokowo Co. Ltd.	79,837	1,966
	Axial Retailing Inc.	246,820	1,963
	Argo Graphics Inc.	229,400	1,958
	Nihon Dengi Co. Ltd.	149,692	1,953
	& ST HD Co. Ltd.	92,000	1,952
	Funai Soken Holdings Inc.	281,900	1,952
	Kurimoto Ltd.	205,300	1,941
	Optorun Co. Ltd.	105,300	1,927
	Kyokuto Kaihatsu Kogyo Co. Ltd.	130,600	1,919
	Orient Corp.	338,500	1,912
	Galilei Holdings Co. Ltd.	88,100	1,900
	Hirata Corp.	108,333	1,896
	Toenec Corp.	148,700	1,894
	Toshiba TEC Corp.	96,100	1,886
	Maeda Kosen Co. Ltd.	153,100	1,886
	Yamazen Corp.	170,000	1,883
	A&D HOLON Holdings Co. Ltd.	101,137	1,880
	Japan Lifeline Co. Ltd.	190,000	1,871
	Riken Technos Corp.	136,000	1,871
	Koa Corp.	136,300	1,870
	Matsuda Sangyo Co. Ltd.	55,400	1,863
[1]	Seikoh Giken Co. Ltd.	16,300	1,858
	Komori Corp.	159,800	1,856
	Tsurumi Manufacturing Co. Ltd.	134,400	1,856
	Restar Corp.	72,500	1,853
	Joshin Corp.	74,826	1,846
	CRE Logistics REIT Inc.	2,079	1,839
	Belc Co. Ltd.	43,800	1,837
	Aisan Industry Co. Ltd.	122,200	1,823
	Ichigo Inc.	702,500	1,818
	Okamoto Industries Inc.	48,600	1,818
	TRE Holdings Corp.	144,100	1,813
	Asahi Kogyosha Co. Ltd.	76,600	1,810
	Showa Sangyo Co. Ltd.	81,400	1,809
	ASAHI YUKIZAI Corp.	47,811	1,807
	Nishio Holdings Co. Ltd.	66,700	1,789
	Shin-Etsu Polymer Co. Ltd.	135,000	1,786
	Nippon Signal Co. Ltd.	179,016	1,785
[1]	JINS Holdings Inc.	44,700	1,784
[1]	IDOM Inc.	221,500	1,781
	Techno Ryowa Ltd.	51,107	1,781
	Zacros Corp.	211,200	1,775
	Shin Nippon Air Technologies Co. Ltd.	88,100	1,769
	ESPEC Corp.	73,608	1,768
	Noritz Corp.	117,187	1,744
	Nichiha Corp.	90,600	1,743
	TechMatrix Corp.	135,000	1,740
	Zuken Inc.	57,300	1,738
	Keihanshin Building Co. Ltd.	242,000	1,733
	Wakita & Co. Ltd.	143,600	1,725
	Senshu Electric Co. Ltd.	45,482	1,724
	Sodick Co. Ltd.	166,778	1,723
	Arisawa Manufacturing Co. Ltd.	114,200	1,723
	Mirai Corp.	6,559	1,718
	Hibiya Engineering Ltd.	99,000	1,713
	JSB Co. Ltd.	30,600	1,713
	Saibu Gas Holdings Co. Ltd.	116,073	1,711
	Nishikawa Rubber Co. Ltd.	83,341	1,710
	Mitsuuroko Group Holdings Co. Ltd.	128,600	1,699
	Meisei Industrial Co. Ltd.	133,800	1,698
	Kamei Corp.	69,800	1,691
	Earth Corp.	56,643	1,681
	Hiday Hidaka Corp.	92,719	1,679
	MIRARTH Real Estate Investment Corp.	3,229	1,675

		Shares	Market Value ($000)
	BML Inc.	74,600	1,673
	Enplas Corp.	24,153	1,669
	Toyo Gosei Co. Ltd.	21,000	1,665
	Eagle Industry Co. Ltd.	88,900	1,656
	METAWATER Co. Ltd.	86,300	1,655
	Tokyotokeiba Co. Ltd.	52,400	1,651
	SOSiLA Logistics REIT Inc.	2,417	1,650
[1]	Kura Sushi Inc.	157,100	1,646
	Kohnan Shoji Co. Ltd.	62,500	1,645
	Tachi-S Co. Ltd.	116,600	1,643
	Nissei ASB Machine Co. Ltd.	29,200	1,641
	JAC Recruitment Co. Ltd.	276,600	1,638
[1]	Matsuya Co. Ltd.	136,400	1,634
	Mochida Pharmaceutical Co. Ltd.	83,500	1,629
	Eiken Chemical Co. Ltd.	120,600	1,621
	Takaoka Toko Co. Ltd.	37,800	1,618
[1]	Nishimatsuya Chain Co. Ltd.	129,000	1,615
	Takamatsu Construction Group Co. Ltd.	69,000	1,608
	Milbon Co. Ltd.	92,220	1,608
	Anicom Holdings Inc.	213,400	1,600
	Premium Group Co. Ltd.	124,500	1,597
	Arata Corp.	97,518	1,596
[1]	Sagami Holdings Corp.	122,496	1,594
	Konishi Co. Ltd.	180,700	1,593
	SBS Holdings Inc.	57,000	1,588
	Sekisui Jushi Corp.	85,300	1,571
	Hosokawa Micron Corp.	50,000	1,569
	Riken Vitamin Co. Ltd.	77,600	1,562
	Teikoku Sen-I Co. Ltd.	72,984	1,559
	Maxell Ltd.	120,500	1,549
	Token Corp.	18,486	1,549
	Sun Frontier Fudousan Co. Ltd.	98,700	1,548
	Tsukishima Holdings Co. Ltd.	90,800	1,547
[1]	Ise Chemicals Corp.	73,650	1,545
	Osaka Organic Chemical Industry Ltd.	55,300	1,544
	Daiichi Jitsugyo Co. Ltd.	76,800	1,524
	Seika Corp.	93,600	1,523
	G-Tekt Corp.	112,200	1,512
	United Super Markets Holdings Inc.	291,206	1,502
	Press Kogyo Co. Ltd.	279,500	1,501
[1]	Ichibanya Co. Ltd.	254,740	1,498
	Denyo Co. Ltd.	60,000	1,498
	Tokyo Electron Device Ltd.	60,400	1,496
	Nippon Chemi-Con Corp.	78,500	1,496
	Mitani Sekisan Co. Ltd.	125,300	1,494
	Sala Corp.	208,108	1,490
	Kisoji Co. Ltd.	96,160	1,484
	Ki-Star Real Estate Co. Ltd.	67,000	1,481
	Alconix Corp.	91,314	1,478
	Japan Transcity Corp.	174,792	1,473
	Nissan Shatai Co. Ltd.	242,514	1,465
	CTI Engineering Co. Ltd.	73,800	1,464
	eGuarantee Inc.	127,000	1,462
	Sinko Industries Ltd.	190,423	1,457
	Tamura Corp.	291,900	1,450
	Torishima Pump Manufacturing Co. Ltd.	84,400	1,450
	TV Asahi Holdings Corp.	73,800	1,447
	Vital KSK Holdings Inc.	137,600	1,442
	Digital Garage Inc.	94,500	1,434
	Raiznext Corp.	79,100	1,433
	Japan Investment Adviser Co. Ltd.	106,600	1,429
	Fuji Co. Ltd.	112,100	1,428
[1]	Shibusawa Logistics Corp.	125,436	1,428
*,1	PKSHA Technology Inc.	81,400	1,428
	Kawada Technologies Inc.	180,900	1,426
	Doshisha Co. Ltd.	76,200	1,423
	TOA ROAD Corp.	139,680	1,421
	Bando Chemical Industries Ltd.	93,900	1,417
	Appier Group Inc.	236,000	1,414
	Genky DrugStores Co. Ltd.	60,200	1,410

		Shares	Market Value ($000)
	Prestige International Inc.	316,900	1,409
	Nippon Yakin Kogyo Co. Ltd.	44,879	1,409
	Sakai Moving Service Co. Ltd.	75,500	1,408
	M&A Capital Partners Co. Ltd.	57,400	1,392
	Plus Alpha Consulting Co. Ltd.	96,434	1,389
	ZERIA Pharmaceutical Co. Ltd.	105,940	1,388
*	Nxera Pharma Co. Ltd.	253,400	1,388
	Sakai Chemical Industry Co. Ltd.	56,009	1,385
	Yahagi Construction Co. Ltd.	116,400	1,384
	Anest Iwata Corp.	122,600	1,378
	Futaba Industrial Co. Ltd.	212,000	1,369
	Shinnihon Corp.	103,700	1,367
	Tokushu Tokai Paper Co. Ltd.	104,600	1,365
	Ryobi Ltd.	85,987	1,364
	Oiles Corp.	76,508	1,362
	Asanuma Corp.	251,100	1,362
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	196,012	1,361
	UNISOL Holdings Corp.	75,700	1,359
	Dip Corp.	115,700	1,353
	TSI Holdings Co. Ltd.	175,600	1,353
	Starzen Co. Ltd.	160,200	1,351
	Tanseisha Co. Ltd.	154,600	1,346
	Yamae Group Holdings Co. Ltd.	76,600	1,346
	Pack Corp.	147,900	1,342
[1]	Asahi Diamond Industrial Co. Ltd.	196,422	1,341
[1]	Cybozu Inc.	78,200	1,339
[1]	Ringer Hut Co. Ltd.	91,000	1,339
	Unipres Corp.	160,780	1,337
	Nippon Ceramic Co. Ltd.	57,400	1,334
	Sato Corp.	87,300	1,334
	Katakura Industries Co. Ltd.	75,592	1,332
	Prima Meat Packers Ltd.	85,360	1,328
	United Arrows Ltd.	86,967	1,325
	Roland Corp.	50,300	1,322
	HIS Co. Ltd.	205,000	1,318
[1]	Fixstars Corp.	101,200	1,314
	Kameda Seika Co. Ltd.	163,800	1,309
	Yondenko Corp.	104,000	1,303
	Weathernews Inc.	102,800	1,301
[1]	West Holdings Corp.	82,700	1,299
	Sintokogio Ltd.	180,300	1,292
[1]	DyDo Group Holdings Inc.	68,288	1,290
	Shizuoka Gas Co. Ltd.	163,500	1,289
	AOKI Holdings Inc.	119,004	1,286
	Hokkaido Gas Co. Ltd.	265,400	1,277
	Sanyo Chemical Industries Ltd.	42,154	1,276
	Computer Engineering & Consulting Ltd.	90,670	1,269
	Daido Metal Co. Ltd.	149,800	1,266
	Nippon Kanzai Holdings Co. Ltd.	72,000	1,265
	Aucnet Inc.	151,700	1,264
	Teikoku Corp.	60,200	1,260
	Lifedrink Co. Inc.	138,140	1,255
	Koshidaka Holdings Co. Ltd.	189,908	1,249
	RYODEN Corp.	45,700	1,244
[1]	Pacific Metals Co. Ltd.	81,100	1,243
	Imperial Hotel Ltd.	196,600	1,242
	Tomoku Co. Ltd.	44,000	1,240
	Nichireki Group Co. Ltd.	89,600	1,237
	Okinawa Electric Power Co. Inc.	187,008	1,229
[1]	Gift Holdings Inc.	38,100	1,229
[1]	Japan Engine Corp.	21,200	1,228
	Hakuto Co. Ltd.	39,800	1,227
	Shinagawa Refra Co. Ltd.	95,200	1,224
	Airman Corp.	77,200	1,223
	Mitsui DM Sugar Co. Ltd.	56,700	1,220
	Broadleaf Co. Ltd.	439,200	1,214
	Okura Industrial Co. Ltd.	34,900	1,211
	Iwaki Co. Ltd.	37,600	1,204
[1]	BRONCO BILLY Co. Ltd.	71,000	1,199
[1]	Obara Group Inc.	33,440	1,198

		Shares	Market Value ($000)
	J Trust Co. Ltd.	234,900	1,196
	Sumitomo Seika Chemicals Co. Ltd.	156,500	1,195
	Belluna Co. Ltd.	177,600	1,194
*	Medley Inc.	92,700	1,190
	Nichiden Corp.	61,400	1,186
	Shofu Inc.	89,800	1,185
	UT Group Co. Ltd.	1,026,400	1,182
	Tachibana Eletech Co. Ltd.	54,834	1,179
	Vision Inc.	182,265	1,179
	One REIT Inc.	2,358	1,172
	Mitsuba Corp.	156,924	1,168
[1]	Nagawa Co. Ltd.	35,400	1,153
	Nissha Co. Ltd.	139,860	1,152
	KPP Group Holdings Co. Ltd.	165,915	1,150
	HI-LEX Corp.	80,700	1,148
*	Nippon Sheet Glass Co. Ltd.	382,400	1,146
	Topy Industries Ltd.	62,379	1,142
	Vector Inc.	102,500	1,139
	Siix Corp.	129,900	1,131
	Shoei Foods Corp.	40,800	1,130
	AZ-COM MARUWA Holdings Inc.	195,700	1,130
	Kyokuyo Co. Ltd.	39,600	1,127
	Geo Holdings Corp.	85,700	1,119
	Stella Chemifa Corp.	35,000	1,115
	V Technology Co. Ltd.	33,300	1,114
[1]	Nippon Parking Development Co. Ltd. Class C	722,500	1,114
	Tokai Corp.	72,500	1,110
[1]	ASKUL Corp.	139,389	1,102
	Chofu Seisakusho Co. Ltd.	83,600	1,100
	Mars Group Holdings Corp.	55,600	1,095
	Oyo Corp.	62,400	1,087
	Towa Bank Ltd.	131,650	1,083
	Mitsubishi Research Institute Inc.	35,900	1,083
	Kyokuto Securities Co. Ltd.	97,500	1,081
	S Foods Inc.	62,600	1,077
	Aida Engineering Ltd.	144,606	1,075
[1]	Matsuyafoods Holdings Co. Ltd.	34,100	1,074
	Zojirushi Corp.	118,900	1,074
	Pasona Group Inc.	110,300	1,070
	Iriso Electronics Co. Ltd.	62,700	1,068
	Chubu Shiryo Co. Ltd.	89,500	1,059
	Osaki Electric Co. Ltd.	114,100	1,056
	Bell System24 Holdings Inc.	122,800	1,052
	SRA Holdings	36,000	1,049
	Ichiyoshi Securities Co. Ltd.	108,000	1,047
*	Net Protections Holdings Inc.	381,400	1,046
	Insource Co. Ltd.	219,800	1,042
[1]	baudroie Inc.	57,800	1,041
	Goldcrest Co. Ltd.	50,780	1,030
	Nippon Beet Sugar Manufacturing Co. Ltd.	32,600	1,027
	Kyoei Steel Ltd.	84,412	1,022
	ASKA Pharmaceutical Holdings Co. Ltd.	76,200	1,022
	Cresco Ltd.	100,862	1,021
	K&O Energy Group Inc.	90,000	1,020
[1]	Fujio Food Group Inc.	143,287	1,020
	Strike Group Co. Ltd.	122,842	1,018
	Daiwa Ltd.	94,300	1,017
	m-up Holdings Inc.	204,300	1,017
	Transaction Co. Ltd.	135,200	1,016
*	RENOVA Inc.	174,600	1,014
	VT Holdings Co. Ltd.	328,100	1,012
	Marudai Food Co. Ltd.	70,118	1,009
	Murakami Corp.	24,219	1,009
	Kyorin Pharmaceutical Co. Ltd.	140,600	1,006
	Tekken Corp.	36,600	1,002
	Daiki Aluminium Industry Co. Ltd.	108,630	999
[1]	Oisix Inc.	98,218	997
	Starts Proceed Investment Corp.	857	993
[1]	Tama Home Co. Ltd.	51,900	990
	Fukuda Corp.	41,000	989

		Shares	Market Value ($000)
[1]	Toyo Corp.	80,417	981
	SRE Holdings Corp.	57,200	980
	Altech Corp.	189,600	980
	euglena Co. Ltd.	455,700	973
	Mirarth Holdings Inc.	377,600	970
	Tokyo Energy & Systems Inc.	78,200	969
	Neturen Co. Ltd.	112,000	966
	Curves Holdings Co. Ltd.	160,708	965
	ES-Con Japan Ltd.	143,500	964
	Hokuto Corp.	78,624	963
	Sankei Real Estate Inc.	1,432	960
	Cawachi Ltd.	46,000	959
*,1	Japan Display Inc.	3,145,700	951
	J-Oil Mills Inc.	72,300	947
	Kyosan Electric Manufacturing Co. Ltd.	175,000	945
	LITALICO Inc.	94,600	945
	Yondoshi Holdings Inc.	72,700	944
	Daikyonishikawa Corp.	145,800	936
	Avex Inc.	112,300	930
	Nihon Nohyaku Co. Ltd.	138,200	929
*,1	Kappa Create Co. Ltd.	90,888	929
[1]	Inui Global Logistics Co. Ltd.	78,208	925
[1]	KeePer Technical Laboratory Co. Ltd.	52,436	922
	Chori Co. Ltd.	37,700	920
	Nippon Denko Co. Ltd.	346,790	920
	Nippon Carbon Co. Ltd.	31,100	919
	Chubu Steel Plate Co. Ltd.	68,900	916
	GLOBERIDE Inc.	57,300	914
	Septeni Holdings Co. Ltd.	281,400	910
	Miyaji Engineering Group Inc.	91,700	910
	JCR Pharmaceuticals Co. Ltd.	303,500	908
	Halows Co. Ltd.	37,700	906
	Taki Chemical Co. Ltd.	29,200	906
	Aichi Corp.	99,900	905
	Sparx Group Co. Ltd.	63,720	897
[1]	Alpen Co. Ltd.	64,200	893
[1]	Piolax Inc.	81,800	892
[1]	Kojima Co. Ltd.	102,800	889
	NEC Capital Solutions Ltd.	34,200	888
	Genki Global Dining Concepts Corp.	40,000	886
	Riso Kagaku Corp.	134,559	881
	St. Marc Holdings Co. Ltd.	54,455	878
[1]	Kosaido Holdings Co. Ltd.	279,300	878
	Hoosiers Holdings Co. Ltd.	112,500	874
	Aizawa Securities Group Co. Ltd.	81,597	870
	Dai Nippon Toryo Co. Ltd.	99,100	866
	Eslead Corp.	26,600	866
	Fudo Tetra Corp.	51,720	864
	GMO Financial Holdings Inc.	126,900	864
	Oriental Shiraishi Corp.	371,894	852
	Tosei REIT Investment Corp.	1,009	846
[1]	Aeon Hokkaido Corp.	159,300	844
	Seikitokyu Kogyo Co. Ltd.	89,200	839
	Nagaileben Co. Ltd.	74,700	836
	Link & Motivation Inc.	210,600	834
	Koatsu Gas Kogyo Co. Ltd.	124,400	833
	Toyo Kanetsu KK	54,800	833
[1]	Giken Ltd.	70,300	832
	Iseki & Co. Ltd.	72,287	831
	Okabe Co. Ltd.	142,835	822
	Komehyo Holdings Co. Ltd.	25,900	812
	Arakawa Chemical Industries Ltd.	72,100	811
	Retail Partners Co. Ltd.	94,600	811
	Health Care & Medical Investment Corp.	1,219	805
	Ines Corp.	60,300	804
	Wellneo Sugar Co. Ltd.	46,325	803
	Fujicco Co. Ltd.	80,105	802
[1]	Chuo Spring Co. Ltd.	34,700	799
[1]	Sanyo Electric Railway Co. Ltd.	63,584	799
	Sumida Corp.	99,909	798

		Shares	Market Value ($000)
[1]	Key Coffee Inc.	63,393	796
	Toa Corp. (XTKS)	77,900	791
	ESCON Japan REIT Investment Corp.	1,119	786
	Nihon Tokushu Toryo Co. Ltd.	50,800	785
	PS Construction Co. Ltd.	55,468	785
	Maxvalu Tokai Co. Ltd.	38,000	781
	Aiphone Co. Ltd.	44,200	780
	Godo Steel Ltd.	43,800	777
	Kyodo Printing Co. Ltd.	75,800	776
*,1	Osaka Steel Co. Ltd.	49,500	772
[1]	Qol Holdings Co. Ltd.	58,799	771
	CMK Corp.	198,000	768
[1]	JM Holdings Co. Ltd.	89,000	764
	Samty Residential Investment Corp.	1,332	764
	Shinsho Corp.	47,500	763
	Business Engineering Corp.	99,700	763
	FIDEA Holdings Co. Ltd.	56,620	761
	JSP Corp.	47,800	755
	Fukui Computer Holdings Inc.	37,500	753
	Hisaka Works Ltd.	75,500	751
	Rheon Automatic Machinery Co. Ltd.	79,015	748
	JDC Corp.	230,800	741
	Warabeya Nichiyo Holdings Co. Ltd.	42,400	739
	JP-Holdings Inc.	185,600	738
[1]	Buffalo Inc.	42,800	735
	Shinwa Co. Ltd.	37,000	734
	Miroku Jyoho Service Co. Ltd.	64,200	734
	Feed One Co. Ltd.	90,820	730
	Nippon Rietec Co. Ltd.	48,400	730
	TOC Co. Ltd.	125,846	725
	en Japan Inc.	89,900	723
	Onoken Co. Ltd.	80,300	722
	Nittoku Co. Ltd.	44,400	722
	Nakayama Steel Works Ltd.	175,200	719
[1]	Rock Field Co. Ltd.	82,868	712
	Kanaden Corp.	46,100	705
	Sinanen Holdings Co. Ltd.	17,000	705
	PHC Holdings Corp.	102,100	705
	Cosel Co. Ltd.	90,500	699
	Daito Pharmaceutical Co. Ltd.	89,260	699
	Xebio Holdings Co. Ltd.	101,408	698
	Mie Kotsu Group Holdings Inc.	200,599	695
	Gakken Holdings Co. Ltd.	108,900	694
	Shindengen Electric Manufacturing Co. Ltd.	33,200	694
	Zenrin Co. Ltd.	121,450	690
	Avant Group Corp.	86,900	690
[1]	Kanro Inc.	99,700	690
[1]	eRex Co. Ltd.	130,400	688
[1]	Tess Holdings Co. Ltd.	165,000	688
	Intage Holdings Inc.	57,200	686
	Akatsuki Inc.	35,800	684
	Shin Nippon Biomedical Laboratories Ltd.	85,600	683
	Change Holdings Inc.	113,000	679
	Sanshin Electronics Co. Ltd.	37,300	677
	SIGMAXYZ Holdings Inc.	180,300	677
	Hokkan Holdings Ltd.	44,100	659
	France Bed Holdings Co. Ltd.	82,600	659
	Softcreate Holdings Corp.	50,078	653
	Tayca Corp.	47,000	649
	G-7 Holdings Inc.	69,600	635
	Nippon Fine Chemical Co. Ltd.	39,300	633
	Software Service Inc.	9,100	626
	Midac Holdings Co. Ltd.	45,610	625
	TDC Soft Inc.	93,199	620
	Chiyoda Co. Ltd.	98,800	618
	Daikokutenbussan Co. Ltd.	21,600	612
[1]	Mirai Industry Co. Ltd.	28,428	604
	Seikagaku Corp.	128,341	599
	Base Co. Ltd.	29,800	599
	FULLCAST Holdings Co. Ltd.	55,246	598

		Shares	Market Value ($000)
	Hodogaya Chemical Co. Ltd.	46,700	595
	Maezawa Kyuso Industries Co. Ltd.	60,200	592
[1]	Ministop Co. Ltd.	50,200	590
	Shinko Shoji Co. Ltd.	59,900	585
	Comture Corp.	65,100	585
	Nichiban Co. Ltd.	47,600	581
	Futaba Corp.	151,532	577
	Kanagawa Chuo Kotsu Co. Ltd.	23,700	575
	I'll Inc.	40,500	575
	Istyle Inc.	207,300	574
	CAC Holdings Corp.	49,200	570
[1]	Fujiya Co. Ltd.	37,000	568
[1]	Tohokushinsha Film Corp.	181,300	565
	Icom Inc.	27,300	560
[1]	EM Systems Co. Ltd.	160,500	559
	Ichikoh Industries Ltd.	167,466	553
	Fuji Pharma Co. Ltd.	46,800	544
	Central Security Patrols Co. Ltd.	31,095	543
	Moriroku Co. Ltd.	34,000	534
	grems Inc.	33,100	533
	Yukiguni Factory Co. Ltd.	72,600	532
	Sankyo Seiko Co. Ltd.	104,997	528
	Asahi Co. Ltd.	61,700	526
	Gecoss Corp.	47,700	520
	KNT-CT Holdings Co. Ltd.	42,800	513
[1]	Okuwa Co. Ltd.	101,000	512
	COLOPL Inc.	205,200	504
	Nafco Co. Ltd.	35,700	501
	Kenko Mayonnaise Co. Ltd.	39,000	499
	Airport Facilities Co. Ltd.	84,600	497
	WATAMI Co. Ltd.	83,700	495
[1]	Quants Research Institute Holdings Inc.	84,600	493
	LEC Inc.	80,248	486
[1]	Shima Seiki Manufacturing Ltd.	83,800	483
	ST Corp.	50,400	478
[1]	PIA Corp.	26,800	477
[1]	Sanoh Industrial Co. Ltd.	95,000	474
	Yorozu Corp.	84,476	472
*	Giftee Group Inc.	71,800	472
	Honeys Holdings Co. Ltd.	52,190	469
	CTS Co. Ltd.	88,042	465
	Tv Tokyo Holdings Corp.	21,400	462
	Nippon Sharyo Ltd.	21,900	461
	YAKUODO Holdings Co. Ltd.	42,600	461
	Komatsu Matere Co. Ltd.	103,000	458
[1]	Aeon Fantasy Co. Ltd.	26,400	457
	Alpha Systems Inc.	22,100	455
	World Holdings Co. Ltd.	27,400	454
	Cleanup Corp.	77,800	452
[1]	Studio Alice Co. Ltd.	36,200	450
	TerraSky Co. Ltd.	34,800	450
	GREE Holdings Inc.	173,000	436
[1]	FP Partner Inc.	31,400	432
	Kintetsu Department Store Co. Ltd.	36,800	427
	Amuse Inc.	34,700	424
	Shimojima Co. Ltd.	49,100	424
	Pronexus Inc.	56,635	421
	Daiho Corp.	81,700	406
[1]	Amvis Holdings Inc.	166,900	399
[1]	Sumiseki Holdings Inc.	109,800	398
	WDB Holdings Co. Ltd.	34,712	395
*	Universal Entertainment Corp.	93,300	390
	Nitto Kohki Co. Ltd.	36,000	385
[1]	YA-MAN Ltd.	79,300	383
[1]	Inaba Seisakusho Co. Ltd.	35,300	377
[1]	Gamecard Holdings Inc	22,800	377
	Kanamic Network Co. Ltd.	117,500	366
	Nihon Trim Co. Ltd.	12,100	361
[1]	Yamashin-Filter Corp.	105,700	355
	Central Sports Co. Ltd.	22,675	346

		Shares	Market Value ($000)
	Oro Co. Ltd.	24,967	346
	ZIGExN Co. Ltd.	129,700	342
	Management Solutions Co. Ltd.	38,000	341
	LIFULL Co. Ltd.	263,200	334
	GMO GlobalSign Holdings KK	22,978	328
	Corona Corp.	51,200	319
	Rokko Butter Co. Ltd.	47,600	317
	Chiyoda Integre Co. Ltd.	15,400	314
	Marvelous Inc.	107,000	313
	Elan Corp.	59,900	288
[1]	Daisyo Corp.	38,800	273
	Yushin Co.	63,000	263
*,1	Nippon Coke & Engineering Co. Ltd.	442,600	261
*,1	Atom Corp.	104,257	249
	Advan Group Co. Ltd.	42,600	249
[1]	Daikoku Denki Co. Ltd.	14,700	227
	Shimadaya Corp.	20,600	214
	Tsutsumi Jewelry Co. Ltd.	13,100	209
	Artnature Inc.	35,500	197
	FAN Communications Inc.	77,200	195
	Kumiai Chemical Industry Co. Ltd.	40,150	184
[1]	Remixpoint Inc.	145,302	178
	Tosho Co. Ltd.	36,600	175
	SBI ARUHI Corp.	33,926	173
	Nisso Holdings Co. Ltd.	34,500	135
	Riso Kyoiku Group Corp.	78,600	103
*	Optim Corp.	19,238	49
	CHIMNEY Co. Ltd.	1,200	9
			2,014,874
Kuwait (0.4%)
	GFH Bank BSC	11,696,237	6,372
	Al Ahli Bank of Kuwait KSCP	6,340,123	5,506
	National Industries Group Holding SAK	7,270,246	5,356
*	Kuwait Real Estate Co. KSC	3,577,156	3,833
	Boursa Kuwait Securities Co. KPSC	399,433	3,623
	Commercial Real Estate Co. KSC	5,543,439	3,469
	Kuwait International Bank KSCP	4,134,541	3,410
	Boubyan Petrochemicals Co. KSCP	1,541,111	3,072
	Kuwait Telecommunications Co.	1,476,635	3,000
	Agility Public Warehousing Co. KSCC	5,893,826	2,794
	Humansoft Holding Co. KSC	335,541	2,596
	Gulf Cables & Electrical Industries Group Co. KSCP	411,311	2,226
	Kuwait Projects Co. Holding KSCP	8,584,841	2,218
*	National Real Estate Co. KPSC	5,131,584	2,170
	Salhia Real Estate Co. KSCP	1,722,016	2,123
	Jazeera Airways Co. KSCP	145,149	777
			52,545
Malaysia (1.1%)
	United Plantations Bhd.	978,350	8,084
	TIME dotCom Bhd.	5,319,400	7,811
	Frontken Corp. Bhd.	5,629,850	7,164
	KPJ Healthcare Bhd.	9,320,400	7,073
	Westports Holdings Bhd.	3,872,000	6,747
	Inari Amertron Bhd.	11,670,900	6,321
	ViTrox Corp. Bhd.	2,506,400	5,313
	IOI Properties Group Bhd.	5,695,800	5,282
	Bursa Malaysia Bhd.	2,370,654	4,986
	Sime Darby Property Bhd.	13,847,058	4,563
	Kelington Group Bhd.	2,147,838	4,357
	IGB REIT	6,336,400	4,262
	Sunway REIT	7,014,000	3,808
	My EG Services Bhd.	20,925,900	3,807
	Sunway Construction Group Bhd.	1,887,000	3,654
	Malaysian Pacific Industries Bhd.	293,500	3,288
	Yinson Holdings Bhd.	6,869,340	3,276
	Malayan Cement Bhd.	1,999,800	3,174
	Axis REIT	6,511,300	3,063
	Pavilion REIT	6,491,900	2,826
*	Pentamaster Corp. Bhd.	2,023,450	2,613

		Shares	Market Value ($000)
	SP Setia Bhd. Group	11,066,700	2,517
	Heineken Malaysia Bhd.	511,449	2,395
	Farm Fresh Bhd.	4,219,460	2,311
	Eco World Development Group Bhd. (XKLS)	4,486,200	2,263
	Gas Malaysia Bhd.	1,762,200	2,256
	ITMAX SYSTEM Bhd.	1,869,700	2,170
*	UWC Bhd.	1,393,500	2,159
	Carlsberg Brewery Malaysia Bhd. Class B	524,205	2,042
*	Greatech Technology Bhd.	3,509,800	2,035
	Scientex Bhd.	2,131,000	1,931
	Malakoff Corp. Bhd.	9,718,600	1,912
	Mah Sing Group Bhd.	6,493,297	1,651
	Hartalega Holdings Bhd.	6,503,000	1,623
	Mega First Corp. Bhd.	2,077,300	1,520
	Nationgate Holdings Bhd.	4,783,564	1,385
	MBSB Bhd.	8,732,100	1,357
	Bank Islam Malaysia Bhd.	2,510,050	1,307
	Kossan Rubber Industries Bhd.	4,650,500	1,194
	Bumi Armada Bhd.	13,154,700	1,148
	CTOS Digital Bhd.	6,645,800	1,147
*	Dagang NeXchange Bhd.	9,828,300	1,086
	Hibiscus Petroleum Bhd.	2,255,680	1,075
	Velesto Energy Bhd.	16,707,480	1,020
	BerMaz Auto Bhd.	3,710,040	884
	UEM Sunrise Bhd.	6,080,300	877
	Sports Toto Bhd.	2,365,286	782
	Syarikat Takaful Malaysia Keluarga Bhd.	993,200	778
	Malaysian Resources Corp. Bhd.	10,158,638	771
	DRB-Hicom Bhd.	3,162,427	757
	VS Industry Bhd.	12,488,800	702
*	Berjaya Corp. Bhd. (XKLS)	10,665,528	654
	Padini Holdings Bhd.	1,721,000	614
	Cahya Mata Sarawak Bhd.	2,123,400	546
*	WCT Holdings Bhd.	5,380,851	519
	British American Tobacco Malaysia Bhd.	425,600	498
*	Supermax Corp. Bhd.	7,613,980	494
*	D&O Green Technologies Bhd.	763,800	60
			149,912
Mexico (0.3%)
	Fibra MTY SAPI de CV	18,712,808	16,185
*	Grupo Televisa SAB Series C	9,029,850	5,114
	Bolsa Mexicana de Valores SAB de CV	2,168,766	4,820
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,799,098	2,974
	Genomma Lab Internacional SAB de CV Class B	2,780,380	2,357
	La Comer SAB de CV	901,059	1,776
*,2	Nemak SAB de CV	10,476,103	1,760
*,2	Grupo Traxion SAB de CV	1,736,261	1,183
[2]	FIBRA Macquarie Mexico	32,800	85
			36,254
Netherlands (1.3%)
	SBM Offshore NV	484,985	18,112
	Aalberts NV	360,901	17,874
	Allfunds Group plc	1,332,922	13,608
	Koninklijke BAM Groep NV	975,252	13,079
	Koninklijke Vopak NV	206,606	11,696
	Arcadis NV	241,831	11,381
	Koninklijke Heijmans NV	90,634	9,805
	Van Lanschot Kempen NV	123,695	9,296
	APERAM SA	163,538	8,638
*,2	Basic-Fit NV	199,127	7,967
[2]	Signify NV	440,556	7,530
	TKH Group NV	135,156	6,664
*	Lakefront Biotherapeutics NV	197,825	5,427
	Eurocommercial Properties NV	162,800	5,266
[1]	Theon International plc	126,059	4,834
	Corbion NV	219,180	4,790
	Havas NV	218,890	4,687
	Fugro NV	419,560	4,101
*	Flow Traders Ltd.	126,987	3,875

		Shares	Market Value ($000)
	Wereldhave NV	140,123	3,097
*	OCI NV	357,624	1,669
	PostNL NV	1,271,416	1,319
[1]	Sligro Food Group NV	88,262	1,074
*	TomTom NV	223,389	997
			176,786
New Zealand (0.3%)
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	4,551,696	5,381
	Freightways Group Ltd.	642,014	5,232
	Precinct Properties Group	6,643,706	4,115
	Summerset Group Holdings Ltd.	820,546	4,024
	Genesis Energy Ltd.	2,496,288	3,758
	Channel Infrastructure NZ Ltd.	1,465,983	2,947
	Kiwi Property Group Ltd.	5,290,137	2,899
	Vector Ltd.	892,282	2,600
	Vital Healthcare Property Trust	2,150,598	2,390
	Heartland Group Holdings Ltd.	2,829,666	2,067
	Scales Corp. Ltd.	470,744	1,801
	Argosy Property Ltd.	2,861,046	1,753
*	SKYCITY Entertainment Group Ltd.	4,025,617	1,468
	Air New Zealand Ltd.	5,759,618	1,404
	Stride Property Group	1,762,436	1,196
*	Oceania Healthcare Ltd.	2,510,391	1,115
	SKY Network Television Ltd.	406,269	778
			44,928
Norway (2.2%)
	Storebrand ASA	1,542,892	32,841
	Subsea 7 SA	857,371	28,970
	Frontline plc	547,293	21,825
	SpareBank 1 Sor-Norge ASA	769,748	17,244
	Protector Forsikring ASA	218,349	11,362
*	Nordic Semiconductor ASA	645,758	10,911
	TGS ASA	750,512	10,171
	TOMRA Systems ASA	893,402	9,930
	SpareBank 1 SMN	472,423	9,800
	Sparebanken Norge	436,300	9,070
	Bakkafrost P/F	187,723	8,964
[2]	BW LPG Ltd.	347,300	7,962
	Veidekke ASA	399,555	7,950
	Hoegh Autoliners ASA	397,375	7,069
	Hafnia Ltd.	917,894	7,041
	DOF Group ASA	483,408	6,338
	Wallenius Wilhelmsen ASA	390,947	6,102
	Borregaard ASA	356,390	5,940
	DNO ASA	3,182,622	5,660
[2]	Europris ASA	599,387	5,400
	Atea ASA	295,777	5,367
*,2	AutoStore Holdings Ltd.	4,111,982	5,248
*,2	Scatec ASA	521,604	5,044
	BLUENORD ASA	87,997	4,798
	Leroy Seafood Group ASA	1,080,055	4,740
*	Cadeler A/S	808,099	4,605
	Aker Solutions ASA	955,446	4,253
	Odfjell Drilling Ltd.	440,220	4,240
	MPC Container Ships ASA	1,372,869	3,529
	Sparebank 1 Oestlandet	170,847	3,511
*,2	Elkem ASA	1,002,313	3,291
	Wilh Wilhelmsen Holding ASA Class A	36,858	2,996
	Austevoll Seafood ASA	325,161	2,920
	Kitron ASA	304,529	2,786
	Stolt-Nielsen Ltd.	82,713	2,777
	Norwegian Air Shuttle ASA	1,936,133	2,672
	Wilh Wilhelmsen Holding ASA Class B	26,711	2,016
	Bonheur ASA	72,406	1,720
[2]	Entra ASA	149,487	1,670
	BW Offshore Ltd.	297,613	1,467
*	BW Energy Ltd.	223,436	1,227
	Grieg Seafood ASA	126,061	402
			301,829

		Shares	Market Value ($000)
Philippines (0.1%)
	AREIT Inc.	5,523,200	3,428
	RL Commercial REIT Inc.	27,989,400	3,338
	Maynilad Water Services Inc.	9,191,300	2,825
	Century Pacific Food Inc.	4,748,500	2,429
	Manila Water Co. Inc.	3,779,600	2,191
	Robinson's Land Corp.	5,965,397	1,665
	Security Bank Corp.	1,410,050	1,554
	DigiPlus Interactive Corp.	7,168,120	1,143
	Wilcon Depot Inc.	5,026,300	472
*	Bloomberry Resorts Corp.	12,392,000	430
	D&L Industries Inc.	7,018,100	395
*	Cebu Air Inc.	680,680	319
	Synergy Grid & Development Phils Inc.	175,800	82
			20,271
Poland (1.4%)
*	CD Projekt SA	266,316	17,814
	Zabka Group SA	1,985,948	16,926
*	Benefit Systems SA	11,561	16,756
*	Bank Millennium SA	2,279,592	12,598
	Grupa Kety SA	37,516	12,570
	Alior Bank SA	332,740	12,278
[2]	XTB SA	289,452	11,541
	Asseco Poland SA	208,861	11,186
	Orange Polska SA	2,477,664	10,117
	Tauron Polska Energia SA	3,989,902	9,636
	Budimex SA	48,125	9,334
[1]	Pepco Group NV	739,225	9,106
*	PGE Polska Grupa Energetyczna SA	3,313,738	8,956
	KRUK SA	68,887	7,859
	Enea SA	972,151	5,114
*,1	Modivo SA	204,944	5,094
	Bank Handlowy w Warszawie SA	122,084	3,982
*,1	Cyfrowy Polsat SA	645,021	2,946
	Warsaw Stock Exchange	103,745	2,781
*,1	Jastrzebska Spolka Weglowa SA	230,316	1,545
*	Grupa Azoty SA	197,756	1,041
			189,180
Portugal (0.2%)
	Sonae SGPS SA	2,948,169	6,925
	REN - Redes Energeticas Nacionais SGPS SA	1,377,740	5,485
	NOS SGPS SA	705,464	3,926
[1]	Navigator Co. SA	788,896	2,965
	CTT-Correios de Portugal SA	299,924	2,133
[1]	Mota-Engil SGPS SA	331,067	1,769
	Semapa-Sociedade de Investimento e Gestao	50,438	1,171
	Corticeira Amorim SGPS SA	143,002	1,092
[1]	Altri SGPS SA	198,479	1,085
			26,551
Qatar (0.1%)
	Doha Bank QPSC	11,021,929	8,764
	Gulf International Services QSC	4,055,416	2,026
	United Development Co. QSC	6,534,700	1,432
	Al Meera Consumer Goods Co. QSC	366,081	1,351
			13,573
Romania (0.0%)
	TTS Transport Trade Services SA	493,865	714
	Teraplast SA	5,326,197	515
			1,229
Saudi Arabia (0.6%)
*	Rasan Information Technology Co.	143,303	4,973
	Al Moammar Information Systems Co.	54,153	3,489
	Saudi Chemical Co. Holding	1,597,849	3,448
	Al Masane Al Kobra Mining Co.	169,310	3,308
	National Co. for Learning & Education	85,481	2,884
	East Pipes Integrated Co. for Industry	58,506	2,867
	National Medical Care Co.	84,180	2,540
	Retal Urban Development Co.	900,413	2,447

		Shares	Market Value ($000)
	Yamama Cement Co.	400,065	2,412
	National Gas & Industrialization Co.	137,460	2,339
	Qassim Cement Co.	199,074	2,290
	Leejam Sports Co. JSC	106,595	2,267
*	Saudi Real Estate Co.	522,882	2,220
*	National Agriculture Development Co.	589,401	2,208
	Abdullah Al Othaim Markets Co.	1,593,844	2,185
	Al Rajhi REIT	993,366	2,139
	Saudi Cement Co.	277,339	2,102
*	Saudi Reinsurance Co.	326,657	2,084
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	248,906	2,079
	Al Hammadi Holding	298,476	2,063
	Arriyadh Development Co.	443,419	1,914
	Almoosa Health Co.	58,153	1,795
	AlKhorayef Water & Power Technologies Co.	65,761	1,754
	United International Transportation Co.	224,585	1,661
*	Emaar Economic City	655,308	1,649
	Etihad GO Telecom Co.	69,318	1,538
*	Jahez International Co.	481,892	1,450
	Southern Province Cement Co.	278,613	1,380
	Middle East Healthcare Co.	164,987	1,314
	Saudi Ceramic Co.	188,361	1,207
	BinDawood Holding Co.	929,845	1,148
	Arabian Cement Co.	193,098	1,139
	Eastern Province Cement Co.	166,737	1,131
	Al-Dawaa Medical Services Co.	99,144	1,075
*	Bawan Co.	114,260	1,038
*	Perfect Presentation For Commercial Services Co.	602,204	966
*	Advanced Building Industries Co.	121,363	868
			75,371
Singapore (0.8%)
	Frasers Centrepoint Trust	4,892,507	8,655
	Sheng Siong Group Ltd.	2,638,700	6,868
	Keppel Infrastructure Trust	15,607,668	6,628
[1]	Haw Par Corp. Ltd.	522,100	6,551
	AEM Holdings Ltd.	977,300	6,287
	Parkway Life REIT	1,644,681	5,412
	Golden Agri-Resources Ltd.	24,343,650	5,409
	UMS Integration Ltd.	2,657,700	4,719
	Lendlease Global Commercial REIT	10,130,755	4,658
	ESR-REIT	2,166,208	4,426
[1]	iFAST Corp. Ltd.	599,400	4,248
	First Resources Ltd.	1,576,429	4,166
	Capitaland India Trust	4,249,610	3,511
	AIMS APAC REIT	2,543,958	3,175
	UOB-Kay Hian Holdings Ltd.	974,300	3,118
	Centurion Accommodation REIT	3,328,700	2,930
*	NTT DC REIT	2,986,400	2,746
	Stoneweg Europe Stapled Trust	1,343,940	2,465
	OUE REIT	8,599,609	2,379
	Starhill Global REIT	5,174,808	2,240
	CapitaLand China Trust	4,132,099	2,127
	CDL Hospitality Trusts	3,098,842	1,921
	Raffles Medical Group Ltd.	2,704,684	1,857
*	Digital Core REIT Management Pte. Ltd.	3,360,600	1,647
[1]	Singapore Post Ltd.	6,113,400	1,621
	Far East Hospitality Trust	3,537,900	1,586
[1]	Riverstone Holdings Ltd.	2,087,100	1,367
	Bumitama Agri Ltd.	995,900	1,272
	Nanofilm Technologies International Ltd.	1,294,700	1,071
	First REIT	4,852,072	870
	Prime US REIT	3,902,032	611
	KORE US REIT	3,398,000	608
	COSCO Shipping International Singapore Co. Ltd.	4,897,800	454
*	Manulife US REIT	6,261,488	313
			107,916
South Africa (0.9%)
	Redefine Properties Ltd.	25,630,940	10,141
	Fortress Real Estate Investments Ltd. Class B	4,517,112	6,934

		Shares	Market Value ($000)
	AVI Ltd.	1,259,612	6,870
	Vukile Property Fund Ltd.	4,406,798	6,743
	Resilient REIT Ltd.	1,080,331	5,447
	Hyprop Investments Ltd.	1,459,959	5,388
	Netcare Ltd.	4,460,680	5,110
	Truworths International Ltd.	1,367,072	4,403
	Life Healthcare Group Holdings Ltd.	5,693,852	3,901
	DataTec Ltd.	745,519	3,826
	Telkom SA SOC Ltd.	1,129,148	3,729
	Omnia Holdings Ltd.	578,547	3,685
[1,2]	Dis-chem Pharmacies Ltd.	1,979,076	3,598
	Motus Holdings Ltd.	550,827	3,508
	Grindrod Ltd.	2,096,882	3,391
	AECI Ltd.	403,629	3,051
	Thungela Resources Ltd.	480,816	2,954
	Equites Property Fund Ltd.	2,726,655	2,944
	Coronation Fund Managers Ltd.	1,099,063	2,824
	Attacq Ltd.	2,614,089	2,782
	JSE Ltd.	299,338	2,729
*,1	Pick n Pay Stores Ltd.	2,293,261	2,642
[1]	Boxer Retail Ltd.	555,070	2,618
	Reunert Ltd.	694,079	2,459
[1]	We Buy Cars Holdings Ltd.	1,175,126	2,351
*,1	SPAR Group Ltd.	778,883	2,307
	Ninety One Ltd.	828,219	2,276
	Astral Foods Ltd.	148,009	1,904
*	MAS plc	1,457,110	1,899
*	KAP Ltd.	9,659,768	1,569
*	Super Group Ltd.	1,300,135	1,496
	Burstone Group Ltd.	2,337,690	1,388
	Sun International Ltd.	400,909	1,289
	Wilson Bayly Holmes-Ovcon Ltd.	133,109	1,272
	Afrimat Ltd.	426,207	711
	PPC Ltd.	586,173	265
			120,404
South Korea (4.1%)
[1]	KIWOOM Securities Co. Ltd.	55,216	11,025
[1]	JB Financial Group Co. Ltd.	554,330	10,110
[1]	HD Construction Equipment Co. Ltd.	116,266	9,919
[1]	LEENO Industrial Inc.	217,407	9,555
[1]	Daeduck Electronics Co. Ltd.	128,839	8,439
[1]	Jusung Engineering Co. Ltd.	101,012	8,336
[1]	WONIK IPS Co. Ltd.	109,963	7,216
*,1	Peptron Inc.	80,893	7,172
*,1	Taihan Cable & Solution Co. Ltd.	417,136	6,637
[1]	OCI Holdings Co. Ltd.	50,238	6,624
[1]	Eo Technics Co. Ltd.	32,631	6,617
[1]	PSK Inc.	75,041	6,609
[1]	DB HiTek Co. Ltd.	114,787	6,518
*,1	Daewoo Engineering & Construction Co. Ltd.	750,254	6,438
[1]	PharmaResearch Co. Ltd.	27,401	6,437
[1]	Shinsegae Inc.	22,236	6,434
*,1	LigaChem Biosciences Inc.	101,251	6,108
[1]	Sanil Electric Co. Ltd.	62,410	6,060
[1]	HPSP Co. Ltd.	247,635	5,835
*	Hanwha Engine	213,961	5,742
	Sam Chun Dang Pharm Co. Ltd.	54,854	5,657
*,1	Fadu Inc.	129,426	5,579
*,1	Doosan Robotics Inc.	125,738	5,376
[1]	SIMMTECH Co. Ltd.	96,317	5,368
	Youngone Corp.	82,271	5,111
*,1	Jeju Semiconductor Corp.	113,897	4,936
	Hyundai Elevator Co. Ltd.	103,280	4,833
[1]	Hansol Chemical Co. Ltd.	33,815	4,808
	Korean Reinsurance Co.	498,663	4,791
*,1	Robotis Co. Ltd.	38,075	4,770
[1]	KEPCO Engineering & Construction Co. Inc.	74,176	4,536
[1]	DL E&C Co. Ltd.	113,428	4,536
[1]	D'Alba Global Co. Ltd.	29,212	4,461

		Shares	Market Value ($000)
*,1	OliX Pharmaceuticals Inc.	64,252	4,215
[1]	Eugene Technology Co. Ltd.	55,053	4,153
[1]	Cosmax Inc.	32,271	4,144
[1]	Kolmar Korea Co. Ltd.	60,296	3,991
[1]	TES Co. Ltd.	45,055	3,938
*,1	D&D PharmaTech Inc.	111,252	3,895
	Hyundai Department Store Co. Ltd.	47,612	3,889
*,1	Hugel Inc.	23,810	3,840
*,1	Woori Technology Inc.	602,872	3,765
[1]	Koh Young Technology Inc.	200,092	3,727
*,1	Mezzion Pharma Co. Ltd.	88,971	3,627
	JYP Entertainment Corp.	116,654	3,511
	Poongsan Corp.	68,905	3,463
[1]	Silicon2 Co. Ltd.	145,822	3,442
*	Voronoi Inc.	44,328	3,440
*,1	Hanall Biopharma Co. Ltd.	115,313	3,433
	Dongjin Semichem Co. Ltd.	128,630	3,432
[1]	Iljin Electric Co. Ltd.	95,798	3,405
[1]	Park Systems Corp.	19,432	3,391
	ISC Co. Ltd.	38,387	3,383
[1]	SPG Co. Ltd.	51,369	3,338
	ST Pharm Co. Ltd.	53,601	3,307
	Hana Micron Inc.	162,522	3,266
*,1	Kumho Tire Co. Inc.	651,896	3,255
*,1	Naturecell Co. Ltd.	209,415	3,189
*,1	Seojin System Co. Ltd.	140,380	3,173
[1]	TechWing Inc.	108,582	3,067
*	HD-Hyundai Marine Engine	89,464	3,037
[1]	SK REITs Co. Ltd.	789,928	3,033
*,1	ISU Specialty Chemical	81,250	2,929
[1]	LX International Corp.	111,975	2,921
[1]	Youngone Holdings Co. Ltd.	21,699	2,890
	Hyosung Corp.	28,388	2,823
	Kolon Industries Inc.	85,167	2,807
[1]	Classys Inc.	96,960	2,777
[1]	Hyundai Wia Corp.	69,113	2,774
[1]	CS Wind Corp.	104,743	2,727
	Seegene Inc.	143,735	2,689
[1]	Soulbrain Co. Ltd.	15,213	2,634
*,1	Doosan Fuel Cell Co. Ltd.	154,261	2,629
[1]	L&C Bio Co. Ltd.	70,074	2,521
[1]	Hyosung TNC Corp.	11,367	2,420
[1]	SM Entertainment Co. Ltd.	48,941	2,338
[1]	Caregen Co. Ltd.	58,232	2,240
	IPARK Hyundai Development Co.	161,691	2,226
*,1	Oscotec Inc.	105,998	2,220
*,1	CosmoAM&T Co. Ltd.	98,538	2,201
[1]	Daejoo Electronic Materials Co. Ltd.	44,787	2,195
[1]	SL Corp.	59,844	2,177
[1]	Hyundai GF Holdings	264,294	2,141
	Daishin Securities Co. Ltd.	118,866	2,120
*,1	BHI Co. Ltd.	74,487	2,078
	LOTTE Fine Chemical Co. Ltd.	66,204	2,045
[1]	Han Kuk Carbon Co. Ltd.	133,363	1,989
	RFHIC Corp.	67,200	1,983
[1]	Tokai Carbon Korea Co. Ltd.	17,505	1,974
	DoubleUGames Co. Ltd.	46,726	1,956
[1]	SK Networks Co. Ltd.	387,090	1,953
[1]	Doosan Tesna Inc.	44,250	1,930
*,1	HJ Shipbuilding & Construction Co. Ltd.	175,176	1,909
[1]	Hankook & Co. Co. Ltd.	108,546	1,872
	Daou Technology Inc.	73,194	1,865
[1]	Orion Holdings Corp.	102,250	1,813
[1]	Pharmicell Co. Ltd.	253,642	1,771
[1]	S&S Tech Corp.	62,180	1,725
[1]	Daewoong Pharmaceutical Co. Ltd.	21,644	1,718
	DongKook Pharmaceutical Co. Ltd.	137,793	1,681
	Shinhan Alpha REIT Co. Ltd.	458,677	1,677
	SK Gas Ltd.	10,565	1,665
*	DL Holdings Co. Ltd.	55,782	1,664

		Shares	Market Value ($000)
*,1	Hanwha Investment & Securities Co. Ltd.	577,527	1,640
*,1	Lotte Energy Materials Corp.	87,472	1,634
[1]	YG Entertainment Inc.	60,516	1,611
*,1	Hyundai Bioscience Co. Ltd.	376,946	1,551
[1]	Chong Kun Dang Pharmaceutical Corp.	32,940	1,537
[1]	Paradise Co. Ltd.	222,659	1,503
[1]	Harim Holdings Co. Ltd.	225,945	1,499
*,1	SHIFT UP Corp.	66,979	1,486
*,1	Kakao Games Corp.	264,558	1,477
[1]	HAESUNG DS Co. Ltd.	45,136	1,474
[1]	ESR Kendall Square REIT Co. Ltd.	637,447	1,471
[1]	Cheryong Electric Co. Ltd.	50,412	1,440
*,1	Foosung Co. Ltd.	231,663	1,425
[1]	NHN Corp.	55,447	1,424
[1]	Sung Kwang Bend Co. Ltd.	75,882	1,423
*	Lunit Inc.	220,179	1,409
	Innocean Worldwide Inc.	105,592	1,405
[1]	KC Tech Co. Ltd.	29,615	1,397
[1]	LOTTE REIT Co. Ltd.	550,109	1,394
	SK Chemicals Co. Ltd.	51,021	1,390
[1]	Solid Inc.	238,387	1,388
[1]	Lotte Rental Co. Ltd.	50,503	1,386
*	Qurient Co. Ltd.	120,408	1,380
*,1	Rznomics Inc.	82,386	1,378
[1]	Samwha Capacitor Co. Ltd.	28,893	1,376
	ENF Technology Co. Ltd.	48,264	1,375
*,1	Duk San Neolux Co. Ltd.	66,099	1,371
*,1	Lotte Tour Development Co. Ltd.	169,689	1,363
*,1	LIVSMED Inc.	52,580	1,359
[1]	Intellian Technologies Inc.	33,898	1,350
*,1	Aimed Bio Inc.	95,617	1,344
	Lake Materials Co. Ltd.	176,830	1,323
[1]	Seah Besteel Holdings Corp.	56,617	1,304
[1]	HDC Holdings Co. Ltd.	94,069	1,302
[1]	Otoki Corp.	5,669	1,285
[1]	Hite Jinro Co. Ltd.	117,440	1,260
	Lotte Chilsung Beverage Co. Ltd.	17,855	1,256
*,1	Korea Line Corp.	949,349	1,243
[1]	LS Materials Ltd.	173,561	1,240
[1]	Yuanta Securities Korea Co. Ltd.	400,778	1,212
*,1	SFA Semicon Co. Ltd.	359,731	1,198
*	CJ CGV Co. Ltd.	316,813	1,193
	InBody Co. Ltd.	36,802	1,178
[1]	Binggrae Co. Ltd.	24,831	1,174
	BH Co. Ltd.	112,829	1,169
[1]	NICE Information Service Co. Ltd.	117,360	1,153
	Sebang Global Battery Co. Ltd.	31,729	1,132
*,1	Hanwha General Insurance Co. Ltd.	286,401	1,126
[1]	Dongwon Industries Co. Ltd.	45,242	1,115
*,1	Seoul Semiconductor Co. Ltd.	194,449	1,105
*,1	OCI Co. Ltd.	22,890	1,094
[1]	Seobu T&D	160,773	1,089
[1]	Ecopro HN Co. Ltd.	65,854	1,086
[1]	Wemade Co. Ltd.	95,377	1,072
[1]	HS Hyosung Advanced Materials Corp.	9,580	1,070
[1]	Sungwoo Hitech Co. Ltd.	271,779	1,054
[1]	Korea Electric Terminal Co. Ltd.	23,959	1,029
[1]	TKG Huchems Co. Ltd.	99,133	1,028
*	Asiana Airlines Inc.	212,596	1,027
*,1	SK Securities Co. Ltd.	744,192	1,024
*,1	Danal Co. Ltd.	323,073	1,013
[1]	TK Corp.	66,401	1,007
[1]	GS P&L Co. Ltd.	40,704	995
[1]	PI Advanced Materials Co. Ltd.	80,416	992
*,1	Synopex Inc.	413,820	986
[1]	Hanssem Co. Ltd.	36,278	984
[1]	Innox Advanced Materials Co. Ltd.	71,756	967
	SFA Engineering Corp.	69,692	962
[1]	Eugene Investment & Securities Co. Ltd.	336,080	962
[1]	Korea Petrochemical Ind Co. Ltd.	16,263	959

		Shares	Market Value ($000)
[1]	Il Dong Pharmaceutical Co. Ltd.	99,484	950
*,1	GemVax & Kael Co. Ltd.	135,534	949
[1]	LX Holdings Corp.	173,532	934
	SNT Motiv Co. Ltd.	50,238	925
	NHN KCP Corp.	106,848	903
	LX Semicon Co. Ltd.	37,862	899
	Dong-A Socio Holdings Co. Ltd.	14,421	887
*	VT Co. Ltd.	108,436	883
	SK Discovery Co. Ltd.	24,567	879
*,1	Shinsung E&G Co. Ltd.	89,311	865
	Daewoong Co. Ltd.	75,774	861
	Hankook Shell Oil Co. Ltd.	2,434	855
	Daesang Corp.	69,159	854
	i-SENS Inc.	73,148	850
*,1	Chunbo Co. Ltd.	38,275	834
[1]	DI Dong Il Corp.	49,888	818
*,1	Komipharm International Co. Ltd.	159,648	809
[1]	Soop Co. Ltd.	23,705	790
[1]	Hanil Cement Co. Ltd.	80,987	787
	Hana Tour Service Inc.	37,001	783
*,1	Tongyang Life Insurance Co. Ltd.	133,427	778
[1]	Solus Advanced Materials Co. Ltd.	170,965	761
	E1 Corp.	12,070	741
*,1	Cafe24 Corp.	61,452	723
[1]	INTOPS Co. Ltd.	60,710	718
[1]	Posco M-Tech Co. Ltd.	101,612	717
	Lotte Wellfood Co. Ltd.	9,871	710
	Handsome Co. Ltd.	51,419	704
*,1	Studio Dragon Corp.	46,590	701
*,1	Shin Poong Pharmaceutical Co. Ltd.	133,390	701
[1]	MegaStudyEdu Co. Ltd.	24,539	700
[1]	JW Pharmaceutical Corp.	41,792	681
	HL Holdings Corp.	26,068	681
	LF Corp.	43,601	679
	Grand Korea Leisure Co. Ltd.	103,317	675
*,1	Cosmochemical Co. Ltd.	109,971	673
*,3	JR Global REIT	869,828	651
	Boryung	112,636	645
	Hyundai Green Food	50,788	641
	Dentium Co. Ltd.	23,687	634
	Ahnlab Inc.	17,087	629
	Kwang Dong Pharmaceutical Co. Ltd.	149,070	627
[1]	Hancom Inc.	51,951	616
[1]	SD Biosensor Inc.	136,745	606
*	Eubiologics Co. Ltd.	108,719	603
	Samchully Co. Ltd.	7,199	594
[1]	Taekwang Industrial Co. Ltd.	997	587
*	HLB Life Science Co. Ltd.	416,546	586
[1]	Dong-A ST Co. Ltd.	23,908	579
	Partron Co. Ltd.	152,697	573
	Nexen Tire Corp.	131,309	566
[1]	Dongkuk Steel Mill Co. Ltd.	87,762	548
*,1	UniTest Inc.	95,684	542
	Samyang Holdings Corp.	13,011	524
[1]	KH Vatec Co. Ltd.	77,037	516
	Huons Co. Ltd.	30,304	516
*,1	Binex Co. Ltd.	114,839	514
[1]	Advanced Process Systems Corp.	40,763	508
	NICE Holdings Co. Ltd.	52,295	469
[1]	Soulbrain Holdings Co. Ltd.	22,092	469
[1]	Com2uSCorp	22,749	469
*,1	Chabiotech Co. Ltd.	80,044	467
[1]	Youlchon Chemical Co. Ltd.	48,911	462
[1]	Unid Co. Ltd.	10,684	449
[1]	Myoung Shin Industrial Co. Ltd.	98,693	445
	Samyang Corp.	14,324	443
[1]	Neowiz	34,294	439
	KISWIRE Ltd.	37,057	434
	GC Corp.	65,087	424
*,1	Samyang Biopharmaceuticals Corp.	15,345	411

		Shares	Market Value ($000)
	BNC Korea Inc.	247,520	410
[1]	Mcnex Co. Ltd.	32,768	403
[1]	TCC Steel	70,106	401
	Humedix Co. Ltd.	23,544	394
	HYUNDAI Corp.	21,931	389
	KCC Glass Corp.	25,313	389
*,1	Nexon Games Co. Ltd.	61,692	389
[1]	Young Poong Corp.	16,816	387
*,1	HLB Therapeutics Co. Ltd.	334,751	386
*,1	LX Hausys Ltd.	16,663	359
	Hanjin Logistics Corp.	33,015	345
*,3	NKGen Biotech Korea Co. Ltd.	49,027	330
*,1	Genexine Inc.	190,502	329
*,1	Daea TI Co. Ltd.	194,208	321
*	DIO Corp.	37,357	318
[1]	Huons Global Co. Ltd.	20,118	316
*	Yungjin Pharmaceutical Co. Ltd.	366,694	297
	Zinus Inc.	46,857	283
[1]	GOLFZON Co. Ltd.	10,109	277
	Webzen Inc.	26,620	218
*,1	Orum Therapeutics Inc.	6,523	203
*	SFA Nexel Co. Ltd.	43,700	200
*,1,3	Dawonsys Co. Ltd.	112,186	199
	Korea United Pharm Inc.	13,690	171
	Bukwang Pharmaceutical Co. Ltd.	60,581	168
*	Jeju Air Co. Ltd.	53,548	155
*	Modetour Network Inc.	25,030	147
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	51,263	142
*,1	Sungeel Hitech Co. Ltd.	7,112	139
*	Joongang Advanced Materials Co. Ltd.	208,175	133
	Hansae Co. Ltd.	17,731	113
*,3	GeneOne Life Science Inc.	206,159	77
*	CMG Pharmaceutical Co. Ltd.	144,242	74
[1]	People & Technology Inc.	2,838	56
*	GI Innovation Inc.	9,881	51
*	JS Link Inc.	2,055	41
*,1	Seers Co. Ltd.	2,341	38
*	Inventage Lab Inc.	2,008	38
*,1	KMW Co. Ltd.	695	7
			549,974
Spain (1.4%)
	Acerinox SA	888,159	17,883
[2]	Unicaja Banco SA	4,254,508	16,360
	Enagas SA	826,911	16,119
	Viscofan SA (AQXE)	168,970	11,196
	Puig Brands SA Class B	557,188	10,729
	Sacyr SA (XMAD)	1,770,834	9,626
	Logista Integral SA	218,572	9,325
	Colonial SFL Socimi SA	1,439,881	9,217
	Vidrala SA (XMAD)	85,367	8,634
	CIE Automotive SA	246,053	7,514
	Fluidra SA	329,163	7,319
	Elecnor SA	140,662	5,562
*	Tecnicas Reunidas SA	166,391	5,418
	Construcciones y Auxiliar de Ferrocarriles SA	64,362	5,090
*	Solaria Energia y Medio Ambiente SA	230,278	4,456
	Laboratorios Farmaceuticos Rovi SA	63,700	4,301
	Melia Hotels International SA	354,947	4,235
*	Pharma Mar SA	45,372	4,138
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,675,544	3,952
	Almirall SA	290,625	3,730
	Ebro Foods SA	175,612	3,709
*	Grenergy Renovables SA	34,176	3,626
[2]	Neinor Homes SA	156,424	2,865
[1]	HBX Group International plc	308,831	2,755
*	Cirsa Enterprises SA	153,497	2,351
*	Distribuidora Internacional de Alimentacion SA	47,879	2,193
	Atresmedia Corp. de Medios de Comunicacion SA	345,798	2,074
[2]	Gestamp Automocion SA	501,111	1,691

		Shares	Market Value ($000)
	Prosegur Cia de Seguridad SA	377,312	1,314
*,1	Ence Energia y Celulosa SA	395,623	1,175
[2]	Global Dominion Access SA	338,589	1,105
[2]	Prosegur Cash SA	678,279	523
			190,185
Sweden (3.6%)
	Nordnet AB publ	720,785	27,613
	Avanza Bank Holding AB	496,733	20,384
	Mycronic AB	574,264	18,975
	Lagercrantz Group AB Class B	717,791	16,879
	Loomis AB	256,394	14,149
	Sectra AB Class B	490,308	13,762
[2]	Bravida Holding AB	770,421	10,615
[2]	Thule Group AB	425,292	9,790
*	Camurus AB	142,437	9,292
	Hexpol AB	987,566	9,192
*	Asmodee Group AB Class B	588,765	9,188
[2]	Munters Group AB	497,452	8,855
	Alleima AB	744,111	8,843
	Wihlborgs Fastigheter AB	1,040,631	8,464
*,2	Sinch AB	1,996,876	8,445
	Pandox AB	404,672	7,525
	Granges AB	392,110	7,385
	AddLife AB Class B	433,646	7,371
	Catena AB	174,921	7,267
	Asker Healthcare Group AB	849,851	7,231
	Bufab AB	508,562	7,185
*,1	Electrolux AB Class B	2,377,305	6,960
	Billerud AB	859,094	6,850
	Elekta AB Class B	1,329,142	6,762
	Storskogen Group AB Class B	5,525,069	6,194
	HMS Networks AB	119,017	6,164
	Clas Ohlson AB Class B	139,153	6,131
	Bure Equity AB	213,570	5,846
	NOBA Bank Group AB	657,051	5,752
	Peab AB Class B	569,537	5,641
	Fabege AB	719,283	5,641
[2]	BioArctic AB	163,880	5,595
[2]	Attendo AB	482,689	5,552
	Wallenstam AB Class B	1,241,792	5,392
*	Modern Times Group MTG AB Class B	387,149	5,319
[2]	Scandic Hotels Group AB	590,881	5,258
	Husqvarna AB Class B	1,280,510	5,234
*,2	BoneSupport Holding AB	221,038	5,118
	MIPS AB	113,645	5,025
	NCC AB Class B	279,970	4,998
	Altra Fastigheter AB	602,709	4,935
	NCAB Group AB	677,003	4,887
*	Kinnevik AB Class B	877,239	4,841
	Medicover AB Class B	201,622	4,778
	Intea Fastigheter AB	594,603	4,595
	AQ Group AB	208,372	4,490
	Hufvudstaden AB Class A	348,653	4,440
	Bilia AB Class A	274,098	4,440
	Electrolux Professional AB Class B	865,772	4,316
	AFRY AB	390,952	4,226
	Cibus Real Estate AB publ	275,526	4,157
*	Embracer Group AB	581,098	4,120
	Betsson AB Class B	424,563	4,104
	Cloetta AB Class B	660,021	3,963
	Nolato AB Class B	753,049	3,858
*,1	Roko AB	19,188	3,674
*,2	Boozt AB	206,877	3,631
	Lindab International AB	267,293	3,484
	NP3 Fastigheter AB	118,573	3,297
*,2	Dometic Group AB	1,312,995	3,280
*	Sdiptech AB Class B	126,968	3,228
	Systemair AB	364,420	3,199
	Instalco AB	812,719	3,195

		Shares	Market Value ($000)
	Vitec Software Group AB Class B	122,861	2,973
	Vitrolife AB	322,978	2,920
	JM AB	219,858	2,845
*	Hexatronic Group AB	700,045	2,789
	Ratos AB Class B	732,899	2,770
	Invisio AB	126,069	2,754
	SkiStar AB	150,417	2,636
*,1	Xvivo Perfusion AB	94,050	2,614
	Hemnet Group AB	295,579	2,610
	Atrium Ljungberg AB Class B	869,042	2,428
	Dios Fastigheter AB	350,767	2,424
*	Norion Bank AB	382,724	2,353
*,1	Vimian Group AB	658,723	2,348
	Troax Group AB	150,751	2,225
	Addnode Group AB	546,728	2,203
	Truecaller AB Class B	1,162,752	2,150
	Arjo AB Class B	745,662	2,121
	Platzer Fastigheter Holding AB Class B	216,612	1,675
	Hacksaw AB	194,239	1,500
*,1	Better Collective A/S	116,216	1,478
	Investment AB Oresund	99,077	1,458
	NCC AB Class A	33,906	605
	Fagerhult Group AB	324,430	593
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	533,089	344
*,3	Ow Bunker A/S	24,023	—
			491,796
Switzerland (3.4%)
	Accelleron Industries AG	357,907	32,404
[2]	Galenica AG	188,646	20,040
	Adecco Group AG (Registered)	654,030	18,281
	Allreal Holding AG (Registered)	55,860	14,612
	Siegfried Holding AG (Registered)	143,937	13,505
	Inficon Holding AG (Registered)	64,543	13,021
	Huber & Suhner AG (Registered)	54,931	12,948
	Cembra Money Bank AG	111,469	12,393
	Sulzer AG (Registered)	66,185	12,020
	Mobimo Holding AG (Registered)	27,623	11,950
	Valiant Holding AG (Registered)	60,195	11,767
	Tecan Group AG (Registered)	49,670	11,479
	Comet Holding AG (Registered)	27,771	11,268
	DKSH Holding AG	135,059	11,212
	EFG International AG	556,866	11,079
	Vontobel Holding AG (Registered)	101,030	10,811
	SFS Group AG	62,256	10,192
	Luzerner Kantonalbank AG	73,142	10,088
	Sunrise Communications AG Class A	189,673	10,018
	Bucher Industries AG (Registered)	23,076	9,066
	Clariant AG (Registered)	789,322	8,969
	Emmi AG (Registered)	7,983	8,575
	St. Galler Kantonalbank AG (Registered)	10,635	8,556
	Berner Kantonalbank AG	17,188	8,179
	dormakaba Holding AG	107,225	7,726
*	ams-OSRAM AG	385,286	7,655
	Ypsomed Holding AG (Registered)	15,435	7,366
	Burckhardt Compression Holding AG	12,070	7,235
	Softwareone Holding AG (XSWX)	654,932	7,131
	Kardex Holding AG (Registered)	23,004	6,770
	Stadler Rail AG	213,357	6,479
	Jungfraubahn Holding AG	19,462	6,285
	Bossard Holding AG (Registered) Class A	21,922	6,142
	Liechtensteinische Landesbank AG	43,074	6,014
*	Aryzta AG	88,980	5,846
	Landis & Gyr Group AG	100,114	5,671
	ALSO Holding AG (Registered)	23,457	5,612
	Daetwyler Holding AG Class BR	28,920	4,921
	Burkhalter Holding AG	28,188	4,773
	Implenia AG (Registered)	58,985	4,680
	Forbo Holding AG (Registered)	3,634	4,118
	Interroll Holding AG (Registered)	2,427	4,070

		Shares	Market Value ($000)
	OC Oerlikon Corp. AG Pfaffikon (Registered)	680,121	4,012
*	Dottikon Es Holding AG	11,513	3,977
	Intershop Holding AG	18,573	3,955
[2]	Medacta Group SA	23,289	3,818
*,2	Montana Aerospace AG	123,457	3,703
	SKAN Group AG	50,514	3,671
*,2	Sensirion Holding AG	35,473	3,220
*	Basilea Pharmaceutica Ag Allschwil (Registered)	47,470	3,050
	Zehnder Group AG	35,032	2,940
*,2	PolyPeptide Group AG	53,233	2,893
[2]	SMG Swiss Marketplace Group AG	88,756	2,800
	Cie Financiere Tradition SA Class BR	6,364	2,330
	Cosmo NV	28,866	2,147
*,2	Medartis Holding AG	16,856	1,827
	Bell Food Group AG (Registered)	7,042	1,583
	Autoneum Holding AG	9,472	1,533
	VP Bank AG Class A	12,490	1,479
	APG SGA SA	4,561	1,126
	TX Group AG	5,963	1,020
	Bystronic AG	5,122	884
*	Idorsia Ltd.	116,007	879
[2]	Medmix AG	73,300	803
	Graubuendner Kantonalbank	30	88
			464,665
Taiwan (7.7%)
	Taiwan Union Technology Corp.	962,000	32,210
	Kinsus Interconnect Technology Corp.	1,253,659	23,771
*	Macronix International Co. Ltd.	6,995,386	21,012
[1]	Compeq Manufacturing Co. Ltd.	3,979,249	20,359
	WinWay Technology Co. Ltd.	96,459	16,931
[1]	LandMark Optoelectronics Corp.	314,960	15,238
[1]	ADATA Technology Co. Ltd.	1,075,494	12,881
	L&K Engineering Co. Ltd.	594,475	12,793
[1]	Innodisk Corp.	304,554	11,758
[1]	Acter Group Corp. Ltd.	392,962	11,057
	TA Chen Stainless Pipe	7,250,106	9,666
	Topco Scientific Co. Ltd.	629,643	9,611
	Sigurd Microelectronics Corp.	1,673,822	9,510
	WNC Corp.	1,376,066	9,223
	Taichung Commercial Bank Co. Ltd.	14,574,881	9,220
	Syntec Technology Co. Ltd.	146,816	9,062
[1]	Mitac Holdings Corp.	3,380,378	9,032
[1]	Chipbond Technology Corp.	2,293,852	8,931
	Ardentec Corp.	1,630,851	8,770
[1]	Fositek Corp.	202,000	8,262
	Chenbro Micom Co. Ltd.	249,000	7,912
	AP Memory Technology Corp.	394,154	7,910
	Kinik Co.	406,000	7,899
*,1	All Ring Tech Co. Ltd.	283,000	7,852
	Kaori Heat Treatment Co. Ltd.	299,210	7,844
[1]	Sinbon Electronics Co. Ltd.	855,066	7,737
[1]	EZconn Corp.	201,511	7,031
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,470,625	6,929
[1]	Co-Tech Development Corp.	778,000	6,928
[1]	Highwealth Construction Corp.	5,008,776	6,794
[1]	AURAS Technology Co. Ltd.	248,000	6,773
[1]	ITEQ Corp.	845,870	6,749
[1]	Universal Microwave Technology Inc.	230,000	6,729
	Holy Stone Enterprise Co. Ltd.	493,007	6,696
	Simplo Technology Co. Ltd.	617,631	6,675
[1]	Advanced Echem Materials Co. Ltd.	279,345	6,125
	Visual Photonics Epitaxy Co. Ltd.	695,455	6,081
[1]	Makalot Industrial Co. Ltd.	881,930	5,978
	Chunghwa Precision Test Tech Co. Ltd.	78,000	5,878
[1]	Elite Advanced Laser Corp.	506,607	5,671
[1]	Solar Applied Materials Technology Corp.	1,849,691	5,656
*	Wafer Works Corp.	2,118,526	5,641
	Grand Process Technology Corp.	77,773	5,580
	Mega Union Technology Inc.	244,383	5,385

		Shares	Market Value ($000)
[1]	LuxNet Corp.	471,000	5,213
[1]	Marketech International Corp.	365,000	5,195
[1]	Browave Corp.	316,075	5,105
[1]	Getac Holdings Corp.	1,459,000	5,082
	Elite Semiconductor Microelectronics Technology Inc.	936,000	5,075
[1]	VisEra Technologies Co. Ltd.	386,000	4,974
[3]	Poya International Co. Ltd.	222,250	4,946
[1]	Supreme Electronics Co. Ltd.	2,020,134	4,943
	C Sun Manufacturing Ltd.	339,220	4,936
*	IBF Financial Holdings Co. Ltd.	10,113,596	4,880
	Lien Hwa Industrial Holdings Corp.	3,842,189	4,768
*	Yankey Engineering Co. Ltd.	238,580	4,749
	Ennoconn Corp.	378,432	4,709
[1]	Dynapack International Technology Corp.	529,299	4,680
[1]	Elan Microelectronics Corp.	1,002,545	4,623
[1]	ChipMOS Technologies Inc.	2,114,494	4,617
[1]	XinTec Inc.	553,000	4,586
[1]	Test Research Inc.	556,371	4,542
[1]	Topoint Technology Co. Ltd.	456,000	4,460
*,1	FOCI Fiber Optic Communications Inc.	308,102	4,451
	TXC Corp.	967,877	4,420
[1]	President Securities Corp.	3,314,078	4,402
	Radiant Opto-Electronics Corp.	1,736,675	4,396
[1]	Phoenix Silicon International Corp.	586,286	4,348
[1]	Great Wall Enterprise Co. Ltd.	2,460,686	4,257
	Shinkong Insurance Co. Ltd.	842,000	4,184
[1]	Kinpo Electronics	4,391,196	4,005
	Tung Ho Steel Enterprise Corp.	1,741,350	4,004
[1]	Taiwan Surface Mounting Technology Corp.	931,530	3,986
	Pan Jit International Inc.	1,130,000	3,985
[1]	Taiwan Hon Chuan Enterprise Co. Ltd.	1,000,269	3,955
[1]	I-Chiun Precision Industry Co. Ltd.	686,247	3,888
[1]	Faraday Technology Corp.	853,470	3,875
[1]	Ruentex Industries Ltd.	2,296,349	3,704
	Wisdom Marine Lines Co. Ltd.	1,524,241	3,684
*,1	Fulltech Fiber Glass Corp.	1,829,511	3,681
[1]	Qisda Corp.	4,386,200	3,678
[1]	Taiflex Scientific Co. Ltd.	691,038	3,589
	Scientech Corp.	182,000	3,577
[1]	Sanyang Motor Co. Ltd.	1,769,037	3,536
[1]	Shin Zu Shing Co. Ltd.	662,995	3,468
[1]	Longwell Co.	547,000	3,467
[1]	Ennostar Inc.	2,347,500	3,459
*	Mercuries Life Insurance Co. Ltd.	11,337,657	3,458
	Taiwan Cogeneration Corp.	1,906,344	3,441
	Primax Electronics Ltd.	1,700,000	3,420
	YFY Inc.	3,820,000	3,416
	Sitronix Technology Corp.	414,282	3,366
[1]	Bora Pharmaceuticals Co. Ltd.	284,310	3,366
[1]	Tong Yang Industry Co. Ltd.	1,520,919	3,335
	Feng Hsin Steel Co. Ltd.	1,633,000	3,282
[1]	AcBel Polytech Inc.	2,536,325	3,275
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	817,274	3,272
[1]	Jinan Acetate Chemical Co. Ltd.	2,209,360	3,258
[1]	Tong Hsing Electronic Industries Ltd.	670,968	3,256
[1]	Asia Optical Co. Inc.	829,000	3,242
*,1	GCS Holdings Inc.	307,000	3,235
	Greatek Electronics Inc.	1,060,000	3,234
[1]	Foxsemicon Integrated Technology Inc.	347,400	3,140
[1]	Huaku Development Co. Ltd.	1,040,219	3,128
[1]	Fusheng Precision Co. Ltd.	396,000	3,100
*,1	Starlux Airlines Co. Ltd.	4,630,823	3,096
*,1	China Petrochemical Development Corp.	13,188,620	3,076
[1]	Pixart Imaging Inc.	516,920	3,043
[1]	Dynamic Holding Co. Ltd.	974,705	2,966
	Gudeng Precision Industrial Co. Ltd.	244,399	2,957
[1]	Lotus Pharmaceutical Co. Ltd.	540,000	2,891
	Arcadyan Technology Corp.	544,737	2,884
[1]	Goldsun Building Materials Co. Ltd. Class C	2,987,402	2,875
*,1	HannStar Display Corp.	7,536,810	2,835

		Shares	Market Value ($000)
	Systex Corp.	598,000	2,831
[1]	Global Brands Manufacture Ltd.	1,108,100	2,771
[1]	Ta Ya Electric Wire & Cable	2,659,842	2,757
[1]	Wiselink Co. Ltd.	1,009,478	2,750
[1]	Machvision Inc.	144,972	2,721
	Union Bank of Taiwan	4,259,164	2,721
	CTCI Corp.	2,493,085	2,698
*	United Renewable Energy Co. Ltd.	5,331,655	2,652
[1]	Unitech Printed Circuit Board Corp.	2,388,793	2,645
*,1	Everlight Electronics Co. Ltd.	1,364,725	2,627
	Shinkong Synthetic Fibers Corp.	4,128,416	2,624
*,1	Nuvoton Technology Corp.	739,000	2,618
[1]	JPC connectivity Inc.	289,100	2,538
[1]	Airoha Technology Corp.	159,000	2,506
*,1	Thunder Tiger Corp.	499,806	2,501
	Evergreen Aviation Technologies Corp.	442,000	2,484
*,1	Silicon Integrated Systems Corp.	1,657,130	2,482
[1]	Sercomm Corp.	981,000	2,482
*,1	Etron Technology Inc.	1,124,875	2,456
[1]	Allis Electric Co. Ltd.	814,893	2,440
[1]	Center Laboratories Inc.	2,069,960	2,415
[1]	Via Technologies Inc.	1,088,000	2,341
[1]	Taiwan Acceptance Corp.	921,757	2,331
*,1	SDI Corp.	525,000	2,317
[1]	Nichidenbo Corp.	609,000	2,302
	Wah Lee Industrial Corp.	665,500	2,293
[1]	Coretronic Corp.	1,012,000	2,280
[1]	WUS Printed Circuit Co. Ltd.	525,555	2,275
[1]	Cleanaway Co. Ltd.	2,899,000	2,213
[1]	Chang Wah Technology Co. Ltd.	1,100,000	2,185
	Weikeng Industrial Co. Ltd.	1,584,000	2,155
[1]	Century Iron & Steel Industrial Co. Ltd.	661,000	2,122
	Shiny Chemical Industrial Co. Ltd.	459,700	2,116
[1]	G Shank Enterprise Co. Ltd.	601,665	2,076
[1]	ITE Technology Inc.	542,418	2,072
[1]	Charoen Pokphand Enterprise	639,400	2,054
[1]	Merry Electronics Co. Ltd.	826,528	2,046
[1]	Taiwan Speciality Chemicals Corp.	307,000	2,025
[1]	Orient Semiconductor Electronics Ltd.	1,601,197	1,972
[1]	Farglory Land Development Co. Ltd.	984,854	1,971
[1]	TPK Holding Co. Ltd.	1,173,000	1,963
[1]	Nan Pao Resins Chemical Co. Ltd.	205,000	1,945
	TTY Biopharm Co. Ltd.	834,987	1,917
	Standard Foods Corp.	2,110,708	1,905
	Stark Technology Inc.	373,000	1,905
[1]	Ability Enterprise Co. Ltd.	970,810	1,902
[1]	Global Mixed Mode Technology Inc.	250,199	1,887
	Wowprime Corp.	260,223	1,881
	Far Eastern Department Stores Ltd.	2,728,043	1,871
[1]	First Hi-Tec Enterprise Co. Ltd.	301,000	1,831
*,1	Heron Neutron Medical Corp.	170,000	1,829
[1]	Pan-International Industrial Corp.	1,454,595	1,828
	Daxin Materials Corp.	192,000	1,827
[1]	Raydium Semiconductor Corp.	260,000	1,809
[1]	Hannstar Board Corp.	882,642	1,800
*,1	FLEXium Interconnect Inc.	1,192,140	1,793
	Cheng Loong Corp.	2,753,920	1,783
*,1	Oneness Biotech Co. Ltd.	1,378,000	1,776
	Advanced Wireless Semiconductor Co.	524,192	1,745
[1]	China Motor Corp.	1,060,000	1,735
[1]	EVERGREEN Steel Corp.	646,000	1,733
	Gloria Material Technology Corp.	1,765,023	1,729
	Chang Wah Electromaterials Inc.	1,242,000	1,726
	Taiwan Semiconductor Co. Ltd.	786,000	1,720
[1]	Clevo Co.	1,318,043	1,696
[1]	AmTRAN Technology Co. Ltd.	2,097,972	1,686
[1]	Ruentex Engineering & Construction Co.	332,000	1,671
	Thinking Electronic Industrial Co. Ltd.	248,000	1,649
*,1	Chung Hung Steel Corp.	3,214,000	1,646
*	CSBC Corp. Taiwan	2,818,187	1,642

		Shares	Market Value ($000)
*,1	Episil Technologies Inc.	1,039,101	1,640
[1]	Solomon Technology Corp.	435,776	1,611
	Synmosa Biopharma Corp.	1,795,429	1,606
	Sporton International Inc.	270,666	1,601
[1]	Anpec Electronics Corp.	197,000	1,591
	O-Bank Co. Ltd.	5,002,000	1,583
[1]	Chin-Poon Industrial Co. Ltd.	1,404,072	1,573
[1]	Sakura Development Co. Ltd.	1,192,110	1,564
[1]	Nan Kang Rubber Tire Co. Ltd.	1,525,027	1,558
[1]	Zero One Technology Co. Ltd.	459,656	1,549
*,1	Ability Opto-Electronics Technology Co. Ltd.	292,321	1,538
	Sinon Corp.	1,267,000	1,525
	Chong Hong Development Co. Ltd.	633,145	1,517
	Tainan Spinning Co. Ltd.	4,049,674	1,515
*	BES Engineering Corp.	4,145,526	1,510
[1]	Gemtek Technology Corp.	1,586,115	1,493
	Formosa Taffeta Co. Ltd.	2,803,000	1,484
*,1	Everlight Chemical Industrial Corp.	1,510,649	1,466
	Brighton-Best International Taiwan Inc.	1,276,000	1,456
	Run Long Construction Co. Ltd.	1,427,200	1,453
*	Pegavision Corp.	145,514	1,448
[1]	Ichia Technologies Inc.	911,000	1,447
[1]	Flytech Technology Co. Ltd.	377,845	1,446
[1]	Kindom Development Co. Ltd.	1,339,290	1,431
*,1	TSEC Corp.	1,966,646	1,423
[1]	Depo Auto Parts Ind Co. Ltd.	344,313	1,422
[1]	Quanta Storage Inc.	696,000	1,420
	Hotai Finance Co. Ltd.	737,861	1,395
	Cathay Real Estate Development Co. Ltd.	2,041,000	1,385
[1]	UPI Semiconductor Corp.	227,000	1,376
[1]	M31 Technology Corp.	115,090	1,376
*,1	Johnson Health Tech Co. Ltd.	363,283	1,375
*	Sunplus Technology Co. Ltd.	1,793,000	1,359
[1]	China Steel Chemical Corp.	543,853	1,355
[1]	Cheng Uei Precision Industry Co. Ltd.	1,308,000	1,354
[1]	Tyntek Corp.	889,250	1,354
[1]	Weltrend Semiconductor	806,753	1,347
	FocalTech Systems Co. Ltd.	897,822	1,345
	China Bills Finance Corp.	2,572,000	1,332
[1]	Formosa International Hotels Corp.	241,841	1,329
	TSRC Corp.	2,044,046	1,329
[1,3]	Materials Analysis Technology Inc.	194,614	1,327
[1]	Taiwan Paiho Ltd.	940,183	1,322
*	Andes Technology Corp.	195,000	1,319
*	Holtek Semiconductor Inc.	807,279	1,316
[1]	Altek Corp.	1,113,423	1,311
[1]	Promate Electronic Co. Ltd.	898,621	1,310
[1]	CyberPower Systems Inc.	196,000	1,304
	Fulgent Sun International Holding Co. Ltd.	577,024	1,297
	Grape King Bio Ltd.	469,000	1,290
[1]	Allied Supreme Corp.	196,000	1,289
	Zyxel Group Corp.	1,020,250	1,284
	TA-I Technology Co. Ltd.	393,500	1,279
[1]	Chenming Electronic Technology Corp.	539,784	1,276
	Universal Cement Corp.	1,546,000	1,275
[1]	Intelligo Technology Inc.	131,000	1,275
[1]	Kuo Toong International Co. Ltd.	799,662	1,273
	Taiwan Sakura Corp.	503,000	1,272
	Evergreen International Storage & Transport Corp.	864,751	1,256
*,1	Yieh Phui Enterprise Co. Ltd.	2,964,670	1,246
[1]	Topkey Corp.	244,000	1,242
[1]	Chicony Power Technology Co. Ltd.	524,000	1,231
*,1	D-Link Corp.	1,865,774	1,214
[1]	Channel Well Technology Co. Ltd.	745,708	1,211
[1]	Kaimei Electronic Corp.	343,000	1,196
[1]	JSL Construction & Development Co. Ltd.	632,923	1,189
	Adlink Technology Inc.	342,127	1,183
[1]	Posiflex Technology Inc.	197,822	1,183
	Lian HWA Food Corp.	465,410	1,168
*	China Man-Made Fiber Corp.	4,387,384	1,164

		Shares	Market Value ($000)
*	IEI Integration Corp.	440,716	1,155
[1]	Hu Lane Associate Inc.	323,581	1,155
	Ton Yi Industrial Corp.	2,468,000	1,140
	CMC Magnetics Corp.	3,731,758	1,136
*,1	EirGenix Inc.	821,855	1,136
	Ho Tung Chemical Corp.	2,811,362	1,126
[1]	Chun Yuan Steel Industry Co. Ltd.	1,727,000	1,123
*,1	Gigastorage Corp.	1,173,742	1,110
*,1	Grand Pacific Petrochemical	3,120,843	1,080
	YungShin Global Holding Corp.	649,697	1,075
[1]	Lingsen Precision Industries Ltd.	1,196,000	1,074
*,1	Taiwan-Asia Semiconductor Corp.	1,277,406	1,067
[1]	USI Corp.	3,071,784	1,060
[1]	ASROCK Inc.	169,000	1,016
	Chief Telecom Inc.	98,600	1,006
	Kenda Rubber Industrial Co. Ltd.	1,794,324	1,002
[1]	TCI Co. Ltd.	285,067	992
	Genesys Logic Inc.	352,000	987
[1]	Syncmold Enterprise Corp.	485,750	980
[1]	Lai Yih Footwear Co. Ltd.	187,000	976
*,1	Phihong Technology Co. Ltd.	1,503,520	972
[1]	Swancor Holding Co. Ltd.	345,000	969
[1]	RichWave Technology Corp.	326,000	969
[1]	Motech Industries Inc.	1,420,928	956
	Dimerco Express Corp.	389,750	941
	Hsin Kuang Steel Co. Ltd.	795,569	931
*	HD Renewable Energy Co. Ltd.	386,947	931
*	International CSRC Investment Holdings Co.	3,121,997	928
	Bank of Kaohsiung Co. Ltd.	2,435,813	911
[1]	Sonix Technology Co. Ltd.	568,000	897
*	Career Technology MFG. Co. Ltd.	2,080,203	894
	Nantex Industry Co. Ltd.	1,050,000	889
*	Lumosa Therapeutics Co. Ltd.	332,234	885
[1]	UPC Technology Corp.	2,780,065	881
[1]	Actron Technology Corp.	213,895	876
[1]	Gamania Digital Entertainment Co. Ltd.	675,000	873
*,1	Egis Technology Inc.	304,000	868
*	Foresee Pharmaceuticals Co. Ltd.	351,294	858
*,1	CyberTAN Technology Inc.	1,441,571	854
	Continental Holdings Corp.	1,329,000	846
[1]	Advancetek Enterprise Co. Ltd.	954,000	841
*	Ritek Corp.	2,568,048	839
	Ambassador Hotel	566,000	836
	Kung Long Batteries Industrial Co. Ltd.	212,000	827
	Great Tree Pharmacy Co. Ltd.	337,000	815
	Taiwan PCB Techvest Co. Ltd.	883,102	814
	TaiDoc Technology Corp.	204,000	809
[1]	YC INOX Co. Ltd.	1,422,255	807
[1]	Sincere Navigation Corp.	859,970	806
*,1	Oriental Union Chemical Corp.	2,005,000	796
[1]	Delpha Construction Co. Ltd.	1,291,000	792
*	Longchen Paper & Packaging Co. Ltd.	2,588,707	788
	Forcecon Tech Co. Ltd.	341,217	777
*,1	Fittech Co. Ltd.	262,362	767
*,1	Apex International Co. Ltd.	850,784	759
	Rechi Precision Co. Ltd.	1,042,668	758
	Mercuries & Associates Holding Ltd.	1,419,042	746
	ZillTek Technology Corp.	118,045	739
[1]	Infortrend Technology Inc.	697,885	738
*	Lung Yen Life Service Corp.	500,000	733
*	Microbio Co. Ltd.	1,714,292	732
	T3EX Global Holdings Corp.	356,000	728
[1]	FSP Technology Inc.	445,428	721
*,1	Cub Elecparts Inc.	245,606	720
*	Gourmet Master Co. Ltd.	365,789	713
	Firich Enterprises Co. Ltd.	1,036,815	711
*,1	Chung Hwa Pulp Corp.	1,827,135	710
	Advanced International Multitech Co. Ltd.	425,000	709
	PharmaEngine Inc.	374,102	709
	China Metal Products	1,075,515	708

		Shares	Market Value ($000)
	Xxentria Technology Materials Corp.	626,334	707
[1]	Tong-Tai Machine & Tool Co. Ltd.	856,429	703
[1]	Alpha Networks Inc.	837,599	702
	Radium Life Tech Co. Ltd.	2,157,107	699
[1]	Darfon Electronics Corp.	734,000	687
	Sampo Corp.	944,048	680
*,1	Taiwan Mask Corp.	599,976	668
	Sunny Friend Environmental Technology Co. Ltd.	268,741	633
[1]	Yungshin Construction & Development Co. Ltd.	407,410	632
*	Taiwan TEA Corp.	1,843,293	624
[1]	Elitegroup Computer Systems Co. Ltd.	1,091,647	618
[1]	Hung Sheng Construction Ltd.	1,165,620	615
	Universal Vision Biotechnology Co. Ltd.	150,255	611
*	Adimmune Corp.	1,192,343	610
	Advanced Ceramic X Corp.	89,320	603
[1]	Namchow Holdings Co. Ltd.	574,000	598
	Chlitina Holding Ltd.	200,569	595
	Zeng Hsing Industrial Co. Ltd.	207,536	588
[1]	Asia Polymer Corp.	1,508,151	581
*	Kenmec Mechanical Engineering Co. Ltd.	419,000	580
	Merida Industry Co. Ltd.	236,376	562
	Bioteque Corp.	158,000	553
	Darwin Precisions Corp.	1,422,200	552
*	First Steamship Co. Ltd.	2,895,850	552
[1]	China General Plastics Corp.	1,613,717	548
	Chia Hsin Cement Corp.	1,356,180	547
	Savior Lifetec Corp.	1,046,349	545
*,1	Taiwan Styrene Monomer	2,404,579	544
	Brogent Technologies Inc.	186,166	535
*	Lealea Enterprise Co. Ltd.	2,368,642	514
[1]	ScinoPharm Taiwan Ltd.	865,891	514
	St. Shine Optical Co. Ltd.	178,419	507
	Soft-World International Corp.	163,520	502
[1]	TYC Brother Industrial Co. Ltd.	579,710	500
	Formosan Rubber Group Inc.	617,280	487
	KMC Kuei Meng International Inc.	172,000	471
[1]	91APP Inc.	269,555	459
	Cyberlink Corp.	232,076	458
	Basso Industry Corp.	430,000	448
*	Medigen Biotechnology Corp.	465,680	446
	Rich Development Co. Ltd.	1,859,440	443
	Sinyi Realty Inc.	697,465	439
*	Polaris Group	1,287,817	430
[1]	CHC Healthcare Group	527,727	425
[1]	Ultra Chip Inc.	207,000	417
*	Federal Corp.	698,505	416
*,1	General Interface Solution GIS Holding Ltd.	244,000	410
	Panion & BF Biotech Inc.	226,354	409
[1]	Huang Hsiang Construction Corp.	401,599	407
	Rexon Industrial Corp. Ltd.	459,000	407
	Taiyen Biotech Co. Ltd.	408,877	405
	Cenra Inc.	379,000	384
	AGV Products Corp.	1,215,425	375
	Wei Chuan Foods Corp.	995,835	375
[1]	Tung Thih Electronic Co. Ltd.	263,504	361
	KEE TAI Properties Co. Ltd.	1,216,771	357
*	Kuo Yang Construction Co. Ltd.	628,000	348
*	Shining Building Business Co. Ltd.	1,409,675	342
	Hong Pu Real Estate Development Co. Ltd.	592,195	333
	China Electric Manufacturing Corp.	914,980	329
*	Pell Bio-Med Technology Co. Ltd.	13,000	318
*	RDC Semiconductor Co. Ltd.	70,850	303
[1]	Iron Force Industrial Co. Ltd.	120,608	290
*	OBI Pharma Inc.	351,968	272
*,1	Medigen Vaccine Biologics Corp.	158,544	224
	Amazing Microelectronic Corp.	85,085	193
[1]	Fitipower Integrated Technology Inc.	37,000	170
	Speed Tech Corp.	190,007	160
*,1	TaiMed Biologics Inc.	50,000	85
*,1	PChome Online Inc.	106,000	83

		Shares	Market Value ($000)
[1]	Sensortek Technology Corp.	16,000	74
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			1,043,192
Thailand (0.9%)
[1]	Tisco Financial Group PCL	2,148,550	8,257
	Kiatnakin Bank PCL	2,270,105	7,519
	Thanachart Capital PCL	2,398,095	5,597
	Bangchak Corp. PCL	3,399,800	4,555
	WHA Corp. PCL	28,381,392	4,112
[1]	KCE Electronics PCL	3,036,500	3,779
	Com7 PCL Class F	4,099,900	3,740
	Thaifoods Group PCL Class F	10,756,500	3,151
	TIDLOR Holdings PCL	5,434,213	3,088
	3BB Internet Infrastructure Fund Class F	14,754,763	2,890
	CPN Retail Growth Leasehold REIT	7,064,068	2,829
	Cal-Comp Electronics Thailand PCL Class F	11,400,300	2,797
[1]	Srisawad Corp. PCL	3,596,600	2,647
[1]	Hana Microelectronics PCL	2,369,346	2,525
	Bangkok Life Assurance PCL NVDR	3,185,400	2,480
	Sansiri PCL	53,321,500	2,403
	IRPC PCL	36,088,400	2,379
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,781,486	2,311
	Amata Corp. PCL	2,565,597	2,214
	CH Karnchang PCL	3,961,000	2,158
	MBK PCL (XBKK)	3,104,476	2,097
	Star Petroleum Refining PCL	6,157,500	2,048
	Gunkul Engineering PCL	12,958,483	1,954
*,1	Energy Absolute PCL (XBKK)	21,644,782	1,883
[1]	Supalai PCL	3,815,850	1,811
	Central Plaza Hotel PCL	1,552,290	1,780
[1]	Stecon Group PCL	3,260,815	1,763
	Thailand Future Fund	8,356,400	1,723
	AP Thailand PCL	6,840,756	1,700
	B Grimm Power PCL	2,910,252	1,633
	Sri Trang Agro-Industry PCL	2,916,023	1,620
	TTW PCL	5,172,000	1,609
	Betagro PCL	2,344,300	1,498
	Bangkok Airways PCL	2,550,400	1,474
	Mega Lifesciences PCL	1,219,900	1,386
[1]	Siam Global House PCL	5,778,595	1,279
	Bangkok Commercial Asset Management PCL (XBKK)	6,144,900	1,266
[1]	Bangkok Chain Hospital PCL	3,812,648	1,175
	Thai Vegetable Oil PCL	1,431,510	1,167
	Sri Trang Gloves Thailand PCL	3,597,500	1,108
	I-TAIL Corp. PCL	2,117,700	1,105
[1]	JMT Network Services PCL	3,010,723	1,079
*	VGI PCL	35,278,500	1,053
	Quality Houses PCL	23,158,333	1,003
	BCPG PCL	4,684,837	992
	Dhipaya Group Holdings PCL	1,323,100	938
	Tipco Asphalt PCL	2,209,300	924
	Plan B Media PCL Class F	4,679,372	851
	TOA Paint Thailand PCL	1,622,800	765
	Chularat Hospital PCL Class F	16,096,260	764
	AEON Thana Sinsap Thailand PCL	242,500	762
[1]	Jaymart Group Holdings PCL	2,191,600	726
	SKY ICT PCL	1,209,117	683
	PTG Energy PCL	2,850,107	644
	Bangkok Land PCL	33,014,900	622
*,1	Thaicom PCL	1,909,540	622
	Thoresen Thai Agencies PCL	4,032,041	610
[1]	MK Restaurants Group PCL	935,700	597
*,1	Jasmine Technology Solution PCL	647,800	584
	Dohome PCL (XBKK)	4,877,505	576
[1]	Central Plaza Hotel PCL NVDR	489,800	562
	Precious Shipping PCL	2,290,200	551
	Thonburi Healthcare Group PCL	2,419,740	539
[1]	AP Thailand PCL NVDR	1,821,600	453

		Shares	Market Value ($000)
	CK Power PCL	5,822,431	448
	Tisco Financial Group PCL NVDR	115,350	443
*	Jasmine International PCL	13,281,320	432
	GFPT PCL	1,412,800	414
	SPCG PCL	1,485,600	409
	TPI Polene Power PCL	7,188,400	388
[1]	AEON Thana Sinsap Thailand PCL NVDR	78,600	247
	Precious Shipping PCL NVDR	848,500	204
*	Pruksa Real Estate PCL	1,063,290	62
			124,457
Turkiye (0.3%)
	Yeni Gimat Gayrimenkul Ortakligi A/S	718,494	3,196
	Global Yatirim Holding A/S	4,427,753	1,515
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,828,941	1,411
	Altinkilic Gida VE Sut Sanayi Ticaret A/S	136,409	1,136
*	Baticim Cimento Sanayi Anonim Sirketi	1,496,538	1,119
*	YEO Teknoloji Enerji VE Endustri A/S	1,241,672	1,020
	Lila Kagit Sanayi ve Ticaret A/S	1,532,794	921
	AKIS Gayrimenkul Yatirimi A/S	4,286,390	839
	Pasifik Gayrimenkul Yatirim Ortakligi	11,033,180	810
*	Izmir Firca Sanayi ve Ticaret A/S	583,564	798
*	Bera Holding A/S	2,623,487	705
	Sekerbank Turk A/S	4,647,003	685
*	Izdemir Enerji Elektrik Uretim A/S	3,716,441	673
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	4,013,173	663
	Logo Yazilim Sanayi Ve Ticaret A/S	217,092	621
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S Class A	325,166	620
	Albaraka Turk Katilim Bankasi A/S	3,657,645	609
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	9,151,906	609
	SUN Tekstil Sanayi Ve Ticaret A/S	564,540	586
*	Qua Granite Hayal	7,870,755	566
*	Fenerbahce Futbol A/S	9,074,659	566
*	Can2 Termik A/S	22,289,605	561
*	Adese Alisveris Merkezleri Ticaret A/S	28,883,208	527
*	BMS Birlesik Metal Sanayi VE Ticaret A/S	578,648	523
*	Altinay Savunma Teknolojileri A/S	1,615,178	522
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,298,439	517
*	Pasifik Teknoloji A/S	1,281,100	511
	Escar Turizm Tasimacilik Ticaret A/S	524,906	508
*	Izmir Demir Celik Sanayi A/S	1,899,024	453
	Kayseri Seker Fabrikasi A/S	5,518,829	453
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	5,259,823	436
*	Reeder Teknoloji Sanayi VE Ticaret A/S	3,138,035	433
*	Is Finansal Kiralama A/S	1,017,789	427
	Galata Wind Enerji A/S	805,542	411
	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	3,317,088	406
*	Kordsa Teknik Tekstil A/S	286,645	404
*	Polisan Holding A/S	893,890	397
	Alfa Solar Enerji Sanayi VE Ticaret A/S	416,707	360
*	Tukas Gida Sanayi ve Ticaret A/S	7,682,327	322
*	Bursa Cimento Fabrikasi A/S	3,008,624	319
*	Kimteks Poliuretan Sanayi VE Ticaret A/S	749,800	318
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	51,893	314
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	447,478	308
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	578,402	301
*	Hitit Bilgisayar Hizmetleri A/S	382,723	293
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	1,412,860	290
	Ebebek Magazacilik A/S	154,703	287
*	Kerevitas Gida Sanayi ve Ticaret A/S	1,062,755	275
*	Biotrend Cevre VE Enerji Yatirimlari A/S	757,937	275
*	Esenboga Elektrik Uretim A/S	3,791,055	268
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,992,482	260
*	Aydem Yenilenebilir Enerji A/S Class A	524,951	251
	Oyak Yatirim Menkul Degerler A/S	337,125	238
*	Aksigorta A/S	1,681,922	237
*	Marmara Holding A/S	5,037,588	234
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	5,619,398	226
	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,246,696	222
*	Bagfas Bandirma Gubre Fabrikalari A/S	442,606	217

		Shares	Market Value ($000)
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,021,644	216
*	Imas Makina Sanayi A/S	3,901,087	207
*	Karel Elektronik Sanayi ve Ticaret A/S	964,377	198
*	Blume Metal Chemical ASA	264,438	189
	Visne Madencilik Uretim Sanayi VE Ticaret A/S	115,790	187
	Kervan Gida Sanayi Ve Ticaret A/S	3,688,341	184
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	130,145	182
*	Tat Gida Sanayi A/S	473,651	178
*	Tumosan Motor ve Traktor Sanayi A/S	99,677	171
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	196,976	94
	Suwen Tekstil Sanayi Pazarlama A/S	618,174	80
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	631,060	32
*	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,603	1
*	Zorlu Enerji Elektrik Uretim A/S	1	—
	LDR Turizm A/S	3	—
			34,891
United Arab Emirates (0.2%)
*	Etihad Energy Holding PJSC	8,415,421	6,803
	Sharjah Islamic Bank	6,498,947	5,122
	Dana Gas PJSC	20,844,190	4,832
	Abu Dhabi National Hotels	29,061,741	3,152
	Amanat Holdings PJSC	5,004,686	1,891
*	RAK Properties PJSC	6,371,872	1,848
	Ajman Bank PJSC	4,068,391	1,504
	Agthia Group PJSC	1,135,373	989
	Orascom Construction plc	21,066	295
*,3	Arabtec Holding PJSC	2,033,180	—
			26,436
United Kingdom (8.1%)
	Games Workshop Group plc	125,297	32,299
	IG Group Holdings plc	1,226,216	24,163
	LondonMetric Property plc	8,489,363	22,443
	Aberdeen Group Plc	6,883,737	22,407
	Balfour Beatty plc	1,854,671	21,621
	Tritax Big Box REIT plc	9,258,241	21,286
	Lion Finance Group plc	131,826	20,707
	Rotork plc	3,112,796	20,507
	Investec plc	2,235,706	19,567
	Man Group plc	4,346,505	17,797
	Johnson Matthey plc	633,564	17,115
	RS Group plc	1,795,291	17,095
	WPP plc	4,147,918	16,755
	Cranswick plc	197,096	14,190
	Computacenter plc	223,688	13,856
	ITV plc	13,688,815	13,724
	Plus500 Ltd.	258,844	13,595
[2]	Quilter plc	5,048,247	13,190
	Softcat plc	500,393	13,131
	Inchcape plc	1,154,554	13,067
	Drax Group plc	1,279,071	12,729
	Mitie Group plc	4,524,896	12,685
	UNITE Group plc	1,742,601	12,659
	TP ICAP Group plc	2,736,639	12,639
	Derwent London plc	431,144	12,235
	Serco Group plc	3,745,808	12,220
	easyJet plc	1,426,824	12,147
	Hikma Pharmaceuticals plc	559,402	11,942
	Primary Health Properties plc	9,202,249	11,728
	Babcock International Group plc	770,837	11,702
	QinetiQ Group plc	1,709,081	11,701
	B&M European Value Retail plc	3,851,146	11,577
	Hill & Smith plc	298,286	11,516
	Pennon Group plc	1,797,696	11,198
	Bellway plc	411,054	11,075
	TBC Bank Group plc	168,226	10,924
	Shaftesbury Capital plc	5,606,388	10,913
[2]	JTC plc	594,172	10,614
	Hammerson plc	2,035,679	10,535
	Tate & Lyle plc	1,389,558	10,355

		Shares	Market Value ($000)
	Keller Group plc	251,361	10,274
	OSB Group plc	1,318,347	9,924
	Pan African Resources plc	7,924,854	9,911
	Morgan Sindall Group plc	163,108	9,815
	AJ Bell plc	1,221,496	9,659
[1]	Greggs plc	374,786	9,486
	Harbour Energy plc	2,820,568	9,150
[2]	Bridgepoint Group plc	2,086,923	9,019
	Renishaw plc	130,392	8,662
*	Helios Towers plc	3,263,935	8,636
	Canal & SA (XLON)	2,411,183	8,577
	Grafton Group plc GDR	647,961	8,478
	Big Yellow Group plc	707,237	8,467
	Chemring Group plc	1,059,917	8,449
*,2	Watches of Switzerland Group plc	851,948	8,415
	Currys plc	3,656,526	8,278
	SSP Group plc	2,953,368	7,941
	Paragon Banking Group plc	695,695	7,883
	Sirius Real Estate Ltd.	5,834,582	7,813
	Coats Group plc	7,199,121	7,802
	Greencore Group plc (SGMX)	2,220,692	7,792
	Genus plc	260,537	7,719
	Lancashire Holdings Ltd.	918,061	7,457
	International Workplace Group plc	2,694,124	7,185
	Oxford Instruments plc	194,633	7,171
	Hochschild Mining plc	1,212,119	7,117
	Clarkson plc	107,360	6,855
	Safestore Holdings plc	817,363	6,818
	Great Portland Estates plc	1,438,768	6,792
	Grainger plc	2,830,921	6,680
	Premier Foods plc	2,501,705	6,565
	Bodycote plc	647,843	6,323
	Savills plc	509,390	6,322
	Senior plc	1,606,248	6,278
	Volution Group plc	741,513	6,257
*	Ocado Group plc	2,176,031	6,220
	Travis Perkins plc	812,284	6,086
	4imprint Group plc	105,238	5,863
	Dunelm Group plc	463,600	5,422
	Supermarket Income REIT plc	4,586,779	5,328
	Elementis plc	2,168,757	5,228
	IntegraFin Holdings plc	1,045,292	5,201
	Firstgroup plc	2,057,041	5,142
*,1	Vistry Group plc	1,296,539	5,132
	Zigup plc	808,095	5,059
	Breedon Group plc	1,111,921	4,979
*	Frasers Group plc	447,222	4,882
	Rathbones Group plc	216,397	4,869
*,2	Trustpilot Group plc	1,329,345	4,846
	Pets at Home Group plc	1,680,295	4,797
[1]	Energean plc	462,657	4,759
	Ashmore Group plc	1,693,084	4,711
	Baltic Classifieds Group plc	1,740,650	4,707
	MONY Group plc	1,745,570	4,643
*	Molten Ventures plc	547,293	4,515
*,2	Trainline plc	1,394,514	4,452
	Hays plc	5,811,655	4,438
*	Playtech plc	829,353	4,243
	Moonpig Group plc	1,080,587	4,005
	Domino's Pizza Group plc	1,451,083	3,957
	Kainos Group plc	319,599	3,759
	Vesuvius plc	737,367	3,688
*	Mitchells & Butlers plc	991,872	3,672
	Genuit Group plc	966,986	3,557
	Victrex plc	336,806	3,554
	Jupiter Fund Management plc	1,616,928	3,433
[2]	CMC Markets plc	379,608	3,428
*	Close Brothers Group plc	586,486	3,366
	AG Barr plc	380,957	3,349
[1]	Bytes Technology Group plc (XLON)	614,811	3,344

		Shares	Market Value ($000)
	Telecom Plus plc	287,590	3,295
	Morgan Advanced Materials plc	1,063,520	3,242
	WH Smith plc	533,590	3,123
[2]	Spire Healthcare Group plc	954,570	3,008
	Ithaca Energy plc	877,789	2,867
*	IP Group plc	3,298,009	2,796
*,1	Oxford Nanopore Technologies plc	1,814,648	2,785
[1]	J D Wetherspoon plc	263,359	2,774
	Ninety One plc	945,383	2,724
[1]	RHI Magnesita NV	68,511	2,611
	Hilton Food Group plc	311,465	2,506
	Goodwin plc	10,450	2,453
	Marshalls plc	1,089,088	2,365
[1]	Dr. Martens plc	2,156,298	2,255
	Michael Page plc	908,772	2,234
	Wickes Group plc	822,984	2,198
*,2	Shawbrook Group plc	476,764	2,088
*,1	Raspberry PI Holdings plc	236,466	2,086
[2]	Ibstock plc	1,609,717	2,023
[1]	C&C Group plc	1,340,693	1,837
	Picton Property Income Ltd.	1,687,327	1,694
	AO World plc	1,155,952	1,526
	NCC Group plc	777,215	1,481
	Bytes Technology Group plc	236,220	1,291
*,1	THG plc	2,837,122	1,161
	Future plc	249,043	1,024
	Rank Group plc	761,174	991
*,1,2	Aston Martin Lagonda Global Holdings plc	852,190	407
*,3	Greencore Group plc	632,202	18
	Crest Nicholson Holdings plc	18,670	16
*,2,3	Finablr plc	496,892	—
			1,101,092
United States (0.1%)
*	Energy Fuels Inc.	944,090	10,816
*,3	NH Health	1,143,500	2,062
			12,878
Total Common Stocks (Cost $11,369,865)			13,390,653
Preferred Stocks (0.3%)
	Danieli & C Officine Meccaniche SpA Preference Shares	133,017	6,839
	Bradespar SA Preference Shares	1,003,400	4,355
	Sixt SE Preference Shares	60,809	4,209
	Draegerwerk AG & Co. KGaA Preference Shares	32,452	4,114
	Marcopolo SA Preference Shares	3,183,515	3,335
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	1,974,700	2,867
	Unipar Carbocloro SA Preference Shares Class B	221,000	2,755
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	984,698	2,731
	KSB SE & Co. KGaA Preference Shares	2,710	2,607
	Banco ABC Brasil SA Preference Shares	463,207	2,193
	Alpargatas SA Preference Shares	812,300	1,966
*	Braskem SA Preference Shares Class A	921,200	1,085
	Daishin Securities Co. Ltd. Preference Shares	75,888	1,034
	Corem Property Group AB Preference Shares	41,442	1,012
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	759,800	898
*	Randoncorp SA Preference Shares	908,495	878
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	176,352	709
*	Raizen SA Preference Shares	4,648,164	239
Total Preferred Stocks (Cost $34,071)			43,826
Rights (0.0%)
*	Clobot Co. Ltd. Exp. 8/14/2026 (XKOS)	4,311	7
*	Fii UBS Br Receb Imob Exp. 10/20/2026	17,489	—
*	Hedge Brasil Shopping FII Exp. 8/10/2026	43,417	—
*,3	SONDA SA Exp. 8/9/2026	298,727	—
Total Rights (Cost $—)			7
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	104,185	103
*	Berjaya Corp. Bhd. Exp. 1/6/2031 (XKLS)	1,025,824	7

		Shares	Market Value ($000)
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	430,554	2
*	VGI PCL Exp. 5/23/2027 (XBKK)	4,948,352	2
*	VGI PCL Exp. 5/23/2027	542,670	—
Total Warrants (Cost $—)			114
Temporary Cash Investments (6.2%)
Money Market Fund (6.2%)
[4,5]	Vanguard Market Liquidity Fund, 3.718% (Cost $837,860)	8,379,885	837,905
Total Investments (105.3%) (Cost $12,241,796)			14,272,505
Other Assets and Liabilities—Net (-5.3%)			(720,742)
Net Assets (100%)			13,551,763
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $720,988.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $492,844, representing 3.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $785,512 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	168	24,679	(251)
MSCI EAFE Index	September 2026	488	77,648	778
MSCI Emerging Markets Index	September 2026	226	18,558	(571)
S&P TSX 60 Index	September 2026	48	14,275	124
				80

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	9/16/2026	CAD	18,508	USD	13,348	—	(119)
Toronto-Dominion Bank	9/16/2026	CAD	1,680	USD	1,201	—	—
Bank of America, N.A.	9/16/2026	CAD	1,262	USD	896	6	—
Toronto-Dominion Bank	9/16/2026	CAD	809	USD	582	—	(4)
Royal Bank of Canada	9/16/2026	CAD	402	USD	289	—	(2)
State Street Bank & Trust Co.	9/16/2026	EUR	5,821	USD	6,741	—	(15)
Bank of Montreal	9/16/2026	EUR	1,773	USD	2,034	14	—
Citibank, N.A.	9/16/2026	GBP	2,513	USD	3,371	16	—
Standard Chartered Bank	9/16/2026	GBP	735	USD	982	9	—
Citibank, N.A.	9/16/2026	INR	1,159,117	USD	12,017	81	—
Wells Fargo Bank N.A.	9/16/2026	JPY	2,251,711	USD	14,068	137	—
HSBC Bank plc	9/16/2026	JPY	1,484,949	USD	9,226	142	—
Toronto-Dominion Bank	9/16/2026	USD	2,999	AUD	4,250	11	—
Royal Bank of Canada	9/16/2026	USD	2,372	BRL	12,525	—	(71)
Toronto-Dominion Bank	9/16/2026	USD	4,687	CAD	6,607	—	(35)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/16/2026	USD	8,489	CHF	6,683	179	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	536	DKK	3,455	2	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	16,604	EUR	14,349	27	—
State Street Bank & Trust Co.	9/16/2026	USD	8,820	GBP	6,584	—	(54)
Royal Bank of Canada	9/16/2026	USD	2,493	HKD	19,437	10	—
Toronto-Dominion Bank	9/16/2026	USD	36,805	JPY	5,861,973	—	(176)
Royal Bank of Canada	9/16/2026	USD	620	KRW	952,832	—	(41)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	3,574	NOK	33,870	3	—
HSBC Bank plc	9/16/2026	USD	564	PLN	2,051	15	—
State Street Bank & Trust Co.	9/16/2026	USD	1,931	SEK	18,178	17	—
Standard Chartered Bank	9/16/2026	USD	1,170	SGD	1,491	3	—
Deutsche Bank AG	9/16/2026	USD	5,264	TWD	168,593	37	—
State Street Bank & Trust Co.	9/16/2026	USD	1,570	ZAR	25,762	17	—
						726	(517)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,605,145	59	2,062	1,607,266
Common Stocks—Other	26,627	11,740,333	16,427	11,783,387
Preferred Stocks	24,011	19,815	—	43,826
Rights	7	—	—	7
Warrants	11	—	103	114
Temporary Cash Investments	837,905	—	—	837,905
Total	2,493,706	11,760,207	18,592	14,272,505
Derivative Financial Instruments
Assets
Futures Contracts[1]	902	—	—	902
Forward Currency Contracts	—	726	—	726
Total	902	726	—	1,628
Liabilities
Futures Contracts[1]	(822)	—	—	(822)
Forward Currency Contracts	—	(517)	—	(517)
Total	(822)	(517)	—	(1,339)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.